GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2021

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Year ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and

Contract Owners of Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2021, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2022

Appendix

Statement of assets and liabilities as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB Balanced Wealth Strategy Portfolio — Class B

AB Global Thematic Growth Portfolio — Class B

AB Growth and Income Portfolio — Class B

AB International Value Portfolio — Class B

AB Large Cap Growth Portfolio — Class B

AB Small Cap Growth Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. Capital Appreciation Fund — Series I shares (1)

Invesco V.I. Capital Appreciation Fund — Series II shares (1)

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Conservative Balanced Fund — Series I shares (1)

Invesco V.I. Conservative Balanced Fund — Series II shares (1)

Invesco V.I. Core Bond Fund — Series I shares (1)

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares (1)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares (1)

Invesco V.I. Equity and Income Fund — Series II shares

Invesco V.I. Global Fund — Series II shares (1)

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Global Strategic Income Fund — Series I shares (1)

Invesco V.I. Government Securities Fund — Series I shares (2)

Invesco V.I. International Growth Fund — Series II shares

Invesco V.I. Main Street Fund® — Series II shares (1)

Invesco V.I. Main Street Small Cap Fund® — Series II shares (1)

Invesco V.I. Technology Fund — Series I shares (2)

Allspring Variable Trust

Allspring VT Omega Growth Fund — Class 2 (1)

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund — Class II

American Century Variable Portfolios, Inc.

VP Disciplined Core Value Fund — Class I (1)

VP International Fund — Class I

VP Ultra® Fund — Class I

VP Value Fund — Class I

BNY Mellon

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BNY Mellon Variable Investment Fund — Government Money Market Portfolio

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund – Class III Shares (1)

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® — Loomis Sayles Growth Fund — Class 1

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Deutsche DWS Variable Series I

DWS Capital Growth VIP — Class B Shares

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP — Class B Shares

DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares (1)

Federated Hermes High Income Bond Fund II — Service Shares (1)

Federated Hermes Kaufmann Fund II — Service Shares (1)

Federated Hermes Managed Volatility Fund II — Primary Shares (1)

Fidelity® Variable Insurance Products Fund

VIP Asset ManagerSM Portfolio — Initial Class

VIP Asset ManagerSM Portfolio — Service Class 2

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity—Income Portfolio — Initial Class

VIP Equity—Income Portfolio — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Opportunities Portfolio — Service Class 2

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Investment Grade Bond Portfolio — Service Class 2

VIP Mid Cap Portfolio — Initial Class

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Allocation VIP Fund — Class 2 Shares

Franklin Income VIP Fund — Class 2 Shares

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Portfolio — Class 1

JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1

JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1

JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares (1)

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Aggressive Growth Portfolio — Class II

ClearBridge Variable Dividend Strategy Portfolio — Class I

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Large Cap Value Portfolio — Class I

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Income Portfolio — Service Class Shares (1)

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small—Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF International Growth Portfolio — Class II Shares (1) (2)

PSF Mid-Cap Growth Portfolio — Class II Shares (1)

PSF Natural Resources Portfolio — Class II Shares (1)

PSF PGIM Jennison Blend Portfolio — Class II Shares (1) (2)

PSF PGIM Jennison Focused Blend Portfolio — Class II Shares (1)

PSF PGIM Jennison Growth Portfolio — Class II Shares (1)

Statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the period from April 30, 2021 (inception) to December 31, 2021.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund — Series II shares

Invesco V.I. Equity and Income Fund — Series I shares (2)

Statement of assets and liabilities as of December 31, 2021, the related statements of operations for the period from January 1, 2021 to April 30, 2021 (liquidation date) and changes in net assets for the period from January 1, 2020 to April 30, 2021 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Managed Volatility Fund — Series I shares (3)

Invesco V.I. Value Opportunities Fund — Series II shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.
(2)	Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2020 through December 31, 2021.
(3)	Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2020 through April 30, 2021.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2021

	AB Variable Products Series Fund, Inc.

	AB Balanced Wealth Strategy Portfolio — Class B	AB Global Thematic Growth Portfolio — Class B	AB Growth and Income Portfolio — Class B	AB International Value Portfolio — Class B	AB Large Cap Growth Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$9,960,293	$2,731,078	$34,450,996	$27,464,695	$38,327,349
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	6	—	—	—
Total assets	9,960,293	2,731,084	34,450,996	27,464,695	38,327,349

Liabilities:
Accrued expenses payable to affiliate (note 4b)	491	117	1,457	1,278	1,608
Payable for units withdrawn	8,198	—	41,150	34,442	37,622
Total liabilities	8,689	117	42,607	35,720	39,230

Net assets attributable to:
Variable annuity contract owners in the accumulation period	8,990,323	2,730,716	33,646,297	26,282,051	37,919,937
Variable annuity contract owners in the annuitization period	961,281	251	762,092	1,146,924	368,182
Net assets	$9,951,604	$2,730,967	$34,408,389	$27,428,975	$38,288,119

Investments in securities at cost	$9,206,031	$1,631,777	$24,423,014	$24,770,445	$23,080,068
Shares outstanding	860,129	62,353	953,793	1,758,303	447,384

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Bond Fund — Series I shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Assets:
Investments at fair value (note 2b)	$10,206,270	$18,180,291	$6,779,217	$107,179,987	$30,781,222
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	10,206,270	18,180,291	6,779,217	107,179,987	30,781,222

Liabilities:
Accrued expenses payable to affiliate (note 4b)	382	952	264	5,086	1,139
Payable for units withdrawn	218,551	1,059	155	144,219	29
Total liabilities	218,933	2,011	419	149,305	1,168

Net assets attributable to:
Variable annuity contract owners in the accumulation period	9,909,498	17,256,569	6,675,035	101,409,539	30,243,705
Variable annuity contract owners in the annuitization period	77,839	921,711	103,763	5,621,143	536,349
Net assets	$9,987,337	$18,178,280	$6,778,798	$107,030,682	$30,780,054

Investments in securities at cost	$8,421,463	$15,160,241	$7,155,073	$102,272,212	$19,134,386
Shares outstanding	550,500	996,180	869,130	2,836,200	268,527

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB Small Cap Growth Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

$6,571,639	$9,679,046	$4,725,423	$6,830,201	$30,666,528	$11,799,685	$39,845,349
—	—	—	—	—	—	—
—	483	—	280	—	307	—
6,571,639	9,679,529	4,725,423	6,830,481	30,666,528	11,799,992	39,845,349

280	415	198	287	1,177	501	1,663
5	—	171	—	27	—	4,238
285	415	369	287	1,204	501	5,901

6,569,731	9,639,114	4,722,087	6,829,823	30,298,362	11,765,240	39,804,787
1,623	40,000	2,967	371	366,962	34,251	34,661
$6,571,354	$9,679,114	$4,725,054	$6,830,194	$30,665,324	$11,799,491	$39,839,448

$5,826,491	$7,189,309	$2,977,062	$6,474,098	$19,058,288	$9,015,973	$32,785,566
307,805	109,207	56,905	343,399	374,622	148,275	1,892,891

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. International Growth Fund — Series II shares	Invesco V.I. Main Street Fund® — Series II shares

$11,546,723	$16,405,328	$56,908,724	$39,677	$2,108,578	$12,524,080	$128,304,431
—	—	—	—	—	—	—
145	—	—	—	—	—	—
11,546,868	16,405,328	56,908,724	39,677	2,108,578	12,524,080	128,304,431

505	866	2,402	—	81	540	6,035
—	2,082	1,530	1	—	2,374	133,875
505	2,948	3,932	1	81	2,914	139,910

11,546,363	15,811,920	56,869,740	39,676	2,002,030	12,436,420	121,758,714
—	590,460	35,052	—	106,467	84,746	6,405,807
$11,546,363	$16,402,380	$56,904,792	$39,676	$2,108,497	$12,521,166	$128,164,521

$8,616,539	$13,512,929	$41,020,363	$33,707	$2,440,275	$10,705,589	$123,041,639
111,283	798,313	1,012,971	2,263	473,838	307,566	3,636,747

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Allspring Variable Trust	American Century Variable Portfolios II, Inc.	American Century Variable Portfolios, Inc.

	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Value Opportunities Fund — Series II shares	Allspring VT Omega Growth Fund — Class 2	VP Inflation Protection Fund — Class II	VP Disciplined Core Value Fund — Class I

Assets:
Investments at fair value (note 2b)	$16,200,349	$—	$3,781,391	$15,971,445	$246,264
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	16,200,349	—	3,781,391	15,971,445	246,264

Liabilities:
Accrued expenses payable to affiliate (note 4b)	697	—	159	766	12
Payable for units withdrawn	1,654	—	1	16,978	4
Total liabilities	2,351	—	160	17,744	16

Net assets attributable to:
Variable annuity contract owners in the accumulation period	16,169,464	—	3,781,231	14,788,489	176,177
Variable annuity contract owners in the annuitization period	28,534	—	—	1,165,212	70,071
Net assets	$16,197,998	$—	$3,781,231	$15,953,701	$246,248

Investments in securities at cost	$11,831,622	$—	$2,630,671	$14,730,579	$212,337
Shares outstanding	525,474	—	90,703	1,398,550	22,972

	BlackRock Variable Series Funds, Inc. (continued)			Columbia Funds Variable Series Trust II

	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2

Assets:
Investments at fair value (note 2b)	$33,947,472	$186,130,946	$14,206,453	$23,672,993	$25,871,187
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	33,947,472	186,130,946	14,206,453	23,672,993	25,871,187

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1,586	9,457	631	1,045	1,185
Payable for units withdrawn	41,323	7,225	—	5,941	17,267
Total liabilities	42,909	16,682	631	6,986	18,452

Net assets attributable to:
Variable annuity contract owners in the accumulation period	32,424,438	170,241,918	14,205,822	23,266,730	25,113,107
Variable annuity contract owners in the annuitization period	1,480,125	15,872,346	—	399,277	739,628
Net assets	$33,904,563	$186,114,264	$14,205,822	$23,666,007	$25,852,735

Investments in securities at cost	$36,216,822	$184,991,543	$11,671,062	$14,193,818	$24,318,695
Shares outstanding	2,454,626	12,943,738	670,432	403,013	1,727,049

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

American Century Variable Portfolios, Inc. (continued)			BNY Mellon			BlackRock Variable Series Funds, Inc.

VP International Fund — Class I	VP Ultra® Fund — Class I	VP Value Fund — Class I	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

$297,245	$115,766	$140,525	$121,582	$9,597,709	$2,945,572	$3,938,746
—	—	—	—	—	25	—
—	—	—	—	—	—	—
297,245	115,766	140,525	121,582	9,597,709	2,945,597	3,938,746

15	7	6	5	385	140	170
3	2	2	—	10,393	1	69
18	9	8	5	10,778	141	239

228,177	81,340	105,638	121,577	9,586,931	2,945,456	3,936,699
69,050	34,417	34,879	—	—	—	1,808
$297,227	$115,757	$140,517	$121,577	$9,586,931	$2,945,456	$3,938,507

$224,283	$85,535	$110,332	$83,308	$5,432,380	$2,945,572	$5,230,805
20,003	3,689	10,280	4,908	165,250	2,945,572	372,634

Deutsche DWS Variable Series I	Deutsche DWS Variable Series II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating — Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares

$75,167	$126,730	$12,392	$25,061,943	$6,975,822	$8,156,729	$23,725,134
—	—	—	61,041	—	—	—
—	—	—	—	—	—	—
75,167	126,730	12,392	25,122,984	6,975,822	8,156,729	23,725,134

7	7	1	1,084	279	344	1,045
2	1	1	10,249	181	898	7,883
9	8	2	11,333	460	1,242	8,928

40,758	91,491	12,390	24,621,529	6,917,985	8,134,876	23,352,251
34,400	35,231	—	490,122	57,377	20,611	363,955
$75,158	$126,722	$12,390	$25,111,651	$6,975,362	$8,155,487	$23,716,206

$59,340	$98,927	$10,271	$25,140,879	$7,028,720	$8,183,207	$19,282,875
1,538	7,867	802	2,757,089	1,091,678	1,284,524	1,059,158

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	Federated Hermes Insurance Series (continued)	Fidelity® Variable Insurance Products Fund

	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$8,820,141	$38,580,853	$5,242,946	$76,579,280	$112,410,491
Dividend receivable	—	—	—	—	8,779,807
Receivable for units sold	—	—	—	—	—
Total assets	8,820,141	38,580,853	5,242,946	76,579,280	121,190,298

Liabilities:
Accrued expenses payable to affiliate (note 4b)	353	1,292	260	3,873	4,753
Payable for units withdrawn	105	52	1	1,540	1,125
Total liabilities	458	1,344	261	5,413	5,878

Net assets attributable to:
Variable annuity contract owners in the accumulation period	8,734,127	38,125,071	5,188,079	72,669,294	120,464,622
Variable annuity contract owners in the annuitization period	85,556	454,438	54,606	3,904,573	719,798
Net assets	$8,819,683	$38,579,509	$5,242,685	$76,573,867	$121,184,420

Investments in securities at cost	$6,952,087	$31,487,690	$4,270,320	$56,121,842	$62,834,066
Shares outstanding	683,732	2,104,793	294,382	3,123,135	2,068,270

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$13,216,502	$76,531,057	$19,221,885	$67,325,861	$2
Dividend receivable	—	5,603,660	1,450,052	1,296,723	—
Receivable for units sold	2,757	—	642	—	—
Total assets	13,219,259	82,134,717	20,672,579	68,622,584	2

Liabilities:
Accrued expenses payable to affiliate (note 4b)	574	3,024	873	3,259	2
Payable for units withdrawn	—	334	—	81,805	—
Total liabilities	574	3,358	873	85,064	2

Net assets attributable to:
Variable annuity contract owners in the accumulation period	13,150,568	81,530,596	20,205,139	64,914,233	—
Variable annuity contract owners in the annuitization period	68,117	600,763	466,567	3,623,287	—
Net assets	$13,218,685	$82,131,359	$20,671,706	$68,537,520	$—

Investments in securities at cost	$9,963,642	$43,614,021	$12,587,959	$67,094,312	$1
Shares outstanding	170,272	747,155	193,340	5,186,892	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income Portfolio — Initial Class	VIP Equity-Income Portfolio — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class

$92,815,201	$2,075,884	$70,798,240	$46,549,160	$16,871,349	$15,831,388	$22,280,888
7,482,132	—	4,469,900	3,020,998	319,153	302,677	—
—	—	—	—	—	—	—
100,297,333	2,075,884	75,268,140	49,570,158	17,190,502	16,134,065	22,280,888

4,295	90	2,829	2,160	672	693	860
30,230	1	656	14,875	45	5,213	—
34,525	91	3,485	17,035	717	5,906	860

99,174,913	2,075,793	74,744,726	48,216,378	17,105,866	16,058,620	22,176,525
1,087,895	—	519,929	1,336,745	83,919	69,539	103,503
$100,262,808	$2,075,793	$75,264,655	$49,553,123	$17,189,785	$16,128,159	$22,280,028

$58,189,941	$1,300,527	$58,970,649	$39,330,326	$11,211,411	$11,934,777	$12,572,754
1,767,572	110,126	2,707,390	1,842,072	643,453	622,793	281,147

Fidelity® Variable Insurance Products Fund (continued)			Franklin Templeton Variable Insurance Products Trust

VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares

$54,931,200	$12,689,026	$3,447,918	$44,078,470	$188,659,436	$294,275	$118,822,949
8,232,010	478,872	222,587	—	—	—	—
—	—	—	—	—	—	—
63,163,210	13,167,898	3,670,505	44,078,470	188,659,436	294,275	118,822,949

2,632	493	151	2,316	10,342	12	5,614
49,751	83	1	2,654	62,816	1	144,619
52,383	576	152	4,970	73,158	13	150,233

62,905,829	13,093,335	3,670,353	37,315,145	170,631,237	260,116	112,788,958
204,998	73,987	—	6,758,355	17,955,041	34,146	5,883,758
$63,110,827	$13,167,322	$3,670,353	$44,073,500	$188,586,278	$294,262	$118,672,716

$46,100,393	$8,217,084	$2,795,623	$46,930,316	$169,648,912	$229,662	$117,496,894
1,394,547	433,368	207,831	7,395,716	11,256,530	10,175	6,188,695

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	Franklin Templeton Variable Insurance Products Trust (continued)				Goldman Sachs Variable Insurance Trust

	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares

Assets:
Investments at fair value (note 2b)	$3,706,333	$264,381	$3,121,310	$6,024,740	$123,285,582
Dividend receivable	—	—	—	—	647
Receivable for units sold	—	—	—	—	40,637
Total assets	3,706,333	264,381	3,121,310	6,024,740	123,326,866

Liabilities:
Accrued expenses payable to affiliate (note 4b)	149	12	116	256	5,316
Payable for units withdrawn	64	1	—	3,560	—
Total liabilities	213	13	116	3,816	5,316

Net assets attributable to:
Variable annuity contract owners in the accumulation period	3,679,801	229,970	3,042,330	5,947,854	123,189,410
Variable annuity contract owners in the annuitization period	26,319	34,398	78,864	73,070	132,140
Net assets	$3,706,120	$264,368	$3,121,194	$6,020,924	$123,321,550

Investments in securities at cost	$3,815,674	$270,061	$3,905,543	$6,218,421	$123,285,582
Shares outstanding	266,643	19,454	225,855	519,822	123,285,582

	Janus Aspen Series (continued)

	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares

Assets:
Investments at fair value (note 2b)	$103,326,483	$49,549,122	$5,287,233	$9,622,825	$46,903,272
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	15	—	—
Total assets	103,326,483	49,549,122	5,287,248	9,622,825	46,903,272

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5,101	1,935	222	383	1,897
Payable for units withdrawn	33,196	490	—	37	38
Total liabilities	38,297	2,425	222	420	1,935

Net assets attributable to:
Variable annuity contract owners in the accumulation period	98,720,621	49,010,042	5,226,805	9,567,366	46,340,911
Variable annuity contract owners in the annuitization period	4,567,565	536,655	60,221	55,039	560,426
Net assets	$103,288,186	$49,546,697	$5,287,026	$9,622,405	$46,901,337

Investments in securities at cost	$65,525,912	$26,848,458	$3,110,690	$9,686,252	$29,454,841
Shares outstanding	1,944,420	492,977	57,165	798,575	759,567

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

Goldman Sachs Variable Insurance Trust (continued)		JPMorgan Insurance Trust				Janus Aspen Series

Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares	JPMorgan Insurance Trust Core Bond Portfolio — Class 1	JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	Janus Henderson Balanced Portfolio — Institutional Shares

$6,377,945	$34,039,071	$1,248,484	$138,336	$6,170	$1,248,421	$68,978,478
—	—	—	—	—	—	—
112,029	—	—	—	—	—	—
6,489,974	34,039,071	1,248,484	138,336	6,170	1,248,421	68,978,478

252	1,380	63	7	3	67	2,685
—	1,854	2	2	1	2	3,539
252	3,234	65	9	4	69	6,224

6,421,521	33,747,894	843,625	103,141	6,166	727,446	67,931,312
68,201	287,943	404,794	35,186	—	520,906	1,040,942
$6,489,722	$34,035,837	$1,248,419	$138,327	$6,166	$1,248,352	$68,972,254

$6,335,206	$27,174,315	$1,239,045	$106,342	$4,190	$838,458	$41,595,853
639,714	1,743,805	110,096	10,370	217	27,222	1,373,526

Janus Aspen Series (continued)

Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares

$22,538,971	$38,788,091	$3,079,095	$13,783,942	$21,111,961	$2,268,693	$48,300,440
—	—	—	—	—	—	—
1,499	—	174	4	—	—	—
22,540,470	38,788,091	3,079,269	13,783,946	21,111,961	2,268,693	48,300,440

861	1,494	130	563	837	95	1,869
—	420	—	—	136	8	153
861	1,914	130	563	973	103	2,022

22,536,415	38,338,416	3,075,341	13,648,913	20,924,925	2,268,430	47,925,365
3,194	447,761	3,798	134,470	186,063	160	373,053
$22,539,609	$38,786,177	$3,079,139	$13,783,383	$21,110,988	$2,268,590	$48,298,418

$16,865,333	$20,030,021	$1,588,188	$8,188,192	$18,109,179	$1,673,360	$25,799,667
397,934	544,165	44,425	659,203	492,006	55,307	857,760

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	Janus Aspen Series (continued)	Legg Mason Partners Variable Equity Trust

	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I

Assets:
Investments at fair value (note 2b)	$3,457,074	$5,118,476	$4,330,593	$5,208,260	$16,749,100
Dividend receivable	—	—	—	—	—
Receivable for units sold	214	—	—	—	—
Total assets	3,457,288	5,118,476	4,330,593	5,208,260	16,749,100

Liabilities:
Accrued expenses payable to affiliate (note 4b)	148	229	172	275	720
Payable for units withdrawn	—	18	—	1	4,596
Total liabilities	148	247	172	276	5,316

Net assets attributable to:
Variable annuity contract owners in the accumulation period	3,234,892	5,054,383	4,330,421	5,007,305	16,679,558
Variable annuity contract owners in the annuitization period	222,248	63,846	—	200,679	64,226
Net assets	$3,457,140	$5,118,229	$4,330,421	$5,207,984	$16,743,784

Investments in securities at cost	$1,889,624	$5,613,418	$2,948,191	$3,501,017	$14,349,486
Shares outstanding	63,619	218,832	169,032	202,498	736,548

	PIMCO Variable Insurance Trust (continued)

	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

Assets:
Investments at fair value (note 2b)	$25,399,286	$1,501,384	$54,618,741	$68,692,645	$139,104,357
Dividend receivable	123,179	2,319	83,746	41,362	255,301
Receivable for units sold	—	—	—	—	—
Total assets	25,522,465	1,503,703	54,702,487	68,734,007	139,359,658

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1,128	64	2,583	3,244	6,234
Payable for units withdrawn	10,994	247	59,413	61,623	82,835
Total liabilities	12,122	311	61,996	64,867	89,069

Net assets attributable to:
Variable annuity contract owners in the accumulation period	24,939,758	1,485,237	51,768,915	65,344,941	135,146,583
Variable annuity contract owners in the annuitization period	570,585	18,155	2,871,576	3,324,199	4,124,006
Net assets	$25,510,343	$1,503,392	$54,640,491	$68,669,140	$139,270,589

Investments in securities at cost	$24,667,653	$1,479,028	$61,702,388	$69,254,027	$142,772,378
Shares outstanding	3,198,903	139,664	4,859,319	6,714,824	12,927,914

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

MFS® Variable Insurance Trust				MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares

$5,299,893	$13,745,170	$37,729,279	$11,610,410	$16,817	$7,078,968	$4,731,060
—	—	—	—	—	—	—
43	264	—	337	—	534	—
5,299,936	13,745,434	37,729,279	11,610,747	16,817	7,079,502	4,731,060

222	582	1,965	490	1	298	204
—	—	754	—	1	—	299
222	582	2,719	490	2	298	503

5,272,610	13,728,836	36,329,630	11,578,423	16,815	7,053,627	4,694,710
27,104	16,016	1,396,930	31,834	—	25,577	35,847
$5,299,714	$13,744,852	$37,726,560	$11,610,257	$16,815	$7,079,204	$4,730,557

$2,877,533	$12,399,952	$31,036,691	$8,715,548	$16,880	$5,022,685	$4,406,684
120,534	692,801	1,388,127	308,952	1,730	261,506	405,751

Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares

$7,892,636	$12,577,131	$34,211,880	$38,549,182	$163,553,249	$31,221,927	$754,126,434
—	—	—	—	—	—	—
27	1,339	84,736	18,472	—	—	—
7,892,663	12,578,470	34,296,616	38,567,654	163,553,249	31,221,927	754,126,434

327	515	1,440	1,550	6,677	1,314	33,670
—	—	—	—	10,095	13	11,287
327	515	1,440	1,550	16,772	1,327	44,957

7,892,336	12,496,674	33,893,774	38,525,659	162,549,445	31,048,986	272,387,292
—	81,281	401,402	40,445	987,032	171,614	481,694,185
$7,892,336	$12,577,955	$34,295,176	$38,566,104	$163,536,477	$31,220,600	$754,081,477

$4,376,430	$12,474,745	$26,289,665	$37,964,678	$104,392,763	$28,441,295	$787,546,122
108,296	1,060,466	269,895	2,775,319	2,840,452	2,091,221	46,956,814

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

	State Street Variable Insurance Series Funds, Inc. (contiuned)		The Alger Portfolios		The Prudential Series Fund

	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Mid-Cap Growth Portfolio — Class II Shares

Assets:
Investments at fair value (note 2b)	$393,325,894	$24,910,566	$36,366,800	$20,054,073	$30,111
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	50	—	—
Total assets	393,325,894	24,910,566	36,366,850	20,054,073	30,111

Liabilities:
Accrued expenses payable to affiliate (note 4b)	20,690	1,038	1,439	798	1
Payable for units withdrawn	35,594	34,822	—	400	—
Total liabilities	56,284	35,860	1,439	1,198	1

Net assets attributable to:
Variable annuity contract owners in the accumulation period	321,664,878	24,866,826	35,783,277	19,747,618	30,110
Variable annuity contract owners in the annuitization period	71,604,732	7,880	582,134	305,257	—
Net assets	$393,269,610	$24,874,706	$36,365,411	$20,052,875	$30,110

Investments in securities at cost	$405,540,407	$18,981,904	$28,608,523	$19,403,952	$6,766
Shares outstanding	24,582,868	440,505	448,530	719,300	1,058

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2021

The Prudential Series Fund (contiuned)

PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

$15,425,927	$5,826,811	$10,611,033
—	—	—
672	1,008	—
15,426,599	5,827,819	10,611,033

635	249	452
—	—	91
635	249	543

15,411,080	5,823,860	10,607,663
14,884	3,710	2,827
$15,425,964	$5,827,570	$10,610,490

$14,444,361	$1,799,770	$5,302,204
470,733	106,174	75,734

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB Balanced Wealth Strategy Portfolio — Class B	AB Global Thematic Growth Portfolio — Class B	AB Growth and Income Portfolio — Class B	AB International Value Portfolio — Class B	AB Large Cap Growth Portfolio — Class B

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$ 25,776	$—	$216,366	$467,265	$—
Mortality and expense risk and administrative charges (note 4a)	185,373	43,407	536,352	411,683	544,278
Net investment income (expense)	(159,597)	(43,407)	(319,986)	55,582	(544,278)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	66,758	231,014	1,886,067	886,616	1,818,283
Change in unrealized appreciation (depreciation)	987,329	(9,206)	6,358,950	1,030,804	4,580,458
Capital gain distributions	224,062	343,983	—	—	2,627,202
Net realized and unrealized gain (loss) on investments	1,278,149	565,791	8,245,017	1,917,420	9,025,943

Increase (decrease) in net assets from operations	$1,118,552	$522,384	$7,925,031	$1,973,002	$8,481,665

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Bond Fund — Series I shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$153,458	$237,574	$148,593	$693,334	$—
Mortality and expense risk and administrative charges (note 4a)	142,669	357,502	105,490	879,265	404,978
Net investment income (expense)	10,789	(119,928)	43,103	(185,931)	(404,978)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	464,501	893,034	1,122	392,405	1,686,223
Change in unrealized appreciation (depreciation)	(69,211)	(235,328)	(546,561)	4,970,713	360,458
Capital gain distributions	524,670	957,520	264,427	2,374,719	3,170,892
Net realized and unrealized gain (loss) on investments	919,960	1,615,226	(281,012)	7,737,837	5,217,573

Increase (decrease) in net assets from operations	$930,749	$1,495,298	$(237,909)	$7,551,906	$4,812,595

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB Small Cap Growth Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Period from April 30 to December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$—	$—	$—	$13,958	$—	$—	$607,719
315,503	228,622	77,336	57,127	421,637	170,288	509,965
(315,503)	(228,622)	(77,336)	(43,169)	(421,637)	(170,288)	97,754

8,940,666	5,532,112	556,014	5,293	2,074,782	377,812	901,129
(8,590,721)	(4,815,809)	(576,931)	356,103	2,458,020	1,224,826	5,982,879
1,679,826	1,131,118	602,272	—	1,595,083	606,019	—
2,029,771	1,847,421	581,355	361,396	6,127,885	2,208,657	6,884,008

$1,714,268	$1,618,799	$504,019	$318,227	$5,706,248	$2,038,369	$6,981,762

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. International Growth Fund — Series II shares	Invesco V.I. Main Street Fund® — Series II shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$—	$264,957	$—	$954	$104,330	$135,516	$636,496
179,587	323,779	1,546,563	2,234	31,744	199,189	1,130,648
(179,587)	(58,822)	(1,546,563)	(1,280)	72,586	(63,673)	(494,152)

761,899	882,058	26,967,766	19,603	(44,325)	536,795	921,117
(60,762)	1,595,961	(12,097,190)	14,326	(142,321)	(839,790)	2,849,899
1,318,854	158,153	2,929,492	—	—	873,081	7,236,052
2,019,991	2,636,172	17,800,068	33,929	(186,646)	570,086	11,007,068

$1,840,404	$2,577,350	$16,253,505	$32,649	$(114,060)	$506,413	$10,512,916

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Allspring Variable Trust	American Century Variable Portfolios II, Inc.	American Century Variable Portfolios, Inc.

	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Value Opportunities Fund — Series II shares	Allspring VT Omega Growth Fund — Class 2	VP Inflation Protection Fund — Class II	VP Disciplined Core Value Fund — Class I

	Year ended December 31, 2021	Period from January 1 to April 30, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$29,130	$19,198	$—	$508,036	$4,547
Mortality and expense risk and administrative charges (note 4a)	393,040	22,832	58,201	285,840	8,667
Net investment income (expense)	(363,910)	(3,634)	(58,201)	222,196	(4,120)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	6,665,672	332,505	261,706	321,971	67,769
Change in unrealized appreciation (depreciation)	(2,320,771)	506,183	(132,799)	165,133	(50,450)
Capital gain distributions	1,018,533	119,017	390,905	—	92,327
Net realized and unrealized gain (loss) on investments	5,363,434	957,705	519,812	487,104	109,646

Increase (decrease) in net assets from operations	$4,999,524	$954,071	$461,611	$709,300	$105,526

	BlackRock Variable Series Funds, Inc. (continued)			Columbia Funds Variable Series Trust II

	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$368,849	$1,587,806	$—	$—	$169,619
Mortality and expense risk and administrative charges (note 4a)	319,632	3,628,551	218,291	1,247,911	305,800
Net investment income (expense)	49,217	(2,040,745)	(218,291)	(1,247,911)	(136,181)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	192,271	6,844,609	375,746	37,319,610	288,872
Change in unrealized appreciation (depreciation)	(2,282,057)	(27,039,108)	(239,706)	(18,866,381)	574,340
Capital gain distributions	4,326,325	31,131,792	2,076,240	—	253,801
Net realized and unrealized gain (loss) on investments	2,236,539	10,937,293	2,212,280	18,453,229	1,117,013

Increase (decrease) in net assets from operations	$2,285,756	$8,896,548	$1,993,989	$17,205,318	$980,832

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

American Century Variable Portfolios, Inc. (continued)			BNY Mellon			BlackRock Variable Series Funds, Inc.

VP International Fund — Class I	VP Ultra® Fund — Class I	VP Value Fund — Class I	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$993	$—	$1,743	$714	$68,843	$183	$43,043
8,743	3,143	1,611	1,693	139,454	29,501	63,209
(7,750)	(3,143)	132	(979)	(70,611)	(29,318)	(20,166)

128,797	43,922	8,140	1,787	334,885	—	72,909
(97,424)	(17,924)	9,012	22,730	1,573,207	—	(1,339,687)
17,574	13,848	—	722	202,429	—	1,740,354
48,947	39,846	17,152	25,239	2,110,521	—	473,576

$41,197	$36,703	$17,284	$24,260	$2,039,910	$(29,318)	$453,410

Deutsche DWS Variable Series I	Deutsche DWS Variable Series II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$—	$3,226	$105	$829,647	$359,144	$408,490	$—

4,062	3,221	198	457,153	104,960	132,085	476,810
(4,062)	5	(93)	372,494	254,184	276,405	(476,810)

68,210	24,231	262	(41,845)	(36,903)	(13,851)	2,179,743
(30,839)	13,772	2,741	251,846	21,523	(19,438)	(3,452,904)
16,617	—	—	—	—	—	2,426,415
53,988	38,003	3,003	210,001	(15,380)	(33,289)	1,153,254

$49,926	$38,008	$2,910	$582,495	$238,804	$243,116	$676,444

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Federated Hermes Insurance Series (continued)	Fidelity® Variable Insurance Products Fund

	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$156,438	$615,077	$72,517	$551,210	$75,006
Mortality and expense risk and administrative charges (note 4a)	126,559	476,694	96,616	1,405,582	1,658,170
Net investment income (expense)	29,879	138,383	(24,099)	(854,372)	(1,583,164)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	209,247	827,799	124,376	5,193,371	9,206,078
Change in unrealized appreciation (depreciation)	1,106,327	2,046,826	265,156	1,216,401	4,979,392
Capital gain distributions	—	210,239	29,445	5,734,815	14,334,210
Net realized and unrealized gain (loss) on investments	1,315,574	3,084,864	418,977	12,144,587	28,519,680

Increase (decrease) in net assets from operations	$1,345,453	$3,223,247	$394,878	$11,290,215	$26,936,516

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Initial Class

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$1,287,210	$—
Mortality and expense risk and administrative charges (note 4a)	899,200	1,083,492	321,092	1,238,455	50
Net investment income (expense)	(899,200)	(1,083,492)	(321,092)	48,755	(50)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	23,826,461	6,044,647	2,174,344	646,830	3,021
Change in unrealized appreciation (depreciation)	(17,869,679)	(5,935,692)	(2,275,713)	(4,550,734)	(1,608)
Capital gain distributions	5,871,421	16,709,147	4,375,951	1,960,876	33
Net realized and unrealized gain (loss) on investments	11,828,203	16,818,102	4,274,582	(1,943,028)	1,446

Increase (decrease) in net assets from operations	$10,929,003	$15,734,610	$3,953,490	$(1,894,273)	$1,396

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity-Income Portfolio — Initial Class	VIP Equity-Income Portfolio — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$24,876	$2,420	$1,376,061	$1,014,122	$400,607	$348,857	$—
1,421,527	34,996	1,009,990	1,637,934	247,636	255,485	322,763
(1,396,651)	(32,576)	366,071	(623,812)	152,971	93,372	(322,763)

5,896,879	222,627	2,235,638	24,024,583	1,197,759	935,487	1,606,686
4,549,288	51,489	4,589,236	(8,787,677)	1,586,392	1,629,308	(1,111,526)
11,661,577	212,890	8,051,424	8,249,342	774,967	746,187	2,067,326
22,107,744	487,006	14,876,298	23,486,248	3,559,118	3,310,982	2,562,486

$20,711,093	$454,430	$15,242,369	$22,862,436	$3,712,089	$3,404,354	$2,239,723

Fidelity® Variable Insurance Products Fund (continued)			Franklin Templeton Variable Insurance Products Trust

VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$217,918	$66,511	$42,732	$810,418	$9,164,907	$—	$3,439,354
1,032,411	179,222	50,792	883,182	3,909,966	5,554	999,304
(814,493)	(112,711)	(8,060)	(72,764)	5,254,941	(5,554)	2,440,050

6,103,720	707,935	147,991	(1,107,514)	3,348,670	30,655	217,903
(1,641,915)	607,014	419,544	5,414,668	17,918,188	(23,015)	1,533,236
9,861,295	957,361	287,021	—	—	45,737	—
14,323,100	2,272,310	854,556	4,307,154	21,266,858	53,377	1,751,139

$13,508,607	$2,159,599	$846,496	$4,234,390	$26,521,799	$47,823	$4,191,189

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)				Goldman Sachs Variable Insurance Trust

	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$84,731	$3,760	$—	$67,740	$7,820
Mortality and expense risk and administrative charges (note 4a)	61,236	3,791	46,118	97,420	2,027,411
Net investment income (expense)	23,495	(31)	(46,118)	(29,680)	(2,019,591)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,920)	149	(111,830)	(47,600)	—
Change in unrealized appreciation (depreciation)	115,366	3,432	(51,768)	291,529	—
Capital gain distributions	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	113,446	3,581	(163,598)	243,929	—

Increase (decrease) in net assets from operations	$136,941	$3,550	$(209,716)	$214,249	$(2,019,591)

	Janus Aspen Series (continued)

	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$905,491	$157,660	$12,750	$261,232	$230,305
Mortality and expense risk and administrative charges (note 4a)	1,869,163	709,256	81,999	136,338	683,225
Net investment income (expense)	(963,672)	(551,596)	(69,249)	124,894	(452,920)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	7,892,648	3,658,538	668,594	29,107	3,191,905
Change in unrealized appreciation (depreciation)	6,972,021	(240,081)	(337,979)	(552,781)	966,738
Capital gain distributions	570,010	4,160,479	480,946	187,894	5,201,620
Net realized and unrealized gain (loss) on investments	15,434,679	7,578,936	811,561	(335,780)	9,360,263

Increase (decrease) in net assets from operations	$14,471,007	$7,027,340	$742,312	$(210,886)	$8,907,343

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Goldman Sachs Variable Insurance Trust (continued)		JPMorgan Insurance Trust				Janus Aspen Series

Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares	JPMorgan Insurance Trust Core Bond Portfolio — Class 1	JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	Janus Henderson Balanced Portfolio — Institutional Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$69,742	$149,213	$43,397	$1,847	$787	$8,263	$754,928
90,320	489,504	34,959	3,435	1,780	22,771	965,096
(20,578)	(340,291)	8,438	(1,588)	(993)	(14,508)	(210,168)

63,938	1,641,437	26,255	31,662	54,704	168,949	4,531,618
447,311	2,657,580	(125,190)	9,482	(34,334)	76,233	5,128,651
756,815	4,391,239	31,623	10,175	3,802	49,243	386,088
1,268,064	8,690,256	(67,312)	51,319	24,172	294,425	10,046,357

$1,247,486	$8,349,965	$(58,874)	$49,731	$23,179	$279,917	$9,836,189

Janus Aspen Series (continued)

Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$114,186	$201,325	$10,980	$88,839	$244,900	$23,690	$48,908
323,750	550,534	47,031	198,478	313,951	36,257	673,445
(209,564)	(349,209)	(36,051)	(109,639)	(69,051)	(12,567)	(624,537)

870,650	3,219,557	254,099	1,059,220	438,663	82,853	3,895,035
553,571	1,253,286	86,172	(672,287)	2,033,450	190,249	2,494,273
2,578,975	1,855,259	147,093	1,658,051	—	—	2,456,897
4,003,196	6,328,102	487,364	2,044,984	2,472,113	273,102	8,846,205

$3,793,632	$5,978,893	$451,313	$1,935,345	$2,403,062	$260,535	$8,221,668

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Janus Aspen Series (continued)	Legg Mason Partners Variable Equity Trust

	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$547	$10,043	$61,403	$65,233	$165,619
Mortality and expense risk and administrative charges (note 4a)	52,904	93,191	59,965	94,010	245,996
Net investment income (expense)	(52,357)	(83,148)	1,438	(28,777)	(80,377)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	251,489	287,222	389,365	290,080	326,221
Change in unrealized appreciation (depreciation)	190,599	(1,181,448)	225,867	437,584	1,710,986
Capital gain distributions	174,315	1,482,089	304,772	361,040	1,374,000
Net realized and unrealized gain (loss) on investments	616,403	587,863	920,004	1,088,704	3,411,207

Increase (decrease) in net assets from operations	$564,046	$504,715	$921,442	$1,059,927	$3,330,830

	PIMCO Variable Insurance Trust (continued)

	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$1,274,409	$25,329	$804,642	$405,543	$2,548,401
Mortality and expense risk and administrative charges (note 4a)	469,887	24,826	889,684	1,357,247	2,275,336
Net investment income (expense)	804,522	503	(85,042)	(951,704)	273,065

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	347,001	8,545	(1,630,619)	88,639	10,446
Change in unrealized appreciation (depreciation)	(572,923)	(79,658)	(10,544,939)	(1,160,009)	(10,199,265)
Capital gain distributions	—	14,167	9,002,506	—	5,734,043
Net realized and unrealized gain (loss) on investments	(225,922)	(56,946)	(3,173,052)	(1,071,370)	(4,454,776)

Increase (decrease) in net assets from operations	$578,600	$(56,443)	$(3,258,094)	$(2,023,074)	$(4,181,711)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

MFS® Variable Insurance Trust				MFS Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$21,189	$—	$601,276	$170,696	$488	$2,228	$508,387
79,628	323,075	718,519	174,745	266	107,049	73,609
(58,439)	(323,075)	(117,243)	(4,049)	222	(104,821)	434,778

393,907	2,191,368	1,413,168	530,391	514	405,295	65,754
624,594	(5,141,297)	1,035,222	390,632	(1,792)	265,459	109,139
162,191	4,009,680	1,823,723	384,741	691	920,951	—
1,180,692	1,059,751	4,272,113	1,305,764	(587)	1,591,705	174,893

$1,122,253	$736,676	$4,154,870	$1,301,715	$(365)	$1,486,884	$609,671

Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$—	$291,734	$—	$763,386	$1,680,804	$—	$15,666,370
112,904	207,192	503,709	535,138	2,325,759	490,108	12,287,845
(112,904)	84,542	(503,709)	228,248	(644,955)	(490,108)	3,378,525

484,106	108,107	1,930,573	3,871,867	11,610,132	1,309,744	7,137,010
630,596	(780,104)	(674,082)	2,144,941	10,493,584	(363,632)	(24,982,201)
562,477	112,254	6,088,764	6,282,592	15,046,226	4,865,982	96,866,954
1,677,179	(559,743)	7,345,255	12,299,400	37,149,942	5,812,094	79,021,763

$1,564,275	$(475,201)	$6,841,546	$12,527,648	$36,504,987	$5,321,986	$82,400,288

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)		The Alger Portfolios		The Prudential Series Fund

	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Mid-Cap Growth Portfolio — Class II Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$7,186,569	$80,295	$—	$—	$—
$Mortality and expense risk and administrative charges (note 4a)	7,856,483	365,663	548,653	344,595	461
Net investment income (expense)	(669,914)	(285,368)	(548,653)	(344,595)	(461)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	7,817,989	1,217,734	3,184,289	1,911,580	1,012
Change in unrealized appreciation (depreciation)	(14,387,096)	336,732	(7,039,364)	(9,769,609)	1,887
Capital gain distributions	50,826,137	3,789,255	8,157,755	6,647,053	—
Net realized and unrealized gain (loss) on investments	44,257,030	5,343,721	4,302,680	(1,210,976)	2,899

Increase (decrease) in net assets from operations	$43,587,116	$5,058,353	$3,754,027	$(1,555,571)	$2,438

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

The Prudential Series Fund (continued)

PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$—	$—	$—
256,860	90,558	156,382
(256,860)	(90,558)	(156,382)

4,230,830	588,192	706,205
(1,458,879)	299,465	755,546
—	—	—
2,771,951	887,657	1,461,751

$2,515,091	$797,099	$1,305,369

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB Balanced Wealth Strategy Portfolio — Class B		AB Global Thematic Growth Portfolio — Class B		AB Growth and Income Portfolio — Class B

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(159,597)	$38,881	$(43,407)	$(23,895)	$(319,986)	$(86,611)
Net realized gain (loss) on investments	66,758	(307,543)	231,014	132,840	1,886,067	403,934
Change in unrealized appreciation (depreciation) on investments	987,329	629,563	(9,206)	397,808	6,358,950	(2,607,594)
Capital gain distributions	224,062	330,737	343,983	202,339	—	1,674,683
Increase (decrease) in net assets from operations	1,118,552	691,638	522,384	709,092	7,925,031	(615,588)

From capital transactions (note 4):
Net premiums	3,269	5,724	6,505	—	72,483	2,259
Transfers for contract benefits and terminations	(1,419,618)	(1,266,828)	(97,525)	(148,658)	(5,083,983)	(3,273,397)
Administrative expenses	(78,007)	(86,782)	(12,517)	(10,621)	(70,355)	(66,684)
Transfers between subaccounts (including fixed account), net	(655,200)	(410,835)	(305,086)	(67,539)	(1,238,130)	(6,689,365)
Increase (decrease) in net assets from capital transactions	(2,149,556)	(1,758,721)	(408,623)	(226,818)	(6,319,985)	(10,027,187)
Increase (decrease) in net assets	(1,031,004)	(1,067,083)	113,761	482,274	1,605,046	(10,642,775)
Net assets at beginning of year	10,982,608	12,049,691	2,617,206	2,134,932	32,803,343	43,446,118
Net assets at end of year	$9,951,604	$10,982,608	$2,730,967	$2,617,206	$34,408,389	$32,803,343

Change in units (note 5):
Units purchased	16,826	62,166	2,956	4,321	36,342	81,120
Units redeemed	(147,985)	(188,611)	(14,050)	(15,319)	(235,101)	(473,593)
Net increase (decrease) in units from capital transactions with contract owners	(131,159)	(126,445)	(11,094)	(10,998)	(198,759)	(392,473)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)						AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB International Value Portfolio — Class B		AB Large Cap Growth Portfolio — Class B		AB Small Cap Growth Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$55,582	$(88,624)	$(544,278)	$(432,570)	$(315,503)	$(334,511)	$(228,622)	$(320,551)	$(77,336)	$(73,028)
886,616	(1,033,388)	1,818,283	881,845	8,940,666	723,044	5,532,112	748,574	556,014	829,661
1,030,804	669,357	4,580,458	5,623,682	(8,590,721)	8,368,300	(4,815,809)	5,005,443	(576,931)	524,941
—	—	2,627,202	2,348,634	1,679,826	2,145,105	1,131,118	1,539,947	602,272	344,680
1,973,002	(452,655)	8,481,665	8,421,591	1,714,268	10,901,938	1,618,799	6,973,413	504,019	1,626,254

10,545	16,510	266,204	358,102	80,834	228,571	145,749	318,780	15,367	—
(2,321,886)	(2,043,127)	(2,468,212)	(1,190,578)	(2,068,475)	(1,931,702)	(674,940)	(1,443,006)	(717,547)	(1,187,104)
(187,294)	(199,438)	(161,868)	(129,263)	(131,182)	(144,973)	(61,660)	(102,957)	(17,763)	(17,195)
6,193,596	(4,841,383)	(896,381)	(974,117)	(26,920,574)	9,988,054	(15,728,509)	(5,266,330)	(287,006)	(275,973)
3,694,961	(7,067,438)	(3,260,257)	(1,935,856)	(29,039,397)	8,139,950	(16,319,360)	(6,493,513)	(1,006,949)	(1,480,272)
5,667,963	(7,520,093)	5,221,408	6,485,735	(27,325,129)	19,041,888	(14,700,561)	479,900	(502,930)	145,982
21,761,012	29,281,105	33,066,711	26,580,976	33,896,483	14,854,595	24,379,675	23,899,775	5,227,984	5,082,002
$27,428,975	$21,761,012	$38,288,119	$33,066,711	$6,571,354	$33,896,483	$9,679,114	$24,379,675	$4,725,054	$5,227,984

1,312,771	1,014,730	27,747	44,941	90,504	481,806	18,651	53,507	3,479	28,609
(808,976)	(2,060,409)	(106,765)	(109,365)	(748,839)	(188,680)	(488,474)	(332,241)	(24,502)	(75,302)
503,795	(1,045,679)	(79,018)	(64,424)	(658,335)	293,126	(469,823)	(278,734)	(21,023)	(46,693)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares		Invesco V.I. Capital Appreciation Fund — Series II shares

	Period from April 30 to December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(43,169)	$(421,637)	$(364,561)	$(170,288)	$(76,294)
Net realized gain (loss) on investments	5,293	2,074,782	1,287,499	377,812	285,463
Change in unrealized appreciation (depreciation) on investments	356,103	2,458,020	3,135,129	1,224,826	744,374
Capital gain distributions	—	1,595,083	3,892,808	606,019	641,090
Increase (decrease) in net assets from operations	318,227	5,706,248	7,950,875	2,038,369	1,594,633

From capital transactions (note 4):
Net premiums	1,380	21,459	12,655	427,242	110,083
Transfers for contract benefits and terminations	(194,054)	(4,310,764)	(2,391,712)	(380,494)	(160,115)
Administrative expenses	(88)	(19,764)	(22,398)	(60,515)	(31,378)
Transfers between subaccounts (including fixed account), net	6,704,729	(137,604)	(1,438,508)	(665,688)	4,509,408
Increase (decrease) in net assets from capital transactions	6,511,967	(4,446,673)	(3,839,963)	(679,455)	4,427,998
Increase (decrease) in net assets	6,830,194	1,259,575	4,110,912	1,358,914	6,022,631
Net assets at beginning of year	—	29,405,749	25,294,837	10,440,577	4,417,946
Net assets at end of year	$6,830,194	$30,665,324	$29,405,749	$11,799,491	$10,440,577

Change in units (note 5):
Units purchased	705,255	10,048	14,245	20,231	155,739
Units redeemed	(54,104)	(64,594)	(84,928)	(37,102)	(51,024)
Net increase (decrease) in units from capital transactions with contract owners	651,151	(54,546)	(70,683)	(16,871)	104,715

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Comstock Fund — Series II shares		Invesco V.I. Conservative Balanced Fund — Series I shares		Invesco V.I. Conservative Balanced Fund — Series II shares		Invesco V.I. Core Bond Fund — Series I shares		Invesco V.I. Core Equity Fund — Series I shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$97,754	$106,671	$10,789	$75,635	$(119,928)	$(16,258)	$43,103	$134,930	$(185,931)	$(827,318)
901,129	(448,314)	464,501	219,435	893,034	914,888	1,122	27,108	392,405	(1,342,102)
5,982,879	(1,073,073)	(69,211)	745,027	(235,328)	912,458	(546,561)	502,042	4,970,713	17,367
—	499,459	524,670	235,959	957,520	404,255	264,427	—	2,374,719	1,327,785
6,981,762	(915,257)	930,749	1,276,056	1,495,298	2,215,343	(237,909)	664,080	7,551,906	(824,268)

162,455	16,250	23,419	455	24,765	16,594	—	32,938	18,667	40,291
(2,611,331)	(1,572,835)	(1,866,964)	(704,757)	(1,984,355)	(2,512,185)	(1,273,884)	(1,118,332)	(5,112,146)	(4,717,395)
(166,707)	(90,383)	(9,553)	(10,324)	(92,875)	(88,845)	(9,840)	(12,096)	(437,935)	(507,356)
14,921,543	(716,204)	317,041	224,914	32,788	697,912	10,290	489,253	99,416,860	(86,703,324)
12,305,960	(2,363,172)	(1,536,057)	(489,712)	(2,019,677)	(1,886,524)	(1,273,434)	(608,237)	93,885,446	(91,887,784)
19,287,722	(3,278,429)	(605,308)	786,344	(524,379)	328,819	(1,511,343)	55,843	101,437,352	(92,712,052)
20,551,726	23,830,155	10,592,645	9,806,301	18,702,659	18,373,840	8,290,141	8,234,298	5,593,330	98,305,382
$39,839,448	$20,551,726	$9,987,337	$10,592,645	$18,178,280	$18,702,659	$6,778,798	$8,290,141	$107,030,682	$5,593,330

482,114	135,981	27,764	32,831	163,747	366,777	33,056	61,874	4,701,848	580,966
(170,072)	(234,829)	(56,719)	(46,691)	(301,704)	(514,637)	(94,690)	(86,047)	(627,308)	(5,809,821)
312,042	(98,848)	(28,955)	(13,860)	(137,957)	(147,860)	(61,634)	(24,173)	4,074,540	(5,228,855)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares		Invesco V.I. Equity and Income Fund — Series II shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(404,978)	$(316,422)	$(179,587)	$(152,436)	$(58,822)	$48,070
Net realized gain (loss) on investments	1,686,223	1,159,031	761,899	119,120	882,058	(134,232)
Change in unrealized appreciation (depreciation) on investments	360,458	5,556,257	(60,762)	2,100,052	1,595,961	423,897
Capital gain distributions	3,170,892	1,965,977	1,318,854	749,778	158,153	746,288
Increase (decrease) in net assets from operations	4,812,595	8,364,843	1,840,404	2,816,514	2,577,350	1,084,023

From capital transactions (note 4):
Net premiums	6,008	30,536	313,380	363,529	7,350	200
Transfers for contract benefits and terminations	(2,441,005)	(2,679,427)	(706,746)	(704,428)	(1,993,632)	(1,382,591)
Administrative expenses	(16,635)	(17,378)	(46,796)	(43,984)	(126,217)	(133,365)
Transfers between subaccounts (including fixed account), net	(203,988)	(359,887)	(1,367,009)	(1,601,909)	(1,320,447)	(1,173,731)
Increase (decrease) in net assets from capital transactions	(2,655,620)	(3,026,156)	(1,807,171)	(1,986,792)	(3,432,946)	(2,689,487)
Increase (decrease) in net assets	2,156,975	5,338,687	33,233	829,722	(855,596)	(1,605,464)
Net assets at beginning of year	28,623,079	23,284,392	11,513,130	10,683,408	17,257,976	18,863,440
Net assets at end of year	$30,780,054	$28,623,079	$11,546,363	$11,513,130	$16,402,380	$17,257,976

Change in units (note 5):
Units purchased	14,976	17,997	9,501	59,177	104,039	148,253
Units redeemed	(34,425)	(62,042)	(43,246)	(125,291)	(262,507)	(315,870)
Net increase (decrease) in units from capital transactions with contract owners	(19,449)	(44,045)	(33,745)	(66,114)	(158,468)	(167,617)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Global Fund — Series II shares		Invesco V.I. Global Real Estate Fund — Series II shares		Invesco V.I. Global Strategic Income Fund — Series I shares		Invesco V.I. International Growth Fund — Series II shares		Invesco V.I. Main Street Fund® — Series II shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(1,546,563)	$(903,088)	$(1,280)	$5,480	$72,586	$103,586	$(63,673)	$(189,193)	$(494,152)	$(895,402)
26,967,766	2,622,943	19,603	(3,887)	(44,325)	(56,992)	536,795	2,495,730	921,117	8,235,428
(12,097,190)	20,199,259	14,326	(29,551)	(142,321)	(17,861)	(839,790)	(2,636,159)	2,849,899	(8,663,568)
2,929,492	4,037,176	—	5,463	—	—	873,081	262,606	7,236,052	1,633,711
16,253,505	25,956,290	32,649	(22,495)	(114,060)	28,733	506,413	(67,016)	10,512,916	310,169

322,485	404,898	—	—	—	10,050	10,768	17,157	121,350	86,743
(8,208,458)	(6,723,862)	(6,853)	(16,563)	(250,736)	(183,804)	(1,114,319)	(2,071,570)	(6,541,525)	(5,859,174)
(627,975)	(604,438)	(248)	(293)	(2,285)	(3,031)	(66,221)	(211,654)	(509,146)	(546,634)
(76,074,062)	38,750,960	(174,651)	16,937	19,563	(23,570)	543,920	(27,283,690)	107,378,060	(89,108,264)
(84,588,010)	31,827,558	(181,752)	81	(233,458)	(200,355)	(625,852)	(29,549,757)	100,448,739	(95,427,329)
(68,334,505)	57,783,848	(149,103)	(22,414)	(347,518)	(171,622)	(119,439)	(29,616,773)	110,961,655	(95,117,160)
125,239,297	67,455,449	188,779	211,193	2,456,015	2,627,637	12,640,605	42,257,378	17,202,866	112,320,026
$56,904,792	$125,239,297	$39,676	$188,779	$2,108,497	$2,456,015	$12,521,166	$12,640,605	$128,164,521	$17,202,866

299,043	2,913,635	2,404	5,835	10,873	26,773	91,262	306,404	4,470,981	561,844
(3,360,279)	(1,067,022)	(14,482)	(4,984)	(32,333)	(46,627)	(119,767)	(2,522,907)	(671,741)	(5,211,647)
(3,061,236)	1,846,613	(12,078)	851	(21,460)	(19,854)	(28,505)	(2,216,503)	3,799,240	(4,649,803)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)				Allspring Variable Trust

	Invesco V.I. Main Street Small Cap Fund® — Series II shares		Invesco V.I. Value Opportunities Fund — Series II shares		Allspring VT Omega Growth Fund — Class 2

	Year ended December 31, 2021	Year ended December 31, 2020	Period from January 1 to April 30, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(363,910)	$(340,964)	$(3,634)	$(51,577)	$(58,201)	$(118,514)
Net realized gain (loss) on investments	6,665,672	403,645	332,505	(327,689)	261,706	1,921,551
Change in unrealized appreciation (depreciation) on investments	(2,320,771)	4,704,240	506,183	397,832	(132,799)	104,617
Capital gain distributions	1,018,533	381,860	119,017	162,362	390,905	661,478
Increase (decrease) in net assets from operations	4,999,524	5,148,781	954,071	180,928	461,611	2,569,132

From capital transactions (note 4):
Net premiums	45,756	45,343	2,011	3,814	60,440	250,261
Transfers for contract benefits and terminations	(1,848,235)	(2,580,960)	(84,627)	(328,483)	(418,152)	(442,835)
Administrative expenses	(141,267)	(195,319)	(7,236)	(11,768)	(13,215)	(33,379)
Transfers between subaccounts (including fixed account), net	(16,095,251)	(2,855,308)	(4,917,810)	(115,324)	(265,182)	(6,712,783)
Increase (decrease) in net assets from capital transactions	(18,038,997)	(5,586,244)	(5,007,662)	(451,761)	(636,109)	(6,938,736)
Increase (decrease) in net assets	(13,039,473)	(437,463)	(4,053,591)	(270,833)	(174,498)	(4,369,604)
Net assets at beginning of year	29,237,471	29,674,934	4,053,591	4,324,424	3,955,729	8,325,333
Net assets at end of year	$16,197,998	$29,237,471	$—	$4,053,591	$3,781,231	$3,955,729

Change in units (note 5):
Units purchased	90,443	278,953	8,377	32,377	2,053	15,216
Units redeemed	(669,989)	(447,225)	(196,064)	(52,601)	(14,868)	(176,584)
Net increase (decrease) in units from capital transactions with contract owners	(579,546)	(168,272)	(187,687)	(20,224)	(12,815)	(161,368)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

American Century Variable Portfolios II, Inc.		American Century Variable Portfolios, Inc.

VP Inflation Protection Fund — Class II		VP Disciplined Core Value Fund — Class I		VP International Fund — Class I		VP Ultra® Fund — Class I		VP Value Fund — Class I

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$222,196	$(145,524)	$(4,120)	$329	$(7,750)	$(7,252)	$(3,143)	$(2,082)	$132	$480
321,971	853,052	67,769	8,597	128,797	36,099	43,922	12,711	8,140	1,433
165,133	1,171,533	(50,450)	48,627	(97,424)	86,673	(17,924)	35,775	9,012	(4,903)
—	—	92,327	16,232	17,574	7,770	13,848	4,350	—	1,552
709,300	1,879,061	105,526	73,785	41,197	123,290	36,703	50,754	17,284	(1,438)

21,649	14,402	—	—	25,592	—	—	—	4,653	—
(1,543,875)	(2,471,992)	(31,970)	(36,740)	(44,689)	(48,925)	(13,978)	(10,105)	(7,543)	(866)
(133,103)	(242,833)	(451)	(440)	(1,043)	(989)	(370)	(325)	(176)	(107)
78,031	(17,910,358)	(459,662)	258,676	(358,757)	28,225	(108,187)	121,956	62,658	(3,360)
(1,577,298)	(20,610,781)	(492,083)	221,496	(378,897)	(21,689)	(122,535)	111,526	59,592	(4,333)
(867,998)	(18,731,720)	(386,557)	295,281	(337,700)	101,601	(85,832)	162,280	76,876	(5,771)
16,821,699	35,553,419	632,805	337,524	634,927	533,326	201,589	39,309	63,641	69,412
$15,953,701	$16,821,699	$246,248	$632,805	$297,227	$634,927	$115,757	$201,589	$140,517	$63,641

220,442	514,640	3,530	20,221	5,756	14,437	1,416	5,603	3,936	95
(335,170)	(2,155,346)	(22,035)	(8,179)	(23,841)	(13,734)	(3,882)	(2,062)	(1,228)	(259)
(114,728)	(1,640,706)	(18,505)	12,042	(18,085)	703	(2,466)	3,541	2,708	(164)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	BNY Mellon

	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares		BNY Mellon Variable Investment Fund — Government Money Market Portfolio

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(979)	$(544)	$(70,611)	$(33,366)	$(29,318)	$(20,039)
Net realized gain (loss) on investments	1,787	(247)	334,885	244,116	—	—
Change in unrealized appreciation (depreciation) on investments	22,730	6,644	1,573,207	1,244,697	—	—
Capital gain distributions	722	—	202,429	92,874	—	—
Increase (decrease) in net assets from operations	24,260	5,853	2,039,910	1,548,321	(29,318)	(20,039)

From capital transactions (note 4):
Net premiums	—	2,324	—	119,198	20,132	40,554
Transfers for contract benefits and terminations	(4,381)	(4,102)	(646,387)	(1,111,148)	(1,432,050)	(1,573,958)
Administrative expenses	(725)	(584)	(34,555)	(31,164)	(3,803)	(3,747)
Transfers between subaccounts (including fixed account), net	—	1	(16,652)	(1,166)	2,948,496	1,937,401
Increase (decrease) in net assets from capital transactions	(5,106)	(2,361)	(697,594)	(1,024,280)	1,532,775	400,250
Increase (decrease) in net assets	19,154	3,492	1,342,316	524,041	1,503,457	380,211
Net assets at beginning of year	102,423	98,931	8,244,615	7,720,574	1,441,999	1,061,788
Net assets at end of year	$121,577	$102,423	$9,586,931	$8,244,615	$2,945,456	$1,441,999

Change in units (note 5):
Units purchased	—	77	1,929	8,158	393,005	271,229
Units redeemed	(123)	(160)	(31,740)	(69,533)	(215,149)	(229,477)
Net increase (decrease) in units from capital transactions with contract owners	(123)	(83)	(29,811)	(61,375)	177,856	41,752

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BlackRock Variable Series Funds, Inc.								Columbia Funds Variable Series Trust II

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares		BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares		BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares		CTIVP®— Loomis Sayles Growth Fund — Class 1

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(20,166)	$(2,519)	$49,217	$(166,247)	$(2,040,745)	$(1,195,316)	$(218,291)	$(137,131)	$(1,247,911)	$(1,137,062)
72,909	(60,617)	192,271	(3,755,509)	6,844,609	2,346,226	375,746	164,265	37,319,610	5,839,706
(1,339,687)	324,967	(2,282,057)	642,189	(27,039,108)	19,249,199	(239,706)	2,300,186	(18,866,381)	15,016,336
1,740,354	370,542	4,326,325	432,206	31,131,792	11,461,951	2,076,240	691,085	—	—
453,410	632,373	2,285,756	(2,847,361)	8,896,548	31,862,060	1,993,989	3,018,405	17,205,318	19,718,980

176	2,626	6,122	11,663	39,839	69,703	156,081	54,820	46,270	62,628
(345,320)	(147,992)	(1,478,123)	(2,231,345)	(18,856,877)	(19,653,749)	(532,263)	(289,255)	(6,996,128)	(6,389,867)
(17,100)	(16,627)	(154,070)	(151,563)	(1,643,927)	(1,719,193)	(57,323)	(36,188)	(622,562)	(601,571)
(229,571)	(711,838)	26,450,747	(17,746,717)	(5,520,308)	(14,300,625)	(98,183)	2,852,472	(98,612,610)	62,216,888
(591,815)	(873,831)	24,824,676	(20,117,962)	(25,981,273)	(35,603,864)	(531,688)	2,581,849	(106,185,030)	55,288,078
(138,405)	(241,458)	27,110,432	(22,965,323)	(17,084,725)	(3,741,804)	1,462,301	5,600,254	(88,979,712)	75,007,058
4,076,912	4,318,370	6,794,131	29,759,454	203,198,989	206,940,793	12,743,521	7,143,267	112,645,719	37,638,661
$3,938,507	$4,076,912	$33,904,563	$6,794,131	$186,114,264	$203,198,989	$14,205,822	$12,743,521	$23,666,007	$112,645,719

7,394	7,323	1,455,147	352,391	777,581	546,585	11,350	82,543	297,225	4,093,409
(25,335)	(38,851)	(226,084)	(1,629,904)	(2,020,260)	(2,805,637)	(21,866)	(25,104)	(4,557,128)	(1,134,432)
(17,941)	(31,528)	1,229,063	(1,277,513)	(1,242,679)	(2,259,052)	(10,516)	57,439	(4,259,903)	2,958,977

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Columbia Funds Variable Series Trust II (continued)		Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	Columbia Variable Portfolio — Overseas Core Fund — Class 2		DWS Capital Growth VIP — Class B Shares		DWS CROCI® U.S. VIP — Class B Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(136,181)	$(18,771)	$(4,062)	$(2,728)	$5	$(1,195)
Net realized gain (loss) on investments	288,872	(157,144)	68,210	7,830	24,231	(228)
Change in unrealized appreciation (depreciation) on investments	574,340	754,562	(30,839)	46,281	13,772	5,965
Capital gain distributions	253,801	141,979	16,617	92	—	2,401
Increase (decrease) in net assets from operations	980,832	720,626	49,926	51,475	38,008	6,943

From capital transactions (note 4):
Net premiums	6,118	6,370	—	—	—	—
Transfers for contract benefits and terminations	(1,231,710)	(1,541,062)	(18,161)	(15,689)	(13,391)	(9,856)
Administrative expenses	(98,473)	(36,726)	(159)	(109)	(122)	(84)
Transfers between subaccounts (including fixed account), net	14,158,558	(321,458)	(273,528)	280,002	(98,130)	152,677
Increase (decrease) in net assets from capital transactions	12,834,493	(1,892,876)	(291,848)	264,204	(111,643)	142,737
Increase (decrease) in net assets	13,815,325	(1,172,250)	(241,922)	315,679	(73,635)	149,680
Net assets at beginning of year	12,037,410	13,209,660	317,080	1,401	200,357	50,677
Net assets at end of year	$25,852,735	$12,037,410	$75,158	$317,080	$126,722	$200,357

Change in units (note 5):
Units purchased	1,151,352	103,282	1,435	12,732	1,598	15,261
Units redeemed	(232,823)	(263,759)	(9,277)	(2,908)	(8,908)	(3,474)
Net increase (decrease) in units from capital transactions with contract owners	918,529	(160,477)	(7,842)	9,824	(7,310)	11,787

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Deutsche DWS Variable Series II (continued)		Eaton Vance Variable Trust		Federated Hermes Insurance Series

DWS Small Mid Cap Value VIP — Class B Shares		VT Floating — Rate Income Fund		Federated Hermes High Income Bond Fund II — Primary Shares		Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(93)	$(48)	$372,494	$654,560	$254,184	$336,037	$276,405	$389,510	$(476,810)	$(379,793)
262	(367)	(41,845)	(1,162,328)	(36,903)	(96,665)	(13,851)	(167,252)	2,179,743	1,243,778
2,741	(550)	251,846	13,193	21,523	25,147	(19,438)	69,196	(3,452,904)	3,123,731
—	839	—	—	—	—	—	—	2,426,415	1,757,699
2,910	(126)	582,495	(494,575)	238,804	264,519	243,116	291,454	676,444	5,745,415

—	—	193,462	459,633	360	46,358	7,826	2,245	9,193	5,068
(479)	(475)	(2,181,418)	(3,655,676)	(1,030,748)	(798,411)	(1,007,889)	(983,797)	(2,557,668)	(2,509,021)
(24)	(23)	(190,957)	(289,020)	(7,834)	(9,491)	(25,288)	(26,068)	(184,985)	(140,989)
(972)	290	(4,966,442)	(11,727,676)	210,303	(267,095)	233,486	(565,493)	(8,008,241)	12,718,806
(1,475)	(208)	(7,145,355)	(15,212,739)	(827,919)	(1,028,639)	(791,865)	(1,573,113)	(10,741,701)	10,073,864
1,435	(334)	(6,562,860)	(15,707,314)	(589,115)	(764,120)	(548,749)	(1,281,659)	(10,065,257)	15,819,279
10,955	11,289	31,674,511	47,381,825	7,564,477	8,328,597	8,704,236	9,985,895	33,781,463	17,962,184
$12,390	$10,955	$25,111,651	$31,674,511	$6,975,362	$7,564,477	$8,155,487	$8,704,236	$23,716,206	$33,781,463

14	94	243,484	533,564	25,388	9,840	22,839	32,935	141,832	582,129
(71)	(98)	(778,646)	(1,737,168)	(46,834)	(43,624)	(53,335)	(98,416)	(441,585)	(162,204)
(57)	(4)	(535,162)	(1,203,604)	(21,446)	(33,784)	(30,496)	(65,481)	(299,753)	419,925

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Federated Hermes Insurance Series (continued)		Fidelity® Variable Insurance Products Fund

	Federated Hermes Managed Volatility Fund II — Primary Shares		VIP Asset ManagerSM Portfolio — Initial Class		VIP Asset ManagerSM Portfolio — Service Class 2

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$29,879	$96,466	$138,383	$97,717	$(24,099)	$(27,833)
Net realized gain (loss) on investments	209,247	88,099	827,799	82,536	124,376	30,651
Change in unrealized appreciation (depreciation) on investments	1,106,327	(295,089)	2,046,826	3,936,923	265,156	535,576
Capital gain distributions	—	—	210,239	477,563	29,445	66,920
Increase (decrease) in net assets from operations	1,345,453	(110,524)	3,223,247	4,594,739	394,878	605,314

From capital transactions (note 4):
Net premiums	620	36,917	25,542	14,970	—	—
Transfers for contract benefits and terminations	(756,478)	(1,396,391)	(3,794,773)	(3,024,285)	(300,321)	(325,405)
Administrative expenses	(9,890)	(12,271)	(24,116)	(27,037)	(9,450)	(8,914)
Transfers between subaccounts (including fixed account), net	(85,802)	125,417	(148,631)	110,746	(223,382)	73,835
Increase (decrease) in net assets from capital transactions	(851,550)	(1,246,328)	(3,941,978)	(2,925,606)	(533,153)	(260,484)
Increase (decrease) in net assets	493,903	(1,356,852)	(718,731)	1,669,133	(138,275)	344,830
Net assets at beginning of year	8,325,780	9,682,632	39,298,240	37,629,107	5,380,960	5,036,130
Net assets at end of year	$8,819,683	$8,325,780	$38,579,509	$39,298,240	$5,242,685	$5,380,960

Change in units (note 5):
Units purchased	14,013	38,357	6,574	12,528	4,935	17,060
Units redeemed	(45,020)	(93,214)	(67,100)	(76,561)	(30,140)	(32,208)
Net increase (decrease) in units from capital transactions with contract owners	(31,007)	(54,857)	(60,526)	(64,033)	(25,205)	(15,148)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Balanced Portfolio — Service Class 2		VIP Contrafund® Portfolio — Initial Class		VIP Contrafund® Portfolio — Service Class 2		VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income Portfolio — Initial Class

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(854,372)	$(380,464)	$(1,583,164)	$(1,202,787)	$(1,396,651)	$(1,319,846)	$(32,576)	$(29,975)	$366,071	$259,987
5,193,371	2,250,496	9,206,078	5,020,862	5,896,879	9,912,137	222,627	90,520	2,235,638	(101,392)
1,216,401	9,596,306	4,979,392	21,795,335	4,549,288	12,907,686	51,489	474,387	4,589,236	(373,575)
5,734,815	945,684	14,334,210	525,997	11,661,577	527,534	212,890	29,259	8,051,424	3,031,585
11,290,215	12,412,022	26,936,516	26,139,407	20,711,093	22,027,511	454,430	564,191	15,242,369	2,816,605

11,309	194,674	125,397	77,021	225,521	299,886	213	239	55,805	137,899
(7,369,652)	(5,413,305)	(14,855,502)	(9,459,325)	(7,031,212)	(8,118,177)	(299,441)	(256,613)	(8,707,117)	(6,153,584)
(381,285)	(361,222)	(88,618)	(100,227)	(374,645)	(435,439)	(6,811)	(5,956)	(52,184)	(58,211)
(513,969)	1,262,321	(2,931,113)	(2,803,684)	2,108,199	(28,000,066)	(306,030)	34,692	48,994	(1,878,773)
(8,253,597)	(4,317,532)	(17,749,836)	(12,286,215)	(5,072,137)	(36,253,796)	(612,069)	(227,638)	(8,654,502)	(7,952,669)
3,036,618	8,094,490	9,186,680	13,853,192	15,638,956	(14,226,285)	(157,639)	336,553	6,587,867	(5,136,064)
73,537,249	65,442,759	111,997,740	98,144,548	84,623,852	98,850,137	2,233,432	1,896,879	68,676,788	73,812,852
$76,573,867	$73,537,249	$121,184,420	$111,997,740	$100,262,808	$84,623,852	$2,075,793	$2,233,432	$75,264,655	$68,676,788

478,294	518,697	25,867	49,923	327,068	213,064	498	5,184	40,680	46,397
(714,335)	(724,048)	(227,003)	(234,962)	(399,947)	(1,573,387)	(11,709)	(10,299)	(133,939)	(187,174)
(236,041)	(205,351)	(201,136)	(185,039)	(72,879)	(1,360,323)	(11,211)	(5,115)	(93,259)	(140,777)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Equity-Income Portfolio — Service Class 2		VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(623,812)	$353,304	$152,971	$98,887	$93,372	$53,481
Net realized gain (loss) on investments	24,024,583	163,105	1,197,759	617,626	935,487	(325,228)
Change in unrealized appreciation (depreciation) on investments	(8,787,677)	9,793,020	1,586,392	(918,101)	1,629,308	(279,880)
Capital gain distributions	8,249,342	2,799,017	774,967	866,631	746,187	835,876
Increase (decrease) in net assets from operations	22,862,436	13,108,446	3,712,089	665,043	3,404,354	284,249

From capital transactions (note 4):
Net premiums	210,254	109,584	20,240	16,689	30,750	30,989
Transfers for contract benefits and terminations	(11,615,920)	(8,855,602)	(2,224,409)	(1,659,214)	(1,832,502)	(1,366,388)
Administrative expenses	(701,020)	(670,763)	(17,694)	(19,449)	(55,331)	(50,292)
Transfers between subaccounts (including fixed account), net	(98,441,108)	66,861,836	(682,345)	(1,631,032)	(661,190)	2,353,945
Increase (decrease) in net assets from capital transactions	(110,547,794)	57,445,055	(2,904,208)	(3,293,006)	(2,518,273)	968,254
Increase (decrease) in net assets	(87,685,358)	70,553,501	807,881	(2,627,963)	886,081	1,252,503
Net assets at beginning of year	137,238,481	66,684,980	16,381,904	19,009,867	15,242,078	13,989,575
Net assets at end of year	$49,553,123	$137,238,481	$17,189,785	$16,381,904	$16,128,159	$15,242,078

Change in units (note 5):
Units purchased	535,876	5,053,130	16,115	19,164	43,536	257,129
Units redeemed	(5,736,888)	(1,251,674)	(88,425)	(123,603)	(132,192)	(231,298)
Net increase (decrease) in units from capital transactions with contract owners	(5,201,012)	3,801,456	(72,310)	(104,439)	(88,656)	25,831

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth Opportunities Portfolio — Initial Class		VIP Growth Opportunities Portfolio — Service Class 2		VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(322,763)	$(225,090)	$(899,200)	$(657,424)	$(1,083,492)	$(835,159)	$(321,092)	$(283,707)	$48,755	$242,274
1,606,686	2,000,982	23,826,461	2,897,566	6,044,647	4,189,002	2,174,344	2,062,978	646,830	962,482
(1,111,526)	5,806,524	(17,869,679)	19,357,208	(5,935,692)	14,015,759	(2,275,713)	2,594,916	(4,550,734)	3,482,725
2,067,326	910,801	5,871,421	1,222,990	16,709,147	6,291,377	4,375,951	2,135,045	1,960,876	28,311
2,239,723	8,493,217	10,929,003	22,820,340	15,734,610	23,660,979	3,953,490	6,509,232	(1,894,273)	4,715,792

—	10,580	66,051	11,427	25,912	64,676	55,297	37,821	24,557	36,942
(1,643,497)	(2,785,575)	(5,931,177)	(4,055,336)	(9,382,790)	(6,196,150)	(2,950,365)	(2,433,840)	(7,448,558)	(6,712,611)
(13,088)	(12,725)	(417,062)	(330,930)	(44,098)	(47,985)	(54,330)	(51,479)	(657,351)	(692,209)
39,557	2,795,853	(75,044,068)	57,863,214	(1,585,029)	(1,618,790)	(1,154,943)	(5,106,566)	5,021,756	1,049,872
(1,617,028)	8,133	(81,326,256)	53,488,375	(10,986,005)	(7,798,249)	(4,104,341)	(7,554,064)	(3,059,596)	(6,318,006)
622,695	8,501,350	(70,397,253)	76,308,715	4,748,605	15,862,730	(150,851)	(1,044,832)	(4,953,869)	(1,602,214)
21,657,333	13,155,983	83,615,938	7,307,223	77,382,754	61,520,024	20,822,557	21,867,389	73,491,389	75,093,603
$22,280,028	$21,657,333	$13,218,685	$83,615,938	$82,131,359	$77,382,754	$20,671,706	$20,822,557	$68,537,520	$73,491,389

15,693	77,204	232,580	1,864,658	15,705	25,302	41,416	41,657	1,039,445	1,368,842
(43,548)	(99,266)	(1,622,415)	(475,752)	(144,140)	(115,674)	(148,891)	(293,155)	(1,240,590)	(1,851,551)
(27,855)	(22,062)	(1,389,835)	1,388,906	(128,435)	(90,372)	(107,475)	(251,498)	(201,145)	(482,709)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Mid Cap Portfolio — Initial Class		VIP Mid Cap Portfolio — Service Class 2		VIP Overseas Portfolio — Initial Class

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(50)	$(6)	$(814,493)	$(857,538)	$(112,711)	$(106,130)
Net realized gain (loss) on investments	3,021	(1)	6,103,720	(2,342,418)	707,935	376,382
Change in unrealized appreciation (depreciation) on investments	(1,608)	1,234	(1,641,915)	8,193,051	607,014	1,187,781
Capital gain distributions	33	—	9,861,295	—	957,361	52,326
Increase (decrease) in net assets from operations	1,396	1,227	13,508,607	4,993,095	2,159,599	1,510,359

From capital transactions (note 4):
Net premiums	—	—	163,350	40,554	624	39,957
Transfers for contract benefits and terminations	(9,816)	—	(5,301,565)	(7,590,939)	(1,375,480)	(1,183,717)
Administrative expenses	—	—	(199,891)	(338,193)	(11,856)	(13,108)
Transfers between subaccounts (including fixed account), net	97	1	(2,898,633)	(38,876,173)	(47,616)	(229,159)
Increase (decrease) in net assets from capital transactions	(9,719)	1	(8,236,739)	(46,764,751)	(1,434,328)	(1,386,027)
Increase (decrease) in net assets	(8,323)	1,228	5,271,868	(41,771,656)	725,271	124,332
Net assets at beginning of year	8,323	7,095	57,838,959	99,610,615	12,442,051	12,317,719
Net assets at end of year	$—	$8,323	$63,110,827	$57,838,959	$13,167,322	$12,442,051

Change in units (note 5):
Units purchased	—	—	304,312	550,434	9,611	10,589
Units redeemed	(139)	—	(455,783)	(2,686,326)	(45,814)	(56,989)
Net increase (decrease) in units from capital transactions with contract owners	(139)	—	(151,471)	(2,135,892)	(36,203)	(46,400)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)		Franklin Templeton Variable Insurance Products Trust

VIP Value Strategies Portfolio — Service Class 2		Franklin Allocation VIP Fund — Class 2 Shares		Franklin Income VIP Fund — Class 2 Shares		Franklin Large Cap Growth VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(8,060)	$(9,837)	$(72,764)	$(199,974)	$5,254,941	$7,638,904	$(5,554)	$(3,793)	$2,440,050	$119,303
147,991	(26,007)	(1,107,514)	(2,281,845)	3,348,670	(2,694,716)	30,655	19,167	217,903	(141,594)
419,544	104,118	5,414,668	(5,755,160)	17,918,188	(9,841,362)	(23,015)	53,905	1,533,236	(991,011)
287,021	112,283	—	12,264,891	—	163,594	45,737	15,412	—	361,614
846,496	180,557	4,234,390	4,027,912	26,521,799	(4,733,580)	47,823	84,691	4,191,189	(651,688)

647	—	2,096	2,296	218,728	173,386	34,899	—	95,356	16,512
(115,901)	(146,972)	(5,346,575)	(5,087,403)	(22,008,531)	(22,590,910)	(31,564)	(17,115)	(5,381,707)	(537,750)
(9,799)	(5,999)	(354,184)	(372,756)	(949,445)	(983,829)	(1,120)	(639)	(510,620)	(54,773)
353,730	387,487	(1,308,368)	(3,343,570)	(12,349,221)	(3,325,589)	(87,453)	92,752	110,491,713	(43,857)
228,677	234,516	(7,007,031)	(8,801,433)	(35,088,469)	(26,726,942)	(85,238)	74,998	104,694,742	(619,868)
1,075,173	415,073	(2,772,641)	(4,773,521)	(8,566,670)	(31,460,522)	(37,415)	159,689	108,885,931	(1,271,556)
2,595,180	2,180,107	46,846,141	51,619,662	197,152,948	228,613,470	331,677	171,988	9,786,785	11,058,341
$3,670,353	$2,595,180	$44,073,500	$46,846,141	$188,586,278	$197,152,948	$294,262	$331,677	$118,672,716	$9,786,785

33,273	24,667	118,210	202,366	969,202	1,121,677	2,069	6,257	7,157,641	80,053
(25,488)	(14,197)	(567,187)	(861,739)	(2,800,240)	(2,779,874)	(4,344)	(3,057)	(823,042)	(103,632)
7,785	10,470	(448,977)	(659,373)	(1,831,038)	(1,658,197)	(2,275)	3,200	6,334,599	(23,579)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)

	Templeton Foreign VIP Fund — Class 1 Shares		Templeton Foreign VIP Fund — Class 2 Shares		Templeton Global Bond VIP Fund — Class 1 Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$23,495	$82,986	$(31)	$10,848	$(46,118)	$300,483
Net realized gain (loss) on investments	(1,920)	(180,024)	149	(76,361)	(111,830)	(200,954)
Change in unrealized appreciation (depreciation) on investments	115,366	(90,643)	3,432	(3,942)	(51,768)	(403,083)
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	136,941	(187,681)	3,550	(69,455)	(209,716)	(303,554)

From capital transactions (note 4):
Net premiums	3,500	2,369	18,613	1,412	720	1,563
Transfers for contract benefits and terminations	(524,465)	(594,774)	(16,634)	(20,055)	(314,083)	(672,606)
Administrative expenses	(5,905)	(7,447)	(869)	(735)	(4,866)	(6,576)
Transfers between subaccounts (including fixed account), net	(84,651)	(18,541)	73,629	(299,365)	(5,805)	(286,602)
Increase (decrease) in net assets from capital transactions	(611,521)	(618,393)	74,739	(318,743)	(324,034)	(964,221)
Increase (decrease) in net assets	(474,580)	(806,074)	78,289	(388,198)	(533,750)	(1,267,775)
Net assets at beginning of year	4,180,700	4,986,774	186,079	574,277	3,654,944	4,922,719
Net assets at end of year	$3,706,120	$4,180,700	$264,368	$186,079	$3,121,194	$3,654,944

Change in units (note 5):
Units purchased	15,502	21,030	11,911	9,448	6,244	11,690
Units redeemed	(54,912)	(68,234)	(5,805)	(39,401)	(25,768)	(65,920)
Net increase (decrease) in units from capital transactions with contract owners	(39,410)	(47,204)	6,106	(29,953)	(19,524)	(54,230)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust						JPMorgan Insurance Trust

Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares		Goldman Sachs Large Cap Value Fund — Institutional Shares		Goldman Sachs Mid Cap Value Fund — Institutional Shares		JPMorgan Insurance Trust Core Bond Portfolio — Class 1

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(29,680)	$91,730	$(2,019,591)	$(1,722,922)	$(20,578)	$(1,044)	$(340,291)	$(232,070)	$8,438	$561
(47,600)	(335,398)	—	—	63,938	(157,628)	1,641,437	(35,720)	26,255	50,114
291,529	432,188	—	—	447,311	205,789	2,657,580	1,538,064	(125,190)	84,775
—	—	—	—	756,815	99,855	4,391,239	436,812	31,623	—
214,249	188,520	(2,019,591)	(1,722,922)	1,247,486	146,972	8,349,965	1,707,086	(58,874)	135,450

95,001	17,450	1,904,171	1,089,768	—	4,321	38	18,205	60,491	—
(203,354)	(211,461)	(105,999,819)	(103,781,790)	(823,997)	(458,066)	(4,713,416)	(2,829,111)	(163,305)	(198,305)
(40,800)	(39,830)	(367,943)	(383,849)	(7,173)	(7,417)	(46,118)	(42,676)	(2,980)	(3,398)
(351,441)	(681,309)	100,036,135	121,855,233	205,836	132,346	(321,558)	(638,433)	(962,625)	(137,222)
(500,594)	(915,150)	(4,427,456)	18,779,362	(625,334)	(328,816)	(5,081,054)	(3,492,015)	(1,068,419)	(338,925)
(286,345)	(726,630)	(6,447,047)	17,056,440	622,152	(181,844)	3,268,911	(1,784,929)	(1,127,293)	(203,475)
6,307,269	7,033,899	129,768,597	112,712,157	5,867,570	6,049,414	30,766,926	32,551,855	2,375,712	2,579,187
$6,020,924	$6,307,269	$123,321,550	$129,768,597	$6,489,722	$5,867,570	$34,035,837	$30,766,926	$1,248,419	$2,375,712

53,048	49,848	16,771,076	19,763,166	23,422	23,859	18,318	28,948	32,987	50,918
(88,993)	(127,304)	(17,250,716)	(17,741,224)	(50,063)	(39,450)	(108,157)	(114,356)	(105,870)	(72,179)
(35,945)	(77,456)	(479,640)	2,021,942	(26,641)	(15,591)	(89,839)	(85,408)	(72,883)	(21,261)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	JPMorgan Insurance Trust (continued)

	JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1		JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1		JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(1,588)	$(287)	$(993)	$(1,384)	$(14,508)	$(12,730)
Net realized gain (loss) on investments	31,662	(17,627)	54,704	3,944	168,949	125,908
Change in unrealized appreciation (depreciation) on investments	9,482	(12,536)	(34,334)	28,114	76,233	53,085
Capital gain distributions	10,175	19,798	3,802	5,788	49,243	77,969
Increase (decrease) in net assets from operations	49,731	(10,652)	23,179	36,462	279,917	244,232

From capital transactions (note 4):
Net premiums	—	—	—	—	—	2,696
Transfers for contract benefits and terminations	(12,314)	(17,319)	(6,674)	(10,519)	(111,946)	(101,560)
Administrative expenses	(354)	(436)	(70)	(100)	(1,786)	(1,629)
Transfers between subaccounts (including fixed account), net	(127,281)	(85,254)	(172,718)	44,008	(63,380)	(349,336)
Increase (decrease) in net assets from capital transactions	(139,949)	(103,009)	(179,462)	33,389	(177,112)	(449,829)
Increase (decrease) in net assets	(90,218)	(113,661)	(156,283)	69,851	102,805	(205,597)
Net assets at beginning of year	228,545	342,206	162,449	92,598	1,145,547	1,351,144
Net assets at end of year	$138,327	$228,545	$6,166	$162,449	$1,248,352	$1,145,547

Change in units (note 5):
Units purchased	2,315	6,964	1,688	8,247	9,593	9,017
Units redeemed	(8,961)	(12,863)	(9,410)	(4,939)	(13,086)	(22,151)
Net increase (decrease) in units from capital transactions with contract owners	(6,646)	(5,899)	(7,722)	3,308	(3,493)	(13,134)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares		Janus Henderson Enterprise Portfolio — Institutional Shares		Janus Henderson Enterprise Portfolio — Service Shares		Janus Henderson Flexible Bond Portfolio — Institutional Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(210,168)	$631,610	$(963,672)	$270,237	$(551,596)	$(566,819)	$(69,249)	$(77,138)	$124,894	$132,109
4,531,618	3,486,841	7,892,648	4,947,054	3,658,538	3,076,235	668,594	397,977	29,107	48,331
5,128,651	2,987,255	6,972,021	5,007,105	(240,081)	1,584,474	(337,979)	98,905	(552,781)	590,381
386,088	638,662	570,010	923,575	4,160,479	3,095,511	480,946	386,473	187,894	—
9,836,189	7,744,368	14,471,007	11,147,971	7,027,340	7,189,401	742,312	806,217	(210,886)	770,821

81,032	122,686	55,450	172,641	27,556	28,168	—	1,531	—	2,425
(8,772,783)	(6,945,957)	(9,819,315)	(9,348,626)	(5,363,523)	(4,630,054)	(1,162,570)	(696,452)	(773,497)	(1,429,575)
(60,583)	(69,045)	(457,250)	(466,310)	(38,808)	(45,886)	(9,546)	(8,807)	(11,348)	(13,373)
270,058	(1,214,309)	(4,799,103)	(1,865,344)	(880,409)	(1,686,860)	(25,875)	(147,226)	1,381,695	648,798
(8,482,276)	(8,106,625)	(15,020,218)	(11,507,639)	(6,255,184)	(6,334,632)	(1,197,991)	(850,954)	596,850	(791,725)
1,353,913	(362,257)	(549,211)	(359,668)	772,156	854,769	(455,679)	(44,737)	385,964	(20,904)
67,618,341	67,980,598	103,837,397	104,197,065	48,774,541	47,919,772	5,742,705	5,787,442	9,236,441	9,257,345
$68,972,254	$67,618,341	$103,288,186	$103,837,397	$49,546,697	$48,774,541	$5,287,026	$5,742,705	$9,622,405	$9,236,441

55,523	77,455	322,370	394,683	7,060	17,030	17,081	10,397	81,794	38,278
(203,587)	(248,503)	(759,731)	(823,196)	(73,171)	(113,554)	(63,843)	(56,271)	(51,876)	(71,186)
(148,064)	(171,048)	(437,361)	(428,513)	(66,111)	(96,524)	(46,762)	(45,874)	29,918	(32,908)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Forty Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Service Shares		Janus Henderson Global Research Portfolio — Institutional Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(452,920)	$(295,066)	$(209,564)	$(132,318)	$(349,209)	$(201,648)
Net realized gain (loss) on investments	3,191,905	2,067,788	870,650	639,310	3,219,557	2,142,010
Change in unrealized appreciation (depreciation) on investments	966,738	8,364,397	553,571	3,125,632	1,253,286	2,184,457
Capital gain distributions	5,201,620	2,589,471	2,578,975	1,019,015	1,855,259	1,793,620
Increase (decrease) in net assets from operations	8,907,343	12,726,590	3,793,632	4,651,639	5,978,893	5,918,439

From capital transactions (note 4):
Net premiums	33,537	13,622	386,101	96,238	25,190	34,932
Transfers for contract benefits and terminations	(6,233,937)	(4,429,194)	(1,482,962)	(1,483,353)	(4,717,670)	(3,318,600)
Administrative expenses	(36,056)	(41,354)	(72,149)	(45,011)	(26,775)	(30,105)
Transfers between subaccounts (including fixed account), net	(413,953)	(745,926)	3,689,658	(290,566)	(1,043,531)	(444,607)
Increase (decrease) in net assets from capital transactions	(6,650,409)	(5,202,852)	2,520,648	(1,722,692)	(5,762,786)	(3,758,380)
Increase (decrease) in net assets	2,256,934	7,523,738	6,314,280	2,928,947	216,107	2,160,059
Net assets at beginning of year	44,644,403	37,120,665	16,225,329	13,296,382	38,570,070	36,410,011
Net assets at end of year	$46,901,337	$44,644,403	$22,539,609	$16,225,329	$38,786,177	$38,570,070

Change in units (note 5):
Units purchased	10,022	34,200	93,418	37,770	8,060	25,926
Units redeemed	(82,854)	(108,991)	(60,330)	(83,527)	(114,757)	(140,950)
Net increase (decrease) in units from capital transactions with contract owners	(72,832)	(74,791)	33,088	(45,757)	(106,697)	(115,024)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares		Janus Henderson Overseas Portfolio — Institutional Shares		Janus Henderson Overseas Portfolio — Service Shares		Janus Henderson Research Portfolio — Institutional Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(36,051)	$(24,831)	$(109,639)	$(161,070)	$(69,051)	$(20,317)	$(12,567)	$(6,545)	$(624,537)	$(362,530)
254,099	168,809	1,059,220	1,382,872	438,663	(519,807)	82,853	3,628	3,895,035	2,132,907
86,172	186,284	(672,287)	2,307,495	2,033,450	3,035,923	190,249	277,534	2,494,273	6,625,426
147,093	149,755	1,658,051	939,627	—	—	—	—	2,456,897	3,350,410
451,313	480,017	1,935,345	4,468,924	2,403,062	2,495,799	260,535	274,617	8,221,668	11,746,213

22,747	3	185	19,645	1,800	5,295	—	—	45,894	18,070
(391,099)	(338,181)	(1,214,991)	(1,294,730)	(1,746,783)	(1,273,539)	(146,796)	(257,804)	(6,878,583)	(3,619,223)
(4,530)	(4,662)	(19,418)	(18,965)	(19,952)	(21,331)	(4,361)	(4,075)	(35,997)	(40,158)
(63,243)	(16,052)	584,441	(270,224)	4,418	(568,436)	(139,148)	(1,050)	(534,862)	(1,150,494)
(436,125)	(358,892)	(649,783)	(1,564,274)	(1,760,517)	(1,858,011)	(290,305)	(262,929)	(7,403,548)	(4,791,805)
15,188	121,125	1,285,562	2,904,650	642,545	637,788	(29,770)	11,688	818,120	6,954,408
3,063,951	2,942,826	12,497,821	9,593,171	20,468,443	19,830,655	2,298,360	2,286,672	47,480,298	40,525,890
$3,079,139	$3,063,951	$13,783,383	$12,497,821	$21,110,988	$20,468,443	$2,268,590	$2,298,360	$48,298,418	$47,480,298

3,428	2,533	48,590	97,521	38,918	25,750	118	17,757	12,346	14,797
(32,622)	(31,969)	(71,924)	(162,691)	(81,935)	(88,468)	(15,753)	(37,111)	(142,359)	(113,416)
(29,194)	(29,436)	(23,334)	(65,170)	(43,017)	(62,718)	(15,635)	(19,354)	(130,013)	(98,619)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)		Legg Mason Partners Variable Equity Trust

	Janus Henderson Research Portfolio — Service Shares		ClearBridge Variable Aggressive Growth Portfolio — Class II		ClearBridge Variable Dividend Strategy Portfolio — Class I

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(52,357)	$(38,177)	$(83,148)	$(54,438)	$1,438	$(2,481)
Net realized gain (loss) on investments	251,489	327,625	287,222	81,984	389,365	160,856
Change in unrealized appreciation (depreciation) on investments	190,599	307,844	(1,181,448)	302,240	225,867	(17,590)
Capital gain distributions	174,315	271,600	1,482,089	510,234	304,772	33,647
Increase (decrease) in net assets from operations	564,046	868,892	504,715	840,020	921,442	174,432

From capital transactions (note 4):
Net premiums	1,560	3	1,021	90	—	1,505
Transfers for contract benefits and terminations	(501,912)	(569,507)	(1,141,484)	(364,890)	(753,677)	(531,617)
Administrative expenses	(4,351)	(4,709)	(24,517)	(22,126)	(6,178)	(6,424)
Transfers between subaccounts (including fixed account), net	(11,403)	(64,126)	(206,005)	(242,518)	96,960	76,731
Increase (decrease) in net assets from capital transactions	(516,106)	(638,339)	(1,370,985)	(629,444)	(662,895)	(459,805)
Increase (decrease) in net assets	47,940	230,553	(866,270)	210,576	258,547	(285,373)
Net assets at beginning of year	3,409,200	3,178,647	5,984,499	5,773,923	4,071,874	4,357,247
Net assets at end of year	$3,457,140	$3,409,200	$5,118,229	$5,984,499	$4,330,421	$4,071,874

Change in units (note 5):
Units purchased	1,297	12,725	4,565	8,276	13,174	15,053
Units redeemed	(22,680)	(44,305)	(34,814)	(26,777)	(39,721)	(38,728)
Net increase (decrease) in units from capital transactions with contract owners	(21,383)	(31,580)	(30,249)	(18,501)	(26,547)	(23,675)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Legg Mason Partners Variable Equity Trust (continued)				MFS® Variable Insurance Trust

ClearBridge Variable Dividend Strategy Portfolio — Class II		ClearBridge Variable Large Cap Value Portfolio — Class I		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Service Class Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(28,777)	$(36,645)	$(80,377)	$(23,420)	$(58,439)	$(51,567)	$(323,075)	$(280,195)	$(117,243)	$59,563
290,080	647,556	326,221	90,276	393,907	174,783	2,191,368	240,332	1,413,168	637,310
437,584	(610,744)	1,710,986	(1,118,490)	624,594	266,112	(5,141,297)	5,304,455	1,035,222	694,008
361,040	40,185	1,374,000	1,383,122	162,191	142,006	4,009,680	1,953,595	1,823,723	949,165
1,059,927	40,352	3,330,830	331,488	1,122,253	531,334	736,676	7,218,187	4,154,870	2,340,046

—	1,150	5,806	9,152	3,158	2,108	107,223	133,844	2,306	23,281
(332,976)	(631,317)	(1,117,010)	(1,228,901)	(720,809)	(493,982)	(2,083,876)	(1,498,292)	(2,808,161)	(3,196,566)
(9,023)	(9,318)	(33,074)	(28,462)	(9,997)	(9,578)	(63,382)	(55,778)	(173,818)	(178,840)
(17,513)	(2,720,450)	720,883	(143,221)	(107,025)	(12,339)	(8,307,044)	(843,313)	(470,229)	(862,163)
(359,512)	(3,359,935)	(423,395)	(1,391,432)	(834,673)	(513,791)	(10,347,079)	(2,263,539)	(3,449,902)	(4,214,288)
700,415	(3,319,583)	2,907,435	(1,059,944)	287,580	17,543	(9,610,403)	4,954,648	704,968	(1,874,242)
4,507,569	7,827,152	13,836,349	14,896,293	5,012,134	4,994,591	23,355,255	18,400,607	37,021,592	38,895,834
$5,207,984	$4,507,569	$16,743,784	$13,836,349	$5,299,714	$5,012,134	$13,744,852	$23,355,255	$37,726,560	$37,021,592

17,005	29,496	65,327	27,723	1,893	983	16,601	27,458	157,743	167,265
(32,085)	(195,165)	(77,186)	(88,276)	(29,904)	(21,639)	(204,885)	(97,421)	(320,789)	(417,058)
(15,080)	(165,669)	(11,859)	(60,553)	(28,011)	(20,656)	(188,284)	(69,963)	(163,046)	(249,793)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	MFS® Variable Insurance Trust (continued)		MFS® Variable Insurance Trust II

	MFS® Utilities Series — Service Class Shares		MFS® Income Portfolio — Service Class Shares		MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(4,049)	$72,830	$222	$494	$(104,821)	$(84,649)
Net realized gain (loss) on investments	530,391	313,300	514	22	405,295	389,299
Change in unrealized appreciation (depreciation) on investments	390,632	(394,583)	(1,792)	1,235	265,459	302,905
Capital gain distributions	384,741	297,067	691	—	920,951	602,288
Increase (decrease) in net assets from operations	1,301,715	288,614	(365)	1,751	1,486,884	1,209,843

From capital transactions (note 4):
Net premiums	580	1,526	—	—	11,274	7,969
Transfers for contract benefits and terminations	(1,451,966)	(925,284)	—	—	(752,977)	(595,982)
Administrative expenses	(29,354)	(30,608)	(110)	(140)	(13,166)	(12,095)
Transfers between subaccounts (including fixed account), net	66,273	(868,791)	(8,215)	326	(473,098)	(561,239)
Increase (decrease) in net assets from capital transactions	(1,414,467)	(1,823,157)	(8,325)	186	(1,227,967)	(1,161,347)
Increase (decrease) in net assets	(112,752)	(1,534,543)	(8,690)	1,937	258,917	48,496
Net assets at beginning of year	11,723,009	13,257,552	25,505	23,568	6,820,287	6,771,791
Net assets at end of year	$11,610,257	$11,723,009	$16,815	$25,505	$7,079,204	$6,820,287

Change in units (note 5):
Units purchased	21,787	14,440	86	76	5,885	11,615
Units redeemed	(63,730)	(69,921)	(757)	(63)	(58,461)	(75,475)
Net increase (decrease) in units from capital transactions with contract owners	(41,943)	(55,481)	(671)	13	(52,576)	(63,860)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares		High Yield Portfolio — Administrative Class Shares		International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Low Duration Portfolio — Administrative Class Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$434,778	$144,594	$804,522	$1,192,849	$503	$80,359	$(85,042)	$(5,693)	$(951,704)	$(399,070)
65,754	(62,004)	347,001	(109,421)	8,545	15,350	(1,630,619)	3,042,219	88,639	(21,540)
109,139	136,819	(572,923)	(137,292)	(79,658)	(29,458)	(10,544,939)	1,737,932	(1,160,009)	888,314
—	—	—	—	14,167	—	9,002,506	313,868	—	—
609,671	219,409	578,600	946,136	(56,443)	66,251	(3,258,094)	5,088,326	(2,023,074)	467,704

13	14	164,095	85,215	7,416	—	52,867	66,058	24,738	59,659
(402,979)	(483,003)	(2,301,699)	(3,765,994)	(150,322)	(239,240)	(5,499,963)	(4,368,808)	(7,819,801)	(6,219,801)
(18,528)	(18,981)	(153,871)	(250,601)	(2,938)	(3,667)	(429,345)	(348,931)	(679,460)	(518,916)
125,523	(418,741)	(4,306,800)	(11,818,397)	36,666	(5,649)	12,532,744	12,266,596	(7,671,475)	51,156,495
(295,971)	(920,711)	(6,598,275)	(15,749,777)	(109,178)	(248,556)	6,656,303	7,614,915	(16,145,998)	44,477,437
313,700	(701,302)	(6,019,675)	(14,803,641)	(165,621)	(182,305)	3,398,209	12,703,241	(18,169,072)	44,945,141
4,416,857	5,118,159	31,530,018	46,333,659	1,669,013	1,851,318	51,242,282	38,539,041	86,838,212	41,893,071
$4,730,557	$4,416,857	$25,510,343	$31,530,018	$1,503,392	$1,669,013	$54,640,491	$51,242,282	$68,669,140	$86,838,212

24,186	12,464	171,855	272,283	4,355	2,838	1,169,697	1,196,635	1,401,148	5,336,657
(41,244)	(74,596)	(512,551)	(1,139,047)	(9,529)	(14,574)	(768,826)	(834,297)	(2,787,546)	(1,534,498)
(17,058)	(62,132)	(340,696)	(866,764)	(5,174)	(11,736)	400,871	362,338	(1,386,398)	3,802,159

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	PIMCO Variable Insurance Trust (continued)		Rydex Variable Trust		State Street Variable Insurance Series Funds, Inc.

	Total Return Portfolio — Administrative Class Shares		NASDAQ — 100® Fund		Income V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$273,065	$744,205	$(112,904)	$(73,060)	$84,542	$125,053
Net realized gain (loss) on investments	10,446	1,705,942	484,106	273,658	108,107	194,418
Change in unrealized appreciation (depreciation) on investments	(10,199,265)	5,645,600	630,596	1,256,084	(780,104)	364,452
Capital gain distributions	5,734,043	1,683,828	562,477	696,325	112,254	43,770
Increase (decrease) in net assets from operations	(4,181,711)	9,779,575	1,564,275	2,153,007	(475,201)	727,693

From capital transactions (note 4):
Net premiums	129,657	108,872	—	—	1,434	4,482
Transfers for contract benefits and terminations	(13,031,980)	(14,812,664)	(542,039)	(350,302)	(1,341,499)	(1,621,377)
Administrative expenses	(895,590)	(968,636)	(24,089)	(20,509)	(41,407)	(42,338)
Transfers between subaccounts (including fixed account), net	15,266,057	(8,196,370)	(151,555)	(97,388)	(466,732)	1,229,936
Increase (decrease) in net assets from capital transactions	1,468,144	(23,868,798)	(717,683)	(468,199)	(1,848,204)	(429,297)
Increase (decrease) in net assets	(2,713,567)	(14,089,223)	846,592	1,684,808	(2,323,405)	298,396
Net assets at beginning of year	141,984,156	156,073,379	7,045,744	5,360,936	14,901,360	14,602,964
Net assets at end of year	$139,270,589	$141,984,156	$7,892,336	$7,045,744	$12,577,955	$14,901,360

Change in units (note 5):
Units purchased	1,988,960	1,840,679	7,123	14,939	41,733	161,637
Units redeemed	(1,764,347)	(3,311,772)	(28,560)	(33,076)	(157,934)	(197,901)
Net increase (decrease) in units from capital transactions with contract owners	224,613	(1,471,093)	(21,437)	(18,137)	(116,201)	(36,264)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc. (continued)

Premier Growth Equity V.I.S. Fund — Class 1 Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares		S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 1 Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(503,709)	$(434,576)	$228,248	$(394,175)	$(644,955)	$309,228	$(490,108)	$(369,986)	$3,378,525	$1,923,194
1,930,573	1,317,802	3,871,867	(1,093,949)	11,610,132	9,650,183	1,309,744	(867,785)	7,137,010	(11,645,024)
(674,082)	4,333,154	2,144,941	(1,525,878)	10,493,584	(1,659,718)	(363,632)	3,381,797	(24,982,201)	39,802,574
6,088,764	2,802,061	6,282,592	498,643	15,046,226	10,890,636	4,865,982	803,829	96,866,954	—
6,841,546	8,018,441	12,527,648	(2,515,359)	36,504,987	19,190,329	5,321,986	2,947,855	82,400,288	30,080,744

190,263	95,296	31,245	14,428	286,368	702,643	51,346	21,357	2,511,979	3,438,231
(3,994,025)	(2,868,537)	(4,469,252)	(3,660,175)	(16,152,718)	(13,206,548)	(2,929,249)	(1,950,913)	(54,273,391)	(48,639,667)
(66,868)	(61,948)	(134,586)	(190,993)	(313,908)	(285,649)	(84,360)	(66,325)	(273,155)	(275,638)
(681,609)	(2,616,423)	(6,916,665)	(315,617)	(2,742,672)	(11,517,048)	(298,117)	(141,910)	(6,448,372)	(5,518,712)
(4,552,239)	(5,451,612)	(11,489,258)	(4,152,357)	(18,922,930)	(24,306,602)	(3,260,380)	(2,137,791)	(58,482,939)	(50,995,786)
2,289,307	2,566,829	1,038,390	(6,667,716)	17,582,057	(5,116,273)	2,061,606	810,064	23,917,349	(20,915,042)
32,005,869	29,439,040	37,527,714	44,195,430	145,954,420	151,070,693	29,158,994	28,348,930	730,164,128	751,079,170
$34,295,176	$32,005,869	$38,566,104	$37,527,714	$163,536,477	$145,954,420	$31,220,600	$29,158,994	$754,081,477	$730,164,128

14,666	23,632	257,976	316,631	186,918	206,160	46,994	90,435	1,686,446	3,101,788
(117,935)	(184,997)	(820,826)	(355,530)	(562,436)	(1,070,396)	(114,317)	(158,348)	(4,391,946)	(5,895,331)
(103,269)	(161,365)	(562,850)	(38,899)	(375,518)	(864,236)	(67,323)	(67,913)	(2,705,500)	(2,793,543)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)				The Alger Portfolios

	Total Return V.I.S. Fund — Class 3 Shares		U.S. Equity V.I.S. Fund — Class 1 Shares		Alger Large Cap Growth Portfolio — Class I-2 Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(669,914)	$(1,237,022)	$(285,368)	$(206,848)	$(548,653)	$(381,134)
Net realized gain (loss) on investments	7,817,989	(7,613,364)	1,217,734	591,662	3,184,289	2,006,318
Change in unrealized appreciation (depreciation) on investments	(14,387,096)	22,383,553	336,732	1,929,663	(7,039,364)	9,061,938
Capital gain distributions	50,826,137	—	3,789,255	1,597,555	8,157,755	4,903,568
Increase (decrease) in net assets from operations	43,587,116	13,533,167	5,058,353	3,912,032	3,754,027	15,590,690

From capital transactions (note 4):
Net premiums	395,791	462,677	26,390	7,485	10,795	25,959
Transfers for contract benefits and terminations	(47,605,942)	(42,488,632)	(2,147,743)	(1,709,377)	(4,951,936)	(3,181,982)
Administrative expenses	(2,480,887)	(2,594,607)	(59,348)	(54,081)	(30,196)	(31,284)
Transfers between subaccounts (including fixed account), net	(16,676,487)	(10,476,953)	(658,292)	(921,987)	(177,060)	(338,302)
Increase (decrease) in net assets from capital transactions	(66,367,525)	(55,097,515)	(2,838,993)	(2,677,960)	(5,148,397)	(3,525,609)
Increase (decrease) in net assets	(22,780,409)	(41,564,348)	2,219,360	1,234,072	(1,394,370)	12,065,081
Net assets at beginning of year	416,050,019	457,614,367	22,655,346	21,421,274	37,759,781	25,694,700
Net assets at end of year	$393,269,610	$416,050,019	$24,874,706	$22,655,346	$36,365,411	$37,759,781

Change in units (note 5):
Units purchased	2,144,614	2,049,298	14,976	26,727	28,539	34,364
Units redeemed	(6,246,414)	(6,200,633)	(94,958)	(125,726)	(128,039)	(124,819)
Net increase (decrease) in units from capital transactions with contract owners	(4,101,800)	(4,151,335)	(79,982)	(98,999)	(99,500)	(90,455)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

The Alger Portfolios (continued)		The Prudential Series Fund

Alger Small Cap Growth Portfolio — Class I-2 Shares		PSF Mid-Cap Growth Portfolio — Class II Shares		PSF Natural Resources Portfolio — Class II Shares		PSF PGIM Jennison Focused Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(344,595)	$(84,959)	$(461)	$(346)	$(256,860)	$(427,318)	$(90,558)	$(78,055)	$(156,382)	$(97,669)
1,911,580	1,297,802	1,012	253	4,230,830	(3,022,278)	588,192	560,779	706,205	735,225
(9,769,609)	7,910,624	1,887	8,895	(1,458,879)	4,576,377	299,465	822,267	755,546	2,173,049
6,647,053	1,414,625	—	—	—	—	—	—	—	—
(1,555,571)	10,538,092	2,438	8,802	2,515,091	1,126,781	797,099	1,304,991	1,305,369	2,810,605

5,068	2,659	—	—	12,057	15,612	—	3,909	337,900	241,200
(3,197,324)	(2,303,089)	(816)	—	(1,447,118)	(2,191,909)	(285,994)	(343,345)	(343,366)	(263,754)
(21,878)	(24,703)	(34)	(28)	(134,869)	(256,015)	(18,664)	(16,908)	(47,028)	(31,642)
(335,197)	(1,111,704)	1	—	(5,680,123)	(12,241,774)	(412,508)	(509,539)	(502,070)	1,424,967
(3,549,331)	(3,436,837)	(849)	(28)	(7,250,053)	(14,674,086)	(717,166)	(865,883)	(554,564)	1,370,771
(5,104,902)	7,101,255	1,589	8,774	(4,734,962)	(13,547,305)	79,933	439,108	750,805	4,181,376
25,157,777	18,056,522	28,521	19,747	20,160,926	33,708,231	5,747,637	5,308,529	9,859,685	5,678,309
$20,052,875	$25,157,777	$30,110	$28,521	$15,425,964	$20,160,926	$5,827,570	$5,747,637	$10,610,490	$9,859,685

13,611	23,744	—	—	1,045,945	1,975,495	2,325	2,487	10,634	49,980
(82,863)	(117,141)	(17)	(1)	(2,903,442)	(4,529,333)	(15,358)	(24,806)	(18,201)	(34,034)
(69,252)	(93,397)	(17)	(1)	(1,857,497)	(2,553,838)	(13,033)	(22,319)	(7,567)	15,946

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2021

(1)	Description of Entity

Genworth Life & Annuity VA Separate Account 1 (the “Separate Account”) is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company (“GLAIC”), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC’s former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company (“GLIC”).

On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. (“Genworth”).

GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

GLAIC’s principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

GLAIC’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

The impact of the ongoing coronavirus pandemic (“COVID-19”) is very difficult to predict. Its related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery, among other factors and uncertainties. Contract owners should continue to monitor their account values.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC’s General Account to the extent that the

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

During the years ended December 31, 2021 and 2020, the following portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Wells Fargo Variable Trust — Wells Fargo VT Omega Growth Fund — Class 2	Allspring Variable Trust — Allspring VT Omega Growth Fund — Class 2	December 6, 2021
The Prudential Series Fund — Equity Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares	May 28, 2021
The Prudential Series Fund — Jennison 20/20 Focus Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	May 28, 2021
The Prudential Series Fund — Jennison Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Growth Portfolio — Class II Shares	May 28, 2021
The Prudential Series Fund — Natural Resources Portfolio — Class II Shares	The Prudential Series Fund — PSF Natural Resources Portfolio — Class II Shares	May 28, 2021
The Prudential Series Fund — SP International Growth Portfolio — Class II Shares	The Prudential Series Fund — PSF International Growth Portfolio — Class II Shares	May 28, 2021
The Prudential Series Fund — SP Prudential U.S. Emerging Growth Portfolio — Class II Shares	The Prudential Series Fund — PSF Mid—Cap Growth Portfolio — Class II Shares	May 28, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Capital Appreciation Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series I shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Capital Appreciation Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Conservative Balanced Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series I shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Conservative Balanced Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	April 30, 2021

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Prior Portfolio Name	Current Portfolio Name	Effective Date
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Global Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Global Fund — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Global Strategic Income Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Global Strategic Income Fund — Series I shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Fund® — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Small Cap Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Small Cap Fund® — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Total Return Board Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Bond Fund — Series I shares	April 30, 2021
BlackRock Variable Series Funds, Inc. — BlackRock Advantage U.S. Total Market V.I. Fund — Class III Shares	BlackRock Variable Series Funds, Inc. — BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	February 9, 2021
American Century Variable Portfolios, Inc. — VP Income & Growth Fund — Class I	American Century Variable Portfolios, Inc. — VP Disciplined Core Value Fund — Class I	September 25, 2020
MFS® Variable Insurance Trust II — MFS® Strategic Income Portfolio — Service Class Shares	MFS® Variable Insurance Trust II — MFS® Income Portfolio — Service Class Shares	September 1, 2020
Janus Aspen Series — Janus Henderson Global Technology Portfolio — Service Shares	Janus Aspen Series — Janus Henderson Global Technology and Innovation Portfolio — Service Shares	April 29, 2020
Federated Insurance Series — Federated High Income Bond Fund II — Primary Shares	Federated Hermes Insurance Series — Federated Hermes High Income Bond Fund II — Primary Shares	April 28, 2020
Federated Insurance Series — Federated High Income Bond Fund II — Service Shares	Federated Hermes Insurance Series — Federated Hermes High Income Bond Fund II — Service Shares	April 28, 2020
Federated Insurance Series — Federated Kaufmann Fund II — Service Shares	Federated Hermes Insurance Series — Federated Hermes Kaufmann Fund II — Service Shares	April 28, 2020
Federated Insurance Series — Federated Managed Volatility Fund II — Primary Shares	Federated Hermes Insurance Series — Federated Hermes Managed Volatility Fund II — Primary Shares	April 28, 2020

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Notes to Financial Statements — Continued

December 31, 2021

During the years ended December 31, 2021 and 2020, the following portfolio(s) were liquidated, and the portfolio assets were reinvested in new portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Managed Volatility Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series I shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Value Opportunities Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. American Value Fund — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Mid Cap Growth Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series I shares	May 1, 2020

As of December 31, 2021, the following portfolios were available as investment options under the contract, but not shown on the statements as there was no activity from January 1, 2020 through December 31, 2021:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series I shares	The Prudential Series Fund — PSF International Growth Portfolio — Class II Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Government Securities Fund — Series I shares	The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Technology Fund — Series I shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Managed Volatility Fund — Series I shares is not shown on statements as there was no activity from January 1, 2020 through its date of liquidation on April 30, 2021.

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2021 and there were no transfers between the levels during 2021.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(e) Payments During Annuitization

Net assets allocated to the contracts in variable payout stages (“variable annuitization”) are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReadySM Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC’s General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2021 through April 18, 2022, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2021 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Portfolio — Class B	$497,514	$2,583,795
AB Global Thematic Growth Portfolio — Class B	438,974	547,015
AB Growth and Income Portfolio — Class B	1,322,415	7,962,061
AB International Value Portfolio — Class B	10,716,579	6,947,130
AB Large Cap Growth Portfolio — Class B	3,748,461	4,887,747
AB Small Cap Growth Portfolio — Class B	5,277,985	32,970,306
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	1,777,373	17,194,809
Invesco V.I. American Franchise Fund — Series II shares	743,680	1,225,668
Invesco V.I. American Value Fund — Series II shares	7,069,346	600,541
Invesco V.I. Capital Appreciation Fund — Series I shares	2,385,669	5,660,136
Invesco V.I. Capital Appreciation Fund — Series II shares	1,430,150	1,674,034
Invesco V.I. Comstock Fund — Series II shares	17,910,385	5,504,951
Invesco V.I. Conservative Balanced Fund — Series I shares	1,469,672	2,251,903
Invesco V.I. Conservative Balanced Fund — Series II shares	3,415,163	4,596,162
Invesco V.I. Core Bond Fund — Series I shares	1,151,653	2,117,054
Invesco V.I. Core Equity Fund — Series I shares	112,026,681	15,812,033
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	4,056,842	3,947,958
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	1,847,481	2,515,624
Invesco V.I. Equity and Income Fund — Series II shares	2,117,528	5,450,655
Invesco V.I. Global Fund — Series II shares	10,947,712	94,207,982
Invesco V.I. Global Real Estate Fund — Series II shares	35,041	218,087
Invesco V.I. Global Strategic Income Fund — Series I shares	222,973	383,859
Invesco V.I. International Growth Fund — Series II shares	2,903,723	2,719,429
Invesco V.I. Main Street Fund® — Series II shares	126,992,978	19,672,673
Invesco V.I. Main Street Small Cap Fund® — Series II shares	4,106,268	21,506,188
Invesco V.I. Value Opportunities Fund — Series II shares	347,055	5,238,953
Allspring Variable Trust
Allspring VT Omega Growth Fund — Class 2	501,973	805,382
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II	3,377,337	4,717,334
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund — Class I	184,561	588,472
VP International Fund — Class I	136,071	505,188
VP Ultra® Fund — Class I	77,614	189,461
VP Value Fund — Class I	97,674	37,943
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	1,436	6,799

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	$341,107	$895,993
BNY Mellon Variable Investment Fund — Government Money Market Portfolio	3,471,353	1,967,829
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	2,030,836	902,453
BlackRock Basic Value V.I. Fund — Class III Shares	34,315,779	5,073,815
BlackRock Global Allocation V.I. Fund — Class III Shares	45,369,695	42,348,705
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	2,644,251	1,318,038
Columbia Funds Variable Series Trust II
CTIVP® — Loomis Sayles Growth Fund — Class 1	6,270,196	113,760,006
Columbia Variable Portfolio — Overseas Core Fund — Class 2	16,545,825	3,575,681
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares	64,097	343,421
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares	26,933	138,579
DWS Small Mid Cap Value VIP — Class B Shares	480	2,048
Eaton Vance Variable Trust
VT Floating — Rate Income Fund	4,080,711	10,826,753
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	1,163,387	1,755,933
Federated Hermes High Income Bond Fund II — Service Shares	978,037	1,492,509
Federated Hermes Kaufmann Fund II — Service Shares	6,682,579	15,477,518
Federated Hermes Managed Volatility Fund II — Primary Shares	492,166	1,309,126
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class	1,199,324	4,818,934
VIP Asset ManagerSM Portfolio — Service Class 2	197,548	740,197
VIP Balanced Portfolio — Service Class 2	16,109,833	19,483,532
VIP Contrafund® Portfolio — Initial Class	7,819,650	21,599,599
VIP Contrafund® Portfolio — Service Class 2	15,195,907	17,483,224
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	241,173	672,847
VIP Equity-Income Portfolio — Initial Class	7,040,941	11,748,993
VIP Equity-Income Portfolio — Service Class 2	17,374,755	123,396,240
VIP Growth & Income Portfolio — Initial Class	1,483,698	3,779,669
VIP Growth & Income Portfolio — Service Class 2	1,982,480	3,961,969
VIP Growth Opportunities Portfolio — Initial Class	3,219,010	3,172,587
VIP Growth Opportunities Portfolio — Service Class 2	17,139,031	93,561,954
VIP Growth Portfolio — Initial Class	12,579,135	13,546,065
VIP Growth Portfolio — Service Class 2	4,501,020	6,033,125
VIP Investment Grade Bond Portfolio — Service Class 2	16,178,287	18,447,802
VIP Mid Cap Portfolio — Initial Class	32	9,767
VIP Mid Cap Portfolio — Service Class 2	19,254,757	26,648,066
VIP Overseas Portfolio — Initial Class	955,509	2,023,732
VIP Value Strategies Portfolio — Service Class 2	1,090,838	805,934
Franklin Templeton Variable Insurance Products Trust

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Franklin Allocation VIP Fund — Class 2 Shares	$2,496,970	$9,576,112
Franklin Income VIP Fund — Class 2 Shares	22,914,861	52,817,727
Franklin Large Cap Growth VIP Fund — Class 2 Shares	126,932	172,000
Franklin Mutual Shares VIP Fund — Class 2 Shares	122,291,143	15,007,300
Templeton Foreign VIP Fund — Class 1 Shares	325,134	958,436
Templeton Foreign VIP Fund — Class 2 Shares	153,749	79,037
Templeton Global Bond VIP Fund — Class 1 Shares	106,997	477,460
Templeton Growth VIP Fund — Class 2 Shares	742,631	1,272,302
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	150,826,361	156,674,489
Goldman Sachs Large Cap Value Fund — Institutional Shares	1,277,664	1,279,155
Goldman Sachs Mid Cap Value Fund — Institutional Shares	5,397,993	6,452,297
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio — Class 1	542,836	1,571,164
JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	48,816	180,191
JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	38,646	215,330
JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	385,749	528,175
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	4,078,423	12,414,001
Janus Henderson Balanced Portfolio — Service Shares	8,361,978	23,750,135
Janus Henderson Enterprise Portfolio — Institutional Shares	5,120,472	7,787,789
Janus Henderson Enterprise Portfolio — Service Shares	914,927	1,701,238
Janus Henderson Flexible Bond Portfolio — Institutional Shares	2,419,300	1,582,652
Janus Henderson Forty Portfolio — Institutional Shares	6,416,480	8,357,644
Janus Henderson Forty Portfolio — Service Shares	8,264,602	3,375,556
Janus Henderson Global Research Portfolio — Institutional Shares	2,524,063	6,782,071
Janus Henderson Global Research Portfolio — Service Shares	210,945	536,016
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	3,187,398	2,288,725
Janus Henderson Overseas Portfolio — Institutional Shares	1,671,415	3,500,924
Janus Henderson Overseas Portfolio — Service Shares	25,283	328,158
Janus Henderson Research Portfolio — Institutional Shares	3,320,817	8,894,851
Janus Henderson Research Portfolio — Service Shares	205,682	599,825
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II	1,676,193	1,648,250
ClearBridge Variable Dividend Strategy Portfolio — Class I	712,018	1,068,693
ClearBridge Variable Dividend Strategy Portfolio — Class II	823,174	850,444
ClearBridge Variable Large Cap Value Portfolio — Class I	2,979,353	2,104,379
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	239,145	970,053
MFS® New Discovery Series — Service Class Shares	4,732,794	11,394,861
MFS® Total Return Series — Service Class Shares	5,422,077	7,170,800
MFS® Utilities Series — Service Class Shares	1,253,603	2,287,200
MFS® Variable Insurance Trust II

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
MFS® Income Portfolio — Service Class Shares	$2,251	$9,663
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	1,060,509	1,472,274
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	954,243	815,123
High Yield Portfolio — Administrative Class Shares	4,669,640	10,450,842
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	132,262	227,273
Long-Term U.S. Government Portfolio — Administrative Class Shares	32,330,380	16,707,625
Low Duration Portfolio — Administrative Class Shares	16,518,654	33,546,299
Total Return Portfolio — Administrative Class Shares	39,868,080	32,407,079
Rydex Variable Trust
NASDAQ — 100® Fund	816,247	1,084,314
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	1,012,473	2,665,782
Premier Growth Equity V.I.S. Fund — Class 1 Shares	6,669,378	5,720,723
Real Estate Securities V.I.S. Fund — Class 1 Shares	19,394,066	24,423,605
S&P 500® Index V.I.S. Fund — Class 1 Shares	24,049,133	28,561,299
Small-Cap Equity V.I.S. Fund — Class 1 Shares	7,127,316	6,050,422
Total Return V.I.S. Fund — Class 1 Shares	148,591,360	106,922,043
Total Return V.I.S. Fund — Class 3 Shares	88,140,776	104,419,247
U.S. Equity V.I.S. Fund — Class 1 Shares	4,402,274	3,705,527
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	9,963,832	7,504,861
Alger Small Cap Growth Portfolio — Class I-2 Shares	7,363,430	4,649,810
The Prudential Series Fund
PSF Mid-Cap Growth Portfolio — Class II Shares	—	1,311
PSF Natural Resources Portfolio — Class II Shares	13,985,915	21,510,896
PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	83,809	892,594
PSF PGIM Jennison Growth Portfolio — Class II Shares	745,199	1,456,801

(4)	Related Party Transactions

(a) GLAIC

Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge (including benefit rider options) This charge is assessed through a reduction in unit values.	0.40% — 2.80% of the daily value of the assets invested in each Portfolio (fund).

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% — 0.35% of the daily value of the assets invested in each fund.

Annual Administrative Charge This charge is assessed through a redemption in units.	$0 — $30 per contract year invested in each fund.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 9.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

(c) Bonus Credit

For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2021 and 2020 is reflected in the Statements of Changes in Net Assets.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

(6)	Financial Highlights

GLAIC’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2021, 2020, 2019, 2018, and 2017 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate low to high range. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2021 and were available to contract owners during 2021. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2021:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series I shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Government Securities Fund — Series I shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Managed Volatility Fund — Series I shares — liquidated April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Technology Fund — Series I shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Value Opportunities Fund — Series II shares — liquidated April 30, 2021

Fidelity® Variable Insurance Products Fund — VIP Mid Cap Portfolio — Initial Class

The Prudential Series Fund — PSF International Growth Portfolio — Class II Shares

The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Portfolio — Class B
2021	1.45% to 2.95%	585,455	18.26 to 12.09	9,952	0.25%	11.72% to 10.02%
2020	1.45% to 2.95%	716,614	16.34 to 10.99	10,983	2.15%	7.67% to 6.03%
2019	1.45% to 2.95%	843,059	15.18 to 10.36	12,050	2.25%	16.49% to 7.63%
2018	1.45% to 2.55%	988,327	13.03 to 11.47	12,203	1.64%	(7.77)% to (8.81)%
2017	1.45% to 2.55%	1,140,590	14.13 to 12.58	15,309	1.79%	13.95% to 12.68%
AB Global Thematic Growth Portfolio — Class B
2021	1.45% to 1.70%	68,663	42.23 to 22.74	2,731	0.00%	20.80% to 20.49%
2020	1.45% to 1.70%	79,757	34.96 to 18.88	2,617	0.45%	37.07% to 36.72%
2019	1.45% to 1.70%	90,755	25.51 to 13.81	2,135	0.16%	27.90% to 27.58%
2018	1.45% to 2.10%	108,308	19.94 to 13.16	1,988	0.00%	(11.30)% to (11.88)%
2017	1.45% to 2.10%	235,133	22.48 to 14.93	5,051	0.30%	34.33% to 33.45%
AB Growth and Income Portfolio — Class B
2021	1.15% to 2.70%	998,243	42.84 to 13.17	34,408	0.62%	26.37% to 24.39%
2020	1.15% to 2.70%	1,197,002	33.90 to 10.59	32,803	1.28%	1.29% to (0.29)%
2019	1.15% to 2.70%	1,589,475	33.47 to 10.62	43,446	1.02%	22.19% to 13.24%
2018	1.15% to 2.30%	1,812,252	27.39 to 17.62	40,557	0.72%	(6.93)% to (8.02)%
2017	1.15% to 2.30%	1,853,902	29.43 to 19.16	44,847	1.25%	17.24% to 15.88%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB International Value Portfolio — Class B
2021	1.45% to 2.95%	3,264,527	12.24 to 11.30	27,429	1.92%	9.25% to 7.59%
2020	1.45% to 2.95%	2,760,732	11.20 to 10.50	21,761	1.32%	0.73% to (0.80)%
2019	1.45% to 2.95%	3,806,411	11.12 to 10.59	29,281	0.77%	15.10% to 12.54%
2018	1.45% to 2.55%	4,300,130	9.66 to 5.00	28,780	1.12%	(24.10)% to (24.95)%
2017	1.45% to 2.55%	4,197,680	12.73 to 6.67	37,401	1.46%	23.29% to 21.92%
AB Large Cap Growth Portfolio — Class B
2021	1.45% to 2.70%	847,098	70.40 to 17.83	38,288	0.00%	26.79% to 25.18%
2020	1.45% to 2.70%	926,116	55.53 to 14.25	33,067	0.00%	33.19% to 31.50%
2019	1.45% to 2.30%	990,540	41.69 to 29.04	26,581	0.00%	32.42% to 31.27%
2018	1.45% to 2.30%	1,085,426	31.48 to 22.12	21,750	0.00%	0.83% to (0.04)%
2017	1.45% to 2.30%	1,136,185	31.22 to 22.13	22,320	0.00%	29.77% to 28.65%
AB Small Cap Growth Portfolio — Class B
2021	1.45% to 2.70%	137,125	48.65 to 16.31	6,571	0.00%	7.62% to 6.25%
2020	1.45% to 2.95%	795,460	45.21 to 15.29	33,896	0.00%	51.42% to 49.11%
2019	1.45% to 1.95%	502,334	29.86 to 27.85	14,855	0.00%	34.04% to 33.36%
2018	1.45% to 1.95%	555,831	22.28 to 20.89	12,265	0.00%	(2.55)% to (3.05)%
2017	1.45% to 1.95%	291,390	22.86 to 21.54	6,564	0.00%	31.85% to 31.18%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2021	0.75% to 2.70%	266,290	39.56 to 16.43	9,679	0.00%	11.09% to 8.90%
2020	0.75% to 1.70%	736,113	35.61 to 32.42	24,380	0.07%	41.29% to 39.94%
2019	0.75% to 1.70%	1,014,847	25.21 to 23.16	23,900	0.00%	35.73% to 34.43%
2018	0.75% to 1.85%	866,472	18.57 to 17.03	15,185	0.00%	(4.35)% to (5.42)%
2017	0.75% to 1.85%	1,218,749	19.41 to 18.01	22,478	0.13%	26.39% to 24.99%
Invesco V.I. American Franchise Fund — Series II shares
2021	1.45% to 1.70%	98,756	57.17 to 41.78	4,725	0.00%	10.03% to 9.75%
2020	1.45% to 1.70%	119,779	51.96 to 38.07	5,228	0.00%	39.94% to 39.58%
2019	1.45% to 1.70%	166,472	37.13 to 27.28	5,082	0.00%	34.45% to 34.11%
2018	1.45% to 2.20%	195,429	27.62 to 21.47	4,468	0.00%	(5.29)% to (6.02)%
2017	1.45% to 2.20%	225,446	29.16 to 22.85	5,477	0.00%	25.19% to 24.24%
Invesco V.I. American Value Fund — Series II shares
2021 (4)	1.45% to 2.30%	651,151	10.49 to 10.43	6,830	0.25%	4.95% to 4.34%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Capital Appreciation Fund — Series I shares
2021	1.15% to 1.60%	290,608	232.62 to 41.64	30,665	0.00%	21.16% to 20.61%
2020	1.15% to 1.60%	345,154	192.00 to 34.53	29,406	0.00%	35.01% to 34.41%
2019	1.15% to 1.60%	415,837	142.20 to 25.69	25,295	0.06%	34.63% to 34.02%
2018	1.15% to 1.60%	484,217	105.63 to 19.17	22,209	0.33%	(6.82)% to (7.24)%
2017	1.15% to 1.60%	581,375	113.36 to 20.66	28,780	0.23%	25.38% to 24.81%
Invesco V.I. Capital Appreciation Fund — Series II shares
2021	1.45% to 2.70%	246,907	50.32 to 17.16	11,799	0.00%	20.51% to 18.98%
2020	1.45% to 2.10%	263,778	41.76 to 29.48	10,441	0.00%	34.27% to 33.38%
2019	1.45% to 2.10%	159,063	31.10 to 22.10	4,418	0.00%	33.88% to 32.99%
2018	1.45% to 2.10%	181,202	23.23 to 16.62	3,765	0.00%	(7.33)% to (7.94)%
2017	1.45% to 2.10%	207,692	25.07 to 18.05	4,645	0.01%	24.68% to 23.86%
Invesco V.I. Comstock Fund — Series II shares
2021	1.45% to 2.70%	1,122,231	40.72 to 13.34	39,839	1.82%	31.12% to 29.45%
2020	1.45% to 2.70%	810,189	31.06 to 10.31	20,552	2.16%	(2.52)% to (3.76)%
2019	1.45% to 2.35%	909,037	31.86 to 18.13	23,830	1.68%	23.13% to 22.01%
2018	1.45% to 2.35%	1,030,378	25.88 to 14.86	21,926	1.38%	(13.64)% to (14.44)%
2017	1.45% to 2.35%	1,174,635	29.96 to 17.37	29,341	1.25%	15.88% to 14.82%
Invesco V.I. Conservative Balanced Fund — Series I shares
2021	1.15% to 1.60%	243,304	67.80 to 20.39	9,987	1.46%	9.36% to 8.87%
2020	1.15% to 1.60%	272,259	62.00 to 18.73	10,593	2.10%	13.53% to 13.02%
2019	1.15% to 1.60%	286,119	54.61 to 16.57	9,806	2.27%	16.16% to 15.64%
2018	1.15% to 1.60%	331,475	47.01 to 14.33	9,405	1.98%	(6.42)% to (6.84)%
2017	1.15% to 1.60%	349,035	50.23 to 15.38	10,783	1.95%	8.00% to 7.51%
Invesco V.I. Conservative Balanced Fund — Series II shares
2021	1.45% to 2.95%	1,261,581	17.33 to 12.26	18,178	1.27%	8.70% to 7.05%
2020	1.45% to 2.95%	1,399,538	15.94 to 11.45	18,703	1.78%	12.93% to 11.21%
2019	1.45% to 2.95%	1,547,398	14.11 to 10.30	18,374	1.99%	15.52% to 6.25%
2018	1.45% to 2.55%	1,637,908	12.22 to 8.40	16,895	1.73%	(6.91)% to (7.95)%
2017	1.45% to 2.55%	1,871,679	13.13 to 9.12	20,762	1.74%	7.37% to 6.18%
Invesco V.I. Core Bond Fund — Series I shares
2021	1.15% to 1.60%	319,057	32.08 to 13.15	6,779	2.00%	(2.78)% to (3.22)%
2020	1.15% to 1.60%	380,691	33.00 to 13.58	8,290	3.04%	8.44% to 7.96%
2019	1.15% to 1.60%	404,864	30.43 to 12.58	8,234	3.39%	8.27% to 7.78%
2018	1.15% to 1.60%	429,783	28.11 to 11.67	8,094	3.33%	(2.17)% to (2.61)%
2017	1.15% to 1.60%	504,740	28.73 to 11.99	9,660	2.44%	3.39% to 2.92%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Core Equity Fund — Series I shares
2021	1.45% to 2.95%	4,320,745	29.30 to 14.62	107,031	1.12%	25.89% to 23.97%
2020	1.45% to 2.30%	246,205	23.27 to 20.50	5,593	0.20%	12.20% to 11.23%
2019	1.45% to 2.95%	5,475,060	20.74 to 10.68	98,305	0.92%	27.09% to 14.44%
2018	0.75% to 2.55%	6,673,943	15.53 to 12.40	95,333	1.00%	(10.08)% to (11.72)%
2017	0.75% to 2.55%	5,857,135	17.27 to 14.05	94,251	1.04%	12.33% to 10.30%
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2021	1.15% to 1.60%	255,884	208.90 to 41.31	30,780	0.00%	17.73% to 17.20%
2020	1.15% to 1.60%	275,333	177.44 to 35.25	28,623	0.04%	39.07% to 38.44%
2019	1.15% to 1.60%	319,378	127.59 to 25.46	23,284	0.00%	37.76% to 37.14%
2018	1.15% to 1.60%	374,862	92.62 to 18.57	19,640	0.00%	(7.17)% to (7.59)%
2017	1.15% to 1.60%	432,839	99.77 to 20.09	24,387	0.03%	27.31% to 26.74%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2021	1.45% to 1.70%	201,921	58.23 to 55.34	11,546	0.00%	17.07% to 16.77%
2020	1.45% to 1.70%	235,666	49.74 to 47.39	11,513	0.00%	38.21% to 37.86%
2019	1.45% to 1.70%	301,780	35.99 to 34.38	10,683	0.00%	36.99% to 36.65%
2018	1.45% to 1.70%	267,456	26.27 to 25.16	6,940	0.00%	(7.67)% to (7.91)%
2017	1.45% to 1.70%	297,883	28.45 to 27.32	8,383	0.00%	26.60% to 26.28%
Invesco V.I. Equity and Income Fund — Series II shares
2021	1.45% to 2.95%	825,869	22.15 to 12.73	16,402	1.55%	16.64% to 14.86%
2020	1.45% to 2.95%	984,337	18.99 to 11.08	17,258	2.18%	8.06% to 6.42%
2019	1.45% to 2.95%	1,151,954	17.58 to 10.41	18,863	2.25%	18.27% to 8.72%
2018	1.45% to 2.55%	1,245,249	14.86 to 13.04	17,577	1.95%	(11.04)% to (12.04)%
2017	1.45% to 2.55%	1,360,722	16.71 to 14.82	21,684	1.47%	9.18% to 7.96%
Invesco V.I. Global Fund — Series II shares
2021	1.45% to 2.70%	1,403,987	59.65 to 14.76	56,905	0.00%	13.50% to 12.06%
2020	1.45% to 2.95%	4,465,223	52.55 to 13.12	125,239	0.57%	25.49% to 23.58%
2019	1.45% to 2.95%	2,618,610	41.88 to 10.62	67,455	0.63%	29.55% to 13.11%
2018	1.45% to 2.55%	2,993,966	32.33 to 12.47	59,097	0.82%	(14.66)% to (15.62)%
2017	1.45% to 2.55%	3,989,415	37.88 to 14.78	85,383	0.75%	34.35% to 32.86%
Invesco V.I. Global Real Estate Fund — Series II shares
2021	1.45% to 1.45%	1,929	20.56 to 20.56	40	1.94%	23.63% to 23.63%
2020	1.45% to 2.70%	14,007	16.63 to 8.72	189	4.76%	(13.83)% to (14.93)%
2019	1.45% to 2.70%	13,156	19.30 to 10.25	211	3.36%	20.87% to 5.20%
2018	1.45% to 2.20%	15,073	15.97 to 8.62	202	3.68%	(7.70)% to (8.41)%
2017	1.45% to 2.20%	16,404	17.30 to 9.41	239	2.98%	11.10% to 10.26%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Global Strategic Income Fund — Series I shares
2021	1.15% to 1.60%	195,809	11.01 to 10.56	2,108	4.59%	(4.52)% to (4.96)%
2020	1.15% to 1.60%	217,269	11.53 to 11.11	2,456	5.70%	2.21% to 1.75%
2019	1.15% to 1.60%	237,123	11.28 to 10.92	2,628	3.84%	9.53% to 9.03%
2018	1.15% to 1.60%	271,723	10.30 to 10.01	2,756	4.96%	(5.50)% to (5.93)%
2017	1.15% to 1.60%	317,036	10.90 to 10.64	3,410	2.33%	5.05% to 4.58%
Invesco V.I. International Growth Fund — Series II shares
2021	1.45% to 2.70%	573,173	25.48 to 12.01	12,521	1.08%	4.07% to 2.75%
2020	1.45% to 2.70%	601,678	24.48 to 11.68	12,641	1.01%	12.09% to 10.67%
2019	1.45% to 2.95%	2,818,181	21.84 to 10.54	42,257	1.26%	26.38% to 11.56%
2018	1.45% to 2.55%	3,440,133	17.28 to 9.01	40,942	1.79%	(16.44)% to (17.38)%
2017	1.45% to 2.55%	3,619,926	20.68 to 10.91	51,647	1.33%	20.95% to 19.61%
Invesco V.I. Main Street Fund® — Series II shares
2021	1.45% to 2.95%	4,459,194	46.14 to 14.42	128,165	0.84%	25.39% to 23.48%
2020	1.45% to 2.35%	659,954	36.80 to 22.52	17,203	0.34%	12.05% to 11.02%
2019	1.45% to 2.95%	5,309,757	32.84 to 10.58	112,320	0.82%	29.83% to 12.36%
2018	1.45% to 2.55%	6,477,488	25.30 to 13.84	106,779	0.83%	(9.44)% to (10.45)%
2017	1.45% to 2.55%	5,972,530	27.93 to 15.46	109,416	1.04%	14.95% to 13.67%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2021	1.45% to 2.70%	305,034	60.97 to 14.95	16,198	0.12%	20.49% to 18.96%
2020	1.45% to 2.95%	884,580	50.60 to 12.52	29,237	0.37%	17.90% to 16.11%
2019	1.45% to 2.95%	1,052,852	42.92 to 10.78	29,675	0.00%	24.30% to 16.86%
2018	1.45% to 2.55%	1,209,301	34.53 to 14.37	27,499	0.06%	(11.84)% to (12.83)%
2017	1.45% to 2.55%	1,764,040	39.16 to 16.48	44,261	0.66%	12.26% to 11.01%
Allspring Variable Trust
Allspring VT Omega Growth Fund — Class 2
2021	1.45% to 1.95%	69,207	55.02 to 51.91	3,781	0.00%	13.30% to 12.73%
2020	1.45% to 1.95%	82,022	48.56 to 46.04	3,956	0.00%	41.11% to 40.40%
2019	1.45% to 1.95%	243,390	34.41 to 32.80	8,325	0.00%	35.06% to 34.37%
2018	1.45% to 1.95%	272,196	25.48 to 24.41	6,896	0.00%	(1.19)% to (1.69)%
2017	1.45% to 1.95%	312,906	25.79 to 24.83	8,030	0.01%	32.65% to 31.98%
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II
2021	1.45% to 2.95%	1,162,727	14.75 to 11.04	15,954	3.10%	4.73% to 3.13%
2020	1.45% to 2.95%	1,277,455	14.09 to 10.70	16,822	1.19%	7.97% to 6.32%
2019	1.45% to 2.95%	2,918,161	13.05 to 10.06	35,553	2.27%	7.32% to 1.34%
2018	1.45% to 2.55%	3,189,074	12.16 to 10.51	36,387	2.83%	(4.24)% to (5.31)%
2017	1.45% to 2.55%	3,146,747	12.70 to 11.10	37,615	2.57%	2.17% to 1.04%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund — Class I
2021	1.45% to 2.70%	7,937	43.19 to 13.90	246	1.00%	21.86% to 20.31%
2020	1.45% to 2.70%	26,442	35.45 to 11.56	633	1.93%	10.19% to 8.79%
2019	1.45% to 2.70%	14,400	32.17 to 10.62	338	2.06%	22.15% to 13.25%
2018	1.45% to 2.20%	16,983	26.34 to 13.89	328	1.89%	(8.23)% to (8.93)%
2017	1.45% to 2.20%	28,631	28.70 to 15.26	589	2.30%	18.74% to 17.84%
VP International Fund — Class I
2021	1.45% to 2.70%	11,901	35.67 to 13.97	297	0.21%	7.17% to 5.81%
2020	1.45% to 2.70%	29,986	33.29 to 13.20	635	0.47%	24.05% to 22.48%
2019	1.45% to 2.70%	29,283	26.83 to 10.78	533	0.90%	26.56% to 16.71%
2018	1.45% to 2.20%	35,301	21.20 to 9.21	511	1.26%	(16.46)% to (17.10)%
2017	1.45% to 2.20%	35,443	25.38 to 11.10	621	0.81%	29.31% to 28.33%
VP Ultra® Fund — Class I
2021	1.45% to 2.70%	2,338	69.98 to 19.00	116	0.00%	21.38% to 19.84%
2020	1.45% to 2.70%	4,804	57.65 to 15.85	202	0.00%	47.68% to 45.81%
2019	1.85% to 1.85%	1,263	31.12 to 31.12	39	0.00%	32.09% to 32.09%
2018	1.85% to 2.05%	1,706	23.56 to 22.17	40	0.26%	(1.12)% to (1.32)%
2017	1.85% to 2.05%	1,874	23.82 to 22.47	44	0.39%	29.79% to 29.52%
VP Value Fund — Class I
2021	1.45% to 2.70%	4,637	40.48 to 12.90	141	1.30%	22.71% to 21.15%
2020	1.45% to 1.45%	1,929	32.99 to 32.99	64	2.32%	(0.49)% to (0.49)%
2019	1.45% to 1.45%	2,093	33.15 to 33.15	69	2.12%	25.19% to 25.19%
2018	1.45% to 1.45%	2,190	26.48 to 26.48	58	1.65%	(10.48)% to (10.48)%
2017	1.45% to 1.45%	2,329	29.58 to 29.58	69	1.65%	7.18% to 7.18%
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares
2021	1.45% to 1.45%	2,730	44.52 to 44.52	122	0.62%	24.06% to 24.06%
2020	1.45% to 1.45%	2,853	35.89 to 35.89	102	0.82%	6.54% to 6.54%
2019	1.45% to 1.45%	2,936	33.69 to 33.69	99	0.64%	18.44% to 18.44%
2018	1.45% to 1.45%	3,104	28.44 to 28.44	88	0.57%	(16.72)% to (16.72)%
2017	1.45% to 1.45%	3,277	34.15 to 34.15	112	1.06%	13.71% to 13.71%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2021	1.50% to 1.70%	393,232	24.36 to 23.32	9,587	0.75%	25.09% to 24.84%
2020	1.50% to 1.70%	423,043	19.47 to 18.68	8,245	1.09%	22.28% to 22.03%
2019	1.50% to 1.70%	484,418	15.92 to 15.30	7,721	1.44%	32.34% to 32.07%
2018	1.50% to 1.70%	489,649	12.03 to 11.59	5,897	1.75%	(5.84)% to (6.04)%
2017	1.50% to 1.70%	498,511	12.78 to 12.33	6,375	1.13%	13.61% to 13.38%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BNY Mellon Variable Investment Fund — Government Money Market Portfolio
2021	1.45% to 2.05%	333,901	9.19 to 8.40	2,945	0.01%	(1.44)% to (2.04)%
2020	1.45% to 2.05%	156,045	9.33 to 8.57	1,442	0.18%	(1.24)% to (1.84)%
2019	1.45% to 2.05%	114,293	9.44 to 8.73	1,062	1.63%	0.19% to (0.42)%
2018	1.45% to 2.05%	117,127	9.43 to 8.77	1,091	1.32%	(0.19)% to (0.80)%
2017	1.45% to 2.05%	105,919	9.44 to 8.84	987	0.35%	(1.11)% to (1.71)%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2021	1.45% to 2.30%	110,260	36.91 to 27.90	3,939	1.08%	11.71% to 10.74%
2020	1.45% to 2.30%	128,201	33.04 to 25.19	4,077	1.51%	17.92% to 16.90%
2019	1.45% to 2.30%	159,729	28.02 to 21.55	4,318	2.14%	26.79% to 25.69%
2018	1.45% to 2.30%	178,250	22.10 to 17.14	3,796	1.47%	(8.02)% to (8.81)%
2017	1.45% to 2.30%	197,227	24.02 to 18.80	4,569	0.87%	12.19% to 11.22%
BlackRock Basic Value V.I. Fund — Class III Shares
2021	1.45% to 2.95%	1,543,677	28.27 to 12.46	33,905	1.73%	19.58% to 17.76%
2020	1.45% to 2.30%	314,614	23.64 to 19.76	6,794	0.81%	1.63% to 0.76%
2019	1.45% to 2.95%	1,592,127	23.26 to 10.58	29,759	2.06%	21.74% to 12.23%
2018	1.45% to 2.55%	1,807,923	19.10 to 12.06	27,772	1.43%	(9.45)% to (10.47)%
2017	1.45% to 2.55%	2,094,106	21.10 to 13.47	35,744	1.01%	6.45% to 5.27%
BlackRock Global Allocation V.I. Fund — Class III Shares
2021	1.45% to 2.95%	10,019,147	25.62 to 12.67	186,114	0.81%	4.87% to 3.28%
2020	1.45% to 2.95%	11,261,826	24.43 to 12.27	203,199	1.22%	18.96% to 17.15%
2019	1.45% to 2.95%	13,520,878	20.54 to 10.47	206,941	1.19%	16.05% to 10.03%
2018	1.45% to 2.55%	15,980,228	17.70 to 11.70	213,230	0.81%	(8.93)% to (9.95)%
2017	1.45% to 2.55%	18,657,344	19.43 to 12.99	274,506	1.23%	12.06% to 10.82%
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2021	1.45% to 1.95%	268,008	54.54 to 49.26	14,206	0.00%	16.07% to 15.48%
2020	1.45% to 1.95%	278,524	46.98 to 42.65	12,744	0.00%	41.35% to 40.63%
2019	1.45% to 1.95%	221,085	33.24 to 30.33	7,143	0.00%	30.41% to 29.75%
2018	1.45% to 1.95%	194,084	25.49 to 23.37	4,797	0.00%	1.27% to 0.75%
2017	1.45% to 1.95%	169,025	25.17 to 23.20	4,130	0.00%	27.36% to 26.72%
Columbia Funds Variable Series Trust II
CTIVP® — Loomis Sayles Growth Fund — Class 1
2021	1.45% to 2.95%	923,961	26.00 to 15.50	23,666	0.00%	16.85% to 15.08%
2020	1.45% to 2.95%	5,183,864	22.25 to 13.47	112,646	0.00%	30.02% to 28.04%
2019	1.45% to 2.95%	2,224,887	17.11 to 10.52	37,639	0.00%	29.84% to 10.97%
2018	1.45% to 2.55%	2,842,960	13.18 to 12.79	37,270	0.00%	(3.82)% to (4.90)%
2017	1.45% to 2.55%	4,651,585	13.70 to 13.45	63,499	0.00%	31.11% to 29.65%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2021	1.45% to 2.95%	1,837,093	14.27 to 12.10	25,853	0.86%	8.15% to 6.51%
2020	1.45% to 2.70%	918,564	13.20 to 11.40	12,037	1.44%	7.25% to 5.89%
2019	1.45% to 2.30%	1,079,041	12.31 to 11.92	13,210	1.82%	23.33% to 22.27%
2018	1.45% to 2.30%	1,219,887	9.98 to 9.75	12,124	2.57%	(18.03)% to (18.74)%
2017	1.45% to 2.30%	1,371,867	12.17 to 12.00	16,657	1.87%	25.34% to 24.27%
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares
2021	1.45% to 2.70%	2,036	43.00 to 17.18	75	0.00%	20.68% to 19.15%
2020	1.45% to 2.70%	9,878	35.63 to 14.42	317	0.04%	36.69% to 34.96%
2019	1.50% to 1.50%	54	25.95 to 25.95	1	0.16%	34.73% to 34.73%
2018	1.45% to 1.50%	500	19.34 to 19.26	10	0.47%	(3.30)% to (3.35)%
2017	1.45% to 1.50%	505	20.00 to 19.93	10	0.46%	24.14% to 24.08%
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares
2021	1.45% to 2.70%	7,658	17.67 to 11.50	127	1.93%	24.44% to 22.86%
2020	1.45% to 2.70%	14,968	14.20 to 9.36	200	0.86%	(13.68)% to (14.78)%
2019	1.45% to 2.05%	3,181	16.45 to 15.60	51	1.59%	30.57% to 29.77%
2018	1.45% to 2.05%	3,554	12.60 to 12.02	43	2.19%	(12.01)% to (12.55)%
2017	1.45% to 2.05%	3,580	14.32 to 13.75	50	1.20%	20.68% to 19.95%
DWS Small Mid Cap Value VIP — Class B Shares
2021	1.45% to 2.05%	324	47.64 to 24.47	12	0.87%	28.16% to 27.38%
2020	1.45% to 2.05%	381	37.18 to 19.21	11	1.12%	(2.54)% to (3.13)%
2019	1.45% to 2.05%	385	38.15 to 19.83	11	0.36%	19.24% to 18.51%
2018	1.45% to 2.05%	420	31.99 to 16.73	10	1.01%	(17.55)% to (18.05)%
2017	1.45% to 2.05%	416	38.80 to 20.42	12	0.37%	8.54% to 7.88%
Eaton Vance Variable Trust
VT Floating — Rate Income Fund
2021	1.45% to 2.95%	1,769,406	14.85 to 10.02	25,112	2.91%	2.12% to 0.57%
2020	1.45% to 2.95%	2,304,568	14.55 to 9.97	31,675	3.35%	0.52% to (1.01)%
2019	1.45% to 2.95%	3,508,172	14.47 to 10.07	47,382	4.30%	5.53% to 1.42%
2018	1.45% to 2.55%	4,310,088	13.71 to 10.81	55,170	3.78%	(1.53)% to (2.63)%
2017	1.45% to 2.55%	3,553,962	13.93 to 11.10	47,028	3.26%	1.93% to 0.79%
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2021	1.15% to 1.60%	208,374	45.08 to 25.28	6,975	4.97%	3.64% to 3.17%
2020	1.15% to 1.60%	229,820	43.50 to 24.51	7,564	5.95%	4.37% to 3.90%
2019	1.15% to 1.60%	263,604	41.68 to 23.59	8,329	6.18%	13.23% to 12.72%
2018	1.15% to 1.60%	312,043	36.81 to 20.92	8,709	8.26%	(4.41)% to (4.84)%
2017	1.15% to 1.60%	392,514	38.51 to 21.99	11,433	6.75%	5.71% to 5.24%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Federated Hermes High Income Bond Fund II — Service Shares
2021	1.45% to 2.30%	311,754	26.46 to 19.35	8,155	4.76%	2.93% to 2.04%
2020	1.45% to 2.30%	342,250	25.70 to 18.96	8,704	5.87%	3.93% to 3.03%
2019	1.45% to 2.30%	407,731	24.73 to 18.40	9,986	6.12%	12.47% to 11.50%
2018	1.45% to 2.30%	480,427	21.99 to 16.50	10,464	8.01%	(4.84)% to (5.66)%
2017	1.45% to 2.30%	572,362	23.11 to 17.49	13,105	6.78%	5.02% to 4.12%
Federated Hermes Kaufmann Fund II — Service Shares
2021	1.45% to 2.95%	518,125	62.64 to 12.76	23,716	0.00%	0.78% to (0.75)%
2020	1.45% to 2.95%	817,878	62.16 to 12.86	33,781	0.00%	26.62% to 24.69%
2019	1.45% to 2.30%	397,953	49.09 to 28.10	17,962	0.00%	31.58% to 30.45%
2018	1.45% to 2.30%	483,018	37.31 to 21.54	16,558	0.00%	2.06% to 1.18%
2017	1.45% to 2.30%	565,395	36.55 to 21.29	18,972	0.00%	26.12% to 25.04%
Federated Hermes Managed Volatility Fund II — Primary Shares
2021	1.15% to 1.60%	315,605	40.01 to 18.92	8,820	1.80%	17.15% to 16.62%
2020	1.15% to 1.60%	346,612	34.16 to 16.22	8,326	2.63%	(0.23)% to (0.68)%
2019	1.15% to 1.60%	401,469	34.24 to 16.33	9,683	2.06%	18.85% to 18.31%
2018	1.15% to 1.60%	414,090	28.81 to 13.80	8,569	2.24%	(9.55)% to (9.96)%
2017	1.15% to 1.60%	246,565	31.85 to 15.33	5,717	4.00%	16.76% to 16.23%
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class
2021	1.15% to 1.60%	583,068	75.29 to 23.51	38,580	1.58%	8.66% to 8.16%
2020	1.15% to 1.60%	643,594	69.29 to 21.74	39,298	1.49%	13.55% to 13.04%
2019	1.15% to 1.60%	707,627	61.02 to 19.23	37,629	1.72%	16.89% to 16.36%
2018	1.15% to 1.60%	813,538	52.21 to 16.53	36,760	1.64%	(6.44)% to (6.87)%
2017	1.15% to 1.60%	916,639	55.80 to 17.75	44,319	1.83%	12.80% to 12.29%
VIP Asset ManagerSM Portfolio — Service Class 2
2021	1.45% to 2.70%	239,303	23.46 to 12.44	5,243	1.37%	8.09% to 6.72%
2020	1.45% to 2.30%	264,508	21.70 to 18.55	5,381	1.28%	12.87% to 11.90%
2019	1.45% to 2.30%	279,656	19.23 to 16.57	5,036	1.54%	16.30% to 15.30%
2018	1.45% to 2.30%	317,202	16.53 to 14.38	4,926	1.39%	(6.99)% to (7.80)%
2017	1.45% to 2.30%	362,146	17.77 to 15.59	6,060	1.55%	12.10% to 11.13%
VIP Balanced Portfolio — Service Class 2
2021	1.45% to 2.95%	2,931,945	30.16 to 14.41	76,574	0.72%	16.28% to 14.51%
2020	1.45% to 2.95%	3,167,986	25.94 to 12.58	73,537	1.26%	20.36% to 18.53%
2019	1.45% to 2.95%	3,373,337	21.55 to 10.61	65,443	1.54%	22.32% to 13.09%
2018	1.45% to 2.55%	3,543,811	17.62 to 14.00	57,219	1.24%	(5.83)% to (6.89)%
2017	1.45% to 2.55%	3,994,733	18.71 to 15.04	68,642	1.25%	14.44% to 13.16%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Contrafund® Portfolio — Initial Class
2021	1.15% to 1.60%	1,129,797	176.19 to 55.75	121,184	0.06%	26.37% to 25.79%
2020	1.15% to 1.60%	1,330,933	139.43 to 44.31	111,998	0.25%	29.06% to 28.48%
2019	1.15% to 1.60%	1,515,972	108.03 to 34.49	98,145	0.45%	30.07% to 29.48%
2018	1.15% to 1.60%	1,750,240	83.06 to 26.64	86,785	0.69%	(7.46)% to (7.88)%
2017	1.15% to 1.60%	1,993,834	89.76 to 28.92	106,146	0.98%	20.48% to 19.94%
VIP Contrafund® Portfolio — Service Class 2
2021	1.45% to 2.95%	2,032,242	67.13 to 16.58	100,263	0.03%	25.66% to 23.75%
2020	1.45% to 2.70%	2,105,121	53.42 to 13.45	84,624	0.09%	28.35% to 26.72%
2019	1.45% to 2.95%	3,465,444	41.62 to 10.60	98,850	0.21%	29.37% to 12.83%
2018	1.45% to 2.55%	4,330,377	32.17 to 15.19	96,356	0.41%	(8.00)% to (9.03)%
2017	1.45% to 2.55%	6,330,228	34.97 to 16.70	149,150	0.77%	19.83% to 18.50%
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2021	1.45% to 1.70%	35,238	60.36 to 57.57	2,076	0.11%	22.47% to 22.16%
2020	1.45% to 1.70%	46,449	49.29 to 47.12	2,233	0.05%	31.41% to 31.08%
2019	1.45% to 1.70%	51,564	37.51 to 35.95	1,897	0.37%	27.94% to 27.62%
2018	1.45% to 1.70%	60,233	29.32 to 28.17	1,733	0.31%	(6.55)% to (6.79)%
2017	1.45% to 1.70%	79,730	31.37 to 30.22	2,466	0.62%	21.72% to 21.41%
VIP Equity-Income Portfolio — Initial Class
2021	1.15% to 1.60%	858,919	152.64 to 29.72	75,265	1.86%	23.46% to 22.90%
2020	1.15% to 1.60%	952,178	123.64 to 24.19	68,677	1.78%	5.46% to 4.99%
2019	1.15% to 1.60%	1,092,955	117.23 to 23.04	73,813	1.97%	25.98% to 25.41%
2018	1.15% to 1.60%	1,259,203	93.06 to 18.37	66,554	2.18%	(9.35)% to (9.77)%
2017	1.15% to 1.60%	1,439,981	102.66 to 20.36	83,586	1.67%	11.60% to 11.10%
VIP Equity-Income Portfolio — Service Class 2
2021	1.45% to 2.95%	1,737,852	37.67 to 13.38	49,553	1.04%	22.80% to 20.93%
2020	1.45% to 2.95%	6,938,864	30.68 to 11.06	137,238	2.07%	4.90% to 3.30%
2019	1.45% to 2.95%	3,137,408	29.25 to 10.71	66,685	1.79%	25.26% to 15.21%
2018	1.45% to 2.55%	3,615,685	23.35 to 11.43	61,043	1.97%	(9.87)% to (10.88)%
2017	1.45% to 2.55%	4,115,160	25.90 to 12.83	77,518	1.58%	11.02% to 9.79%
VIP Growth & Income Portfolio — Initial Class
2021	1.15% to 1.60%	395,914	56.21 to 29.82	17,190	2.31%	24.50% to 23.94%
2020	1.15% to 1.60%	468,224	45.14 to 24.06	16,382	2.06%	6.60% to 6.13%
2019	1.15% to 1.60%	572,663	42.35 to 22.67	19,010	3.57%	28.56% to 27.98%
2018	1.15% to 1.60%	669,851	32.94 to 17.72	17,108	0.35%	(10.03)% to (10.44)%
2017	0.75% to 1.60%	753,630	23.82 to 19.78	21,216	1.24%	16.02% to 15.04%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth & Income Portfolio — Service Class 2
2021	1.45% to 1.95%	533,883	39.27 to 31.78	16,128	2.15%	23.82% to 23.19%
2020	1.45% to 1.95%	622,539	31.72 to 25.80	15,242	1.95%	6.03% to 5.50%
2019	1.45% to 1.95%	596,708	29.91 to 24.45	13,990	3.44%	27.80% to 27.15%
2018	1.45% to 1.95%	693,248	23.41 to 19.23	12,702	0.19%	(10.52)% to (10.97)%
2017	1.45% to 1.95%	938,297	26.16 to 21.60	18,986	1.07%	14.93% to 14.34%
VIP Growth Opportunities Portfolio — Initial Class
2021	1.15% to 1.60%	321,928	86.60 to 49.64	22,280	0.00%	10.65% to 10.15%
2020	1.15% to 1.60%	349,783	78.26 to 45.06	21,657	0.01%	66.72% to 65.97%
2019	1.15% to 1.60%	371,845	46.94 to 27.15	13,156	0.14%	39.22% to 38.59%
2018	0.75% to 1.60%	406,228	25.17 to 19.59	10,428	0.12%	11.61% to 10.65%
2017	0.75% to 1.60%	436,435	22.55 to 17.70	10,237	0.30%	33.51% to 32.37%
VIP Growth Opportunities Portfolio — Service Class 2
2021	1.45% to 2.70%	221,009	60.68 to 19.35	13,219	0.00%	10.05% to 8.65%
2020	1.45% to 2.95%	1,610,844	55.14 to 17.74	83,616	0.00%	65.79% to 63.28%
2019	1.45% to 2.30%	221,938	33.26 to 31.05	7,307	0.00%	38.46% to 37.26%
2018	1.45% to 2.30%	295,327	24.02 to 22.62	7,032	0.08%	10.57% to 9.62%
2017	1.45% to 2.30%	179,474	21.72 to 20.64	3,877	0.11%	32.24% to 31.10%
VIP Growth Portfolio — Initial Class
2021	1.15% to 1.60%	581,242	294.31 to 44.54	82,131	0.00%	21.80% to 21.25%
2020	1.15% to 1.60%	709,677	241.64 to 36.74	77,383	0.08%	42.23% to 41.60%
2019	1.15% to 1.60%	800,049	169.88 to 25.94	61,520	0.26%	32.77% to 32.17%
2018	1.15% to 1.60%	942,343	127.95 to 19.63	54,324	0.24%	(1.32)% to (1.77)%
2017	1.15% to 1.60%	1,084,069	129.67 to 19.98	62,496	0.22%	33.58% to 32.98%
VIP Growth Portfolio — Service Class 2
2021	1.45% to 2.30%	531,475	69.15 to 48.12	20,672	0.00%	21.12% to 20.08%
2020	1.45% to 2.30%	638,950	57.09 to 40.08	20,823	0.05%	41.47% to 40.25%
2019	1.45% to 2.30%	890,448	40.36 to 28.57	21,867	0.06%	32.03% to 30.90%
2018	1.45% to 2.30%	1,014,497	30.57 to 21.83	18,717	0.04%	(1.88)% to (2.74)%
2017	1.45% to 2.30%	1,138,148	31.15 to 22.44	21,409	0.08%	32.87% to 31.73%
VIP Investment Grade Bond Portfolio — Service Class 2
2021	1.45% to 2.95%	4,924,558	14.61 to 10.32	68,538	1.80%	(2.33)% to (3.82)%
2020	1.45% to 2.95%	5,125,703	14.96 to 10.73	73,491	2.07%	7.58% to 5.94%
2019	1.45% to 2.95%	5,608,412	13.91 to 10.13	75,094	2.47%	7.82% to 2.60%
2018	1.45% to 2.55%	6,078,307	12.90 to 11.32	75,876	1.94%	(2.23)% to (3.33)%
2017	1.45% to 2.55%	9,506,920	13.20 to 11.71	121,545	2.17%	2.49% to 1.35%
VIP Mid Cap Portfolio — Service Class 2
2021	1.15% to 2.70%	1,094,199	71.01 to 14.48	63,111	0.32%	23.87% to 21.92%
2020	1.15% to 2.70%	1,245,670	57.33 to 11.87	57,839	0.36%	16.51% to 14.69%
2019	1.15% to 2.95%	3,381,562	49.21 to 10.34	99,611	0.65%	21.76% to 7.14%
2018	1.15% to 2.55%	3,892,358	40.41 to 14.33	94,762	0.39%	(15.76)% to (16.96)%
2017	1.15% to 2.55%	4,371,427	47.97 to 17.26	129,568	0.47%	19.15% to 17.47%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Overseas Portfolio — Initial Class
2021	1.15% to 1.60%	303,483	65.55 to 23.34	13,167	0.51%	18.32% to 17.79%
2020	0.75% to 1.60%	339,686	20.05 to 19.82	12,442	0.44%	14.75% to 13.77%
2019	0.75% to 1.60%	386,086	17.47 to 17.42	12,318	1.56%	26.81% to 25.73%
2018	0.75% to 1.60%	518,531	13.78 to 13.85	13,286	1.50%	(15.45)% to (16.18)%
2017	0.75% to 1.60%	582,607	16.30 to 16.53	17,614	1.40%	29.31% to 28.21%
VIP Value Strategies Portfolio — Service Class 2
2021	1.45% to 1.70%	108,235	34.29 to 32.78	3,670	1.27%	31.41% to 31.08%
2020	1.45% to 1.85%	100,450	26.09 to 24.38	2,595	1.05%	6.45% to 6.02%
2019	1.45% to 1.85%	89,980	24.51 to 23.00	2,180	1.40%	32.15% to 31.62%
2018	1.45% to 1.85%	107,961	18.55 to 17.47	1,980	0.70%	(18.70)% to (19.03)%
2017	1.45% to 1.85%	115,318	22.81 to 21.58	2,609	1.23%	17.36% to 16.89%
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares
2021	1.45% to 2.95%	2,777,133	17.29 to 12.25	44,074	1.76%	10.06% to 8.39%
2020	1.45% to 2.95%	3,226,110	15.71 to 11.30	46,846	1.49%	10.12% to 8.45%
2019	1.45% to 2.95%	3,885,483	14.26 to 10.42	51,620	3.54%	18.12% to 8.92%
2018	1.45% to 2.55%	4,651,064	12.07 to 10.63	52,976	3.04%	(10.97)% to (11.97)%
2017	1.45% to 2.55%	5,446,835	13.56 to 12.08	70,021	2.66%	10.36% to 9.13%
Franklin Income VIP Fund — Class 2 Shares
2021	1.45% to 2.95%	10,383,063	22.66 to 11.39	188,586	4.68%	15.06% to 13.31%
2020	1.45% to 2.95%	12,214,101	19.70 to 10.05	197,153	5.89%	(0.77)% to (2.28)%
2019	1.45% to 2.95%	13,872,298	19.85 to 10.28	228,613	5.36%	14.38% to 5.93%
2018	1.45% to 2.55%	15,980,562	17.35 to 11.91	235,328	4.82%	(5.70)% to (6.76)%
2017	1.45% to 2.55%	19,017,806	18.40 to 12.77	298,896	4.16%	8.09% to 6.88%
Franklin Large Cap Growth VIP Fund — Class 2 Shares
2021	1.45% to 2.70%	6,294	52.96 to 16.32	294	0.00%	13.60% to 12.16%
2020	1.45% to 2.70%	8,569	46.62 to 14.55	332	0.00%	42.54% to 40.73%
2019	1.45% to 2.05%	5,369	32.71 to 24.39	172	0.00%	32.63% to 31.82%
2018	1.45% to 2.05%	6,687	24.66 to 18.50	160	0.00%	(2.90)% to (3.50)%
2017	1.45% to 2.05%	7,145	25.40 to 19.17	176	0.62%	26.26% to 25.49%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2021	1.45% to 2.95%	6,853,421	29.01 to 11.25	118,673	5.08%	17.44% to 15.65%
2020	1.45% to 2.30%	518,822	24.70 to 14.05	9,787	2.88%	(6.42)% to (7.23)%
2019	1.45% to 2.30%	542,401	26.40 to 15.14	11,058	1.73%	20.80% to 19.75%
2018	1.45% to 2.30%	684,419	21.85 to 12.64	11,807	2.31%	(10.39)% to (11.17)%
2017	1.45% to 2.30%	807,265	24.39 to 14.23	15,618	2.22%	6.78% to 5.86%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Templeton Foreign VIP Fund — Class 1 Shares
2021	1.15% to 1.60%	246,527	15.87 to 14.69	3,706	2.03%	3.23% to 2.77%
2020	1.15% to 1.60%	285,937	15.37 to 14.30	4,181	3.60%	(2.06)% to (2.50)%
2019	1.15% to 1.60%	333,141	15.69 to 14.66	4,987	1.96%	11.54% to 11.04%
2018	1.15% to 1.60%	401,348	14.07 to 13.20	5,399	2.92%	(16.25)% to (16.63)%
2017	0.75% to 1.60%	455,848	17.71 to 15.84	7,353	2.75%	16.14% to 15.16%
Templeton Foreign VIP Fund — Class 2 Shares
2021	1.45% to 2.70%	15,860	21.64 to 10.26	264	1.43%	2.65% to 1.35%
2020	1.45% to 2.05%	9,754	21.08 to 12.00	186	4.05%	(2.59)% to (3.18)%
2019	1.45% to 2.70%	39,707	21.64 to 10.53	574	1.75%	10.90% to 11.16%
2018	1.45% to 2.20%	42,632	19.52 to 8.42	561	2.63%	(16.68)% to (17.31)%
2017	1.45% to 2.20%	42,788	23.42 to 10.18	682	2.22%	15.01% to 14.13%
Templeton Global Bond VIP Fund — Class 1 Shares
2021	1.15% to 1.40%	191,673	16.86 to 16.15	3,121	0.00%	(5.72)% to (5.96)%
2020	1.15% to 1.40%	211,197	17.88 to 17.18	3,655	8.41%	(6.17)% to (6.40)%
2019	1.15% to 1.40%	265,427	19.06 to 18.35	4,923	7.04%	1.08% to 0.83%
2018	1.15% to 1.40%	293,263	18.86 to 18.20	5,388	0.00%	1.03% to 0.78%
2017	1.15% to 1.40%	318,265	18.66 to 18.06	5,797	0.00%	0.98% to 0.73%
Templeton Growth VIP Fund — Class 2 Shares
2021	1.45% to 2.70%	464,747	13.96 to 11.17	6,021	1.07%	3.35% to 2.04%
2020	1.45% to 2.20%	500,692	13.51 to 12.08	6,307	3.03%	4.27% to 3.47%
2019	1.45% to 2.70%	578,148	12.96 to 10.63	7,034	2.84%	13.48% to 13.42%
2018	1.45% to 2.20%	683,681	11.42 to 10.37	7,356	2.14%	(16.09)% to (16.73)%
2017	1.45% to 2.20%	889,619	13.61 to 12.45	11,558	1.61%	16.79% to 15.90%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2021	0.75% to 2.95%	13,708,774	9.71 to 9.38	123,322	0.01%	(0.74)% to (2.94)%
2020	0.75% to 2.80%	14,188,414	9.78 to 9.69	129,769	0.25%	(0.48)% to (2.54)%
2019	0.75% to 2.95%	12,166,472	9.83 to 9.93	112,712	1.84%	1.09% to (1.37)%
2018	0.75% to 2.45%	13,748,569	9.73 to 8.71	126,903	1.46%	0.72% to (1.02)%
2017	0.75% to 2.55%	13,526,631	9.66 to 8.75	124,949	0.50%	(0.24)% to (2.05)%
Goldman Sachs Large Cap Value Fund — Institutional Shares
2021	1.15% to 1.60%	251,827	26.23 to 24.49	6,490	1.11%	22.71% to 22.15%
2020	1.15% to 1.60%	278,468	21.37 to 20.05	5,868	1.42%	2.78% to 2.32%
2019	1.15% to 1.60%	294,059	20.79 to 19.60	6,049	1.48%	24.48% to 23.92%
2018	1.15% to 1.60%	331,048	16.71 to 15.82	5,486	1.22%	(9.51)% to (9.93)%
2017	1.15% to 1.60%	385,587	18.46 to 17.56	7,080	1.58%	8.60% to 8.11%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2021	1.15% to 2.30%	569,305	66.79 to 28.78	34,036	0.45%	29.45% to 27.94%
2020	1.15% to 2.30%	659,144	51.59 to 22.49	30,767	0.63%	7.15% to 5.91%
2019	1.15% to 2.30%	744,552	48.15 to 21.24	32,552	0.77%	30.02% to 28.50%
2018	1.15% to 2.30%	882,773	37.03 to 16.53	29,982	1.26%	(11.49)% to (12.53)%
2017	1.15% to 2.30%	1,043,479	41.84 to 18.89	39,934	0.61%	9.80% to 8.52%
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio — Class 1
2021	1.45% to 2.70%	86,497	15.59 to 10.17	1,248	2.33%	(2.79)% to (4.02)%
2020	1.45% to 2.70%	159,380	16.03 to 10.59	2,376	1.89%	6.28% to 4.93%
2019	1.45% to 2.70%	180,641	15.08 to 10.09	2,579	2.56%	6.61% to 1.94%
2018	1.45% to 2.20%	196,996	14.15 to 12.21	2,659	2.55%	(1.41)% to (2.16)%
2017	1.45% to 2.20%	248,134	14.35 to 12.48	3,406	2.52%	2.07% to 1.30%
JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1
2021	1.45% to 2.70%	5,273	46.29 to 12.90	138	1.01%	28.00% to 26.38%
2020	1.45% to 2.70%	11,919	36.16 to 10.21	229	1.63%	(1.09)% to (2.34)%
2019	1.45% to 2.70%	17,818	36.56 to 10.45	342	1.61%	24.92% to 9.57%
2018	1.45% to 2.20%	20,960	29.26 to 9.31	332	0.85%	(13.12)% to (13.79)%
2017	1.45% to 2.20%	15,289	33.68 to 10.80	295	0.91%	12.12% to 11.74%
JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1
2021	1.45% to 1.45%	125	48.71 to 48.71	6	0.76%	19.63% to 19.63%
2020	1.45% to 2.70%	7,847	40.72 to 11.69	162	0.83%	12.04% to 10.62%
2019	1.45% to 2.70%	4,539	36.34 to 10.57	93	0.41%	22.77% to 12.02%
2018	1.45% to 2.20%	5,359	29.60 to 11.34	93	0.47%	(13.21)% to (13.88)%
2017	1.45% to 2.20%	10,889	34.11 to 13.17	208	0.32%	13.56% to 12.70%
JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1
2021	1.45% to 2.70%	31,410	47.49 to 16.70	1,248	0.70%	27.47% to 25.85%
2020	1.45% to 2.70%	34,903	37.26 to 13.27	1,146	0.83%	23.45% to 21.88%
2019	1.45% to 2.70%	48,037	30.18 to 10.88	1,351	0.86%	29.84% to 19.09%
2018	1.45% to 2.20%	58,934	23.24 to 18.16	1,297	0.72%	(7.53)% to (8.24)%
2017	1.45% to 2.20%	47,172	25.14 to 19.79	1,129	0.88%	20.56% to 19.65%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2021	1.15% to 1.60%	1,053,486	96.47 to 40.33	68,972	1.11%	15.85% to 15.32%
2020	1.15% to 1.60%	1,201,550	83.27 to 34.97	67,618	2.41%	12.99% to 12.49%
2019	1.15% to 1.60%	1,372,598	73.70 to 31.09	67,981	1.89%	21.18% to 20.63%
2018	1.15% to 1.60%	1,541,152	60.82 to 25.77	63,108	2.15%	(0.48)% to (0.94)%
2017	1.15% to 1.60%	1,754,161	61.11 to 26.01	72,839	1.59%	17.07% to 16.55%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Balanced Portfolio — Service Shares
2021	1.45% to 2.95%	3,497,016	41.02 to 13.32	103,288	0.87%	15.21% to 13.46%
2020	1.45% to 2.95%	3,934,377	35.61 to 11.74	103,837	2.06%	12.38% to 10.67%
2019	1.45% to 2.95%	4,362,890	31.68 to 10.61	104,197	1.62%	20.50% to 12.94%
2018	1.45% to 2.55%	4,557,252	26.29 to 16.36	93,108	1.78%	(1.03)% to (2.14)%
2017	1.45% to 2.55%	5,193,649	26.57 to 16.72	107,672	1.37%	16.43% to 15.13%
Janus Henderson Enterprise Portfolio — Institutional Shares
2021	1.15% to 1.60%	501,217	173.90 to 47.49	49,547	0.32%	15.49% to 14.97%
2020	1.15% to 1.60%	567,328	150.58 to 41.31	48,775	0.11%	18.10% to 17.57%
2019	1.15% to 1.60%	663,852	127.51 to 35.13	47,920	0.20%	33.93% to 33.32%
2018	1.15% to 1.60%	770,451	95.21 to 26.35	41,324	0.26%	(1.57)% to (2.01)%
2017	1.15% to 1.60%	891,322	96.72 to 26.89	48,550	0.62%	25.96% to 25.39%
Janus Henderson Enterprise Portfolio — Service Shares
2021	1.50% to 1.70%	192,932	25.24 to 24.16	5,287	0.24%	14.79% to 14.56%
2020	1.50% to 1.70%	239,694	21.99 to 21.09	5,743	0.04%	17.40% to 17.16%
2019	1.50% to 1.70%	285,568	18.73 to 18.00	5,787	0.05%	33.13% to 32.86%
2018	1.50% to 1.70%	320,337	14.07 to 13.55	4,945	0.13%	(2.16)% to (2.36)%
2017	1.50% to 1.70%	354,600	14.38 to 13.88	5,538	0.53%	25.19% to 24.93%
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2021	0.75% to 1.60%	358,273	26.42 to 21.96	9,622	2.77%	(1.64)% to (2.48)%
2020	0.75% to 1.60%	328,355	26.86 to 22.52	9,236	2.89%	9.65% to 8.72%
2019	0.75% to 1.60%	361,263	24.50 to 20.72	9,257	3.29%	8.75% to 7.82%
2018	0.75% to 1.60%	397,166	22.53 to 19.21	9,430	3.02%	(1.75)% to (2.59)%
2017	0.75% to 1.60%	477,104	22.93 to 19.73	11,653	2.74%	2.84% to 1.97%
Janus Henderson Forty Portfolio — Institutional Shares
2021	1.15% to 1.60%	468,125	168.60 to 62.36	46,901	0.49%	21.48% to 20.94%
2020	0.75% to 1.60%	540,957	49.38 to 51.56	44,644	0.71%	38.36% to 37.18%
2019	0.75% to 1.60%	615,748	35.69 to 37.59	37,121	0.15%	36.13% to 34.97%
2018	0.75% to 1.60%	712,447	26.22 to 27.85	31,632	1.16%	1.21% to 0.35%
2017	0.75% to 1.60%	808,548	25.90 to 27.75	35,582	0.00%	29.34% to 28.24%
Janus Henderson Forty Portfolio — Service Shares
2021	1.45% to 2.70%	388,821	88.48 to 17.43	22,540	0.54%	20.82% to 19.29%
2020	1.45% to 2.70%	355,733	73.23 to 14.61	16,225	0.63%	37.02% to 35.28%
2019	1.45% to 2.35%	401,490	53.44 to 30.54	13,296	0.02%	34.87% to 33.64%
2018	1.45% to 2.35%	450,821	39.63 to 22.85	11,059	1.23%	0.24% to (0.69)%
2017	1.45% to 2.35%	526,903	39.53 to 23.01	12,868	0.00%	28.12% to 26.95%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Global Research Portfolio — Institutional Shares
2021	1.15% to 1.60%	699,744	87.73 to 24.84	38,786	0.51%	16.73% to 16.20%
2020	1.15% to 1.60%	806,441	75.16 to 21.38	38,570	0.82%	18.68% to 18.14%
2019	1.15% to 1.60%	921,465	63.33 to 18.10	36,410	0.96%	27.56% to 26.98%
2018	1.15% to 1.60%	1,123,327	49.65 to 14.25	35,421	1.11%	(7.94)% to (8.36)%
2017	1.15% to 1.60%	1,300,011	53.93 to 15.55	43,987	0.81%	25.57% to 25.01%
Janus Henderson Global Research Portfolio — Service Shares
2021	1.50% to 1.70%	187,057	15.85 to 15.17	3,079	0.36%	16.03% to 15.79%
2020	1.50% to 1.70%	216,251	13.66 to 13.10	3,064	0.64%	17.97% to 17.73%
2019	1.50% to 1.70%	245,687	11.58 to 11.13	2,943	0.86%	26.78% to 26.53%
2018	1.50% to 1.70%	285,686	9.13 to 8.79	2,720	0.93%	(8.48)% to (8.67)%
2017	1.50% to 1.70%	356,238	9.98 to 9.63	3,698	0.69%	24.79% to 24.54%
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2021	1.15% to 1.70%	442,480	33.67 to 29.23	13,783	0.66%	16.39% to 15.74%
2020	1.15% to 1.70%	465,814	28.93 to 25.25	12,498	0.00%	48.99% to 48.17%
2019	1.15% to 1.70%	530,984	19.42 to 17.04	9,593	0.42%	43.15% to 42.36%
2018	1.15% to 1.70%	586,687	13.56 to 11.97	7,432	1.11%	(0.26)% to (0.82)%
2017	1.15% to 1.70%	658,251	13.60 to 12.07	8,399	0.45%	43.25% to 42.46%
Janus Henderson Overseas Portfolio — Institutional Shares
2021	1.15% to 1.60%	503,564	57.09 to 30.66	21,111	1.13%	12.28% to 11.77%
2020	0.75% to 1.60%	546,581	19.44 to 27.43	20,468	1.35%	15.42% to 14.44%
2019	0.75% to 1.60%	609,299	16.84 to 23.97	19,831	1.88%	26.07% to 24.99%
2018	0.75% to 1.60%	705,173	13.36 to 19.18	18,334	1.76%	(15.58)% to (16.31)%
2017	0.75% to 1.60%	765,523	15.83 to 22.91	23,652	1.64%	30.14% to 29.03%
Janus Henderson Overseas Portfolio — Service Shares
2021	1.45% to 2.10%	118,255	39.65 to 24.46	2,269	1.01%	11.65% to 10.91%
2020	1.45% to 2.10%	133,890	35.52 to 22.06	2,298	1.22%	14.34% to 13.59%
2019	1.45% to 2.10%	153,244	31.06 to 19.42	2,287	1.83%	24.87% to 24.05%
2018	1.45% to 2.10%	168,333	24.87 to 15.65	2,019	1.66%	(16.37)% to (16.93)%
2017	1.45% to 2.10%	181,510	29.75 to 18.84	2,611	1.55%	28.91% to 28.07%
Janus Henderson Research Portfolio — Institutional Shares
2021	1.15% to 1.60%	721,553	109.75 to 34.72	48,298	0.10%	18.95% to 18.41%
2020	1.15% to 1.60%	851,566	92.26 to 29.32	47,480	0.54%	31.42% to 30.83%
2019	1.15% to 1.60%	950,185	70.20 to 22.41	40,526	0.45%	33.96% to 33.36%
2018	1.15% to 1.60%	1,128,053	52.41 to 16.81	35,820	0.54%	(3.70)% to (4.14)%
2017	1.15% to 1.60%	1,347,021	54.42 to 17.53	43,863	0.39%	26.41% to 25.85%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Research Portfolio — Service Shares
2021	1.50% to 1.70%	127,775	26.08 to 24.97	3,457	0.02%	18.25% to 18.01%
2020	1.50% to 1.70%	149,158	22.06 to 21.16	3,409	0.36%	30.59% to 30.32%
2019	1.50% to 1.70%	180,738	16.89 to 16.23	3,179	0.30%	33.20% to 32.93%
2018	1.50% to 1.70%	209,137	12.68 to 12.21	2,751	0.35%	(4.30)% to (4.50)%
2017	1.50% to 1.70%	263,890	13.25 to 12.79	3,614	0.24%	25.65% to 25.39%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II
2021	1.45% to 2.30%	117,214	46.30 to 28.81	5,118	0.17%	8.45% to 7.51%
2020	1.45% to 2.30%	147,463	42.69 to 26.80	5,984	0.58%	16.02% to 15.02%
2019	1.45% to 2.30%	165,964	36.80 to 23.30	5,774	0.75%	22.94% to 21.88%
2018	1.45% to 2.30%	184,804	29.93 to 19.11	5,229	0.37%	(9.90)% to (10.68)%
2017	1.45% to 2.30%	197,561	33.22 to 21.40	6,236	0.21%	14.31% to 13.33%
ClearBridge Variable Dividend Strategy Portfolio — Class I
2021	1.15% to 1.60%	149,457	30.24 to 28.30	4,330	1.49%	25.34% to 24.77%
2020	1.15% to 1.60%	176,004	24.13 to 22.68	4,072	1.40%	6.43% to 5.95%
2019	1.15% to 1.60%	199,679	22.67 to 21.40	4,357	1.46%	30.08% to 29.49%
2018	1.15% to 1.60%	231,022	17.43 to 16.53	3,886	1.50%	(5.96)% to (6.39)%
2017	1.15% to 1.60%	278,057	18.53 to 17.66	4,991	1.46%	17.81% to 17.28%
ClearBridge Variable Dividend Strategy Portfolio — Class II
2021	1.45% to 2.95%	200,036	28.34 to 13.68	5,208	1.34%	24.78% to 22.88%
2020	1.45% to 2.95%	215,116	22.71 to 11.13	4,508	1.16%	5.94% to 4.32%
2019	1.45% to 2.35%	380,785	21.44 to 19.08	7,827	1.27%	29.51% to 28.32%
2018	1.45% to 2.35%	467,731	16.55 to 14.87	7,448	1.29%	(6.38)% to (7.24)%
2017	1.45% to 2.45%	583,700	17.68 to 15.86	9,961	1.38%	17.29% to 16.10%
ClearBridge Variable Large Cap Value Portfolio — Class I
2021	1.15% to 2.30%	650,591	52.66 to 16.57	16,744	1.05%	24.76% to 23.31%
2020	1.15% to 2.30%	662,450	42.21 to 13.44	13,836	1.38%	4.03% to 2.83%
2019	1.15% to 2.30%	723,003	40.58 to 13.07	14,896	1.72%	27.40% to 25.92%
2018	1.15% to 2.30%	770,584	31.85 to 10.38	12,735	1.46%	(9.93)% to (10.98)%
2017	1.15% to 2.30%	914,407	35.36 to 11.66	16,990	1.44%	13.52% to 12.20%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2021	1.45% to 1.70%	156,913	49.68 to 30.60	5,300	0.41%	24.67% to 24.36%
2020	1.45% to 1.70%	184,924	39.85 to 24.61	5,012	0.43%	11.95% to 11.67%
2019	1.45% to 1.70%	205,580	35.59 to 22.04	4,995	0.48%	29.34% to 29.02%
2018	1.45% to 1.85%	253,105	27.52 to 21.56	4,767	0.44%	(7.08)% to (7.46)%
2017	1.45% to 1.85%	296,647	29.62 to 23.30	5,957	0.55%	21.25% to 20.76%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® New Discovery Series — Service Class Shares
2021	1.15% to 2.30%	312,846	69.79 to 44.13	13,745	0.00%	0.40% to (0.76)%
2020	1.15% to 2.30%	501,130	69.51 to 44.47	23,355	0.00%	43.91% to 42.24%
2019	1.15% to 2.30%	571,093	48.30 to 31.26	18,401	0.00%	39.65% to 38.03%
2018	1.15% to 2.30%	504,833	34.59 to 22.65	11,086	0.00%	(2.85)% to (3.99)%
2017	1.15% to 2.30%	648,451	35.60 to 23.59	14,585	0.00%	24.88% to 23.44%
MFS® Total Return Series — Service Class Shares
2021	1.45% to 2.95%	1,820,883	28.34 to 12.27	37,727	1.59%	12.19% to 10.48%
2020	1.45% to 2.95%	1,983,929	25.26 to 11.11	37,022	2.07%	7.93% to 6.29%
2019	1.45% to 2.95%	2,233,722	23.41 to 10.45	38,896	2.07%	18.38% to 9.53%
2018	1.45% to 2.55%	2,530,043	19.77 to 12.14	37,918	1.94%	(7.24)% to (8.29)%
2017	1.45% to 2.55%	2,899,860	21.32 to 13.23	46,828	2.15%	10.41% to 9.18%
MFS® Utilities Series — Service Class Shares
2021	1.45% to 2.20%	302,306	59.98 to 33.58	11,610	1.52%	12.17% to 11.32%
2020	1.45% to 2.20%	344,249	53.47 to 30.16	11,723	2.20%	4.09% to 3.30%
2019	1.45% to 2.20%	399,730	51.37 to 29.20	13,258	3.71%	22.99% to 22.06%
2018	1.45% to 2.20%	481,645	41.77 to 23.92	13,016	0.84%	(0.66)% to (1.42)%
2017	1.45% to 2.20%	564,347	42.04 to 24.27	15,293	3.90%	12.84% to 11.98%
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares
2021	1.45% to 1.45%	1,350	12.45 to 12.45	17	2.70%	(1.35)% to (1.35)%
2020	1.45% to 1.45%	2,021	12.62 to 12.62	26	3.51%	7.53% to 7.53%
2019	1.45% to 1.45%	2,008	11.74 to 11.74	24	3.50%	9.68% to 9.68%
2018	1.45% to 1.45%	2,405	10.70 to 10.70	26	3.81%	(3.53)% to (3.53)%
2017	1.45% to 1.45%	2,592	11.09 to 11.09	29	4.37%	4.35% to 4.35%
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2021	1.45% to 2.30%	273,142	26.05 to 24.57	7,079	0.03%	23.84% to 22.77%
2020	1.45% to 2.30%	325,718	21.03 to 20.01	6,820	0.22%	20.43% to 19.39%
2019	1.45% to 2.70%	389,578	17.47 to 10.95	6,772	0.34%	37.56% to 20.63%
2018	1.45% to 2.30%	471,532	12.70 to 12.29	5,961	0.32%	(0.89)% to (1.75)%
2017	1.45% to 2.30%	649,434	12.81 to 12.51	8,292	0.42%	26.25% to 25.16%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2021	1.45% to 1.95%	251,131	19.47 to 17.89	4,731	10.85%	14.36% to 13.78%
2020	1.45% to 1.95%	268,189	17.03 to 15.72	4,417	4.87%	6.34% to 5.80%
2019	1.45% to 1.95%	330,321	16.01 to 14.86	5,118	2.69%	10.12% to 9.56%
2018	1.45% to 1.95%	418,106	14.54 to 13.56	5,902	3.00%	(6.83% to (7.30)%
2017	1.45% to 1.95%	475,796	15.61 to 14.63	7,232	4.31%	11.74% to 11.17%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
High Yield Portfolio — Administrative Class Shares
2021	1.45% to 2.95%	1,113,122	24.60 to 10.56	25,510	4.44%	2.13% to 0.57%
2020	1.45% to 2.95%	1,453,818	24.09 to 10.50	31,530	4.87%	4.21% to 2.62%
2019	1.45% to 2.95%	2,320,582	23.11 to 10.23	46,334	4.92%	13.06% to 4.79%
2018	1.45% to 2.55%	2,234,519	20.44 to 13.46	40,479	5.09%	(4.07)% to (5.14)%
2017	1.45% to 2.55%	2,282,326	21.31 to 14.19	43,833	4.87%	5.07% to 3.90%
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2021	1.50% to 1.70%	71,668	21.26 to 20.35	1,503	1.59%	(3.43)% to (3.62)%
2020	1.50% to 1.70%	76,842	22.01 to 21.12	1,669	6.10%	3.97% to 3.76%
2019	1.50% to 1.70%	88,578	21.17 to 20.35	1,851	1.77%	5.40% to 5.19%
2018	1.50% to 1.70%	109,339	20.09 to 19.35	2,166	1.31%	0.58% to 0.38%
2017	1.50% to 1.70%	117,382	19.97 to 19.27	2,313	4.03%	1.23% to 1.02%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2021	1.45% to 2.95%	2,622,435	23.33 to 10.68	54,640	1.55%	(6.16)% to (7.59)%
2020	1.45% to 2.95%	2,221,564	24.86 to 11.56	51,242	1.67%	15.69% to 13.93%
2019	1.45% to 2.95%	1,859,226	21.49 to 10.14	38,539	2.05%	11.68% to 2.96%
2018	1.45% to 2.55%	1,818,776	19.24 to 15.17	34,646	2.40%	(3.80)% to (4.88)%
2017	1.45% to 2.55%	1,706,498	20.00 to 15.95	34,651	2.17%	7.38% to 6.18%
Low Duration Portfolio — Administrative Class Shares
2021	1.45% to 2.95%	5,989,897	12.41 to 9.60	68,669	0.52%	(2.36)% to (3.85)%
2020	1.45% to 2.95%	7,376,295	12.71 to 9.99	86,838	1.04%	1.50% to (0.05)%
2019	1.45% to 2.95%	3,574,136	12.53 to 9.99	41,893	2.77%	2.52% to (0.13)%
2018	1.45% to 2.55%	3,842,840	12.22 to 10.36	44,146	1.93%	(1.12)% to (2.23)%
2017	1.45% to 2.55%	3,735,829	12.36 to 10.59	43,446	1.34%	(0.12)% to (1.23)%
Total Return Portfolio — Administrative Class Shares
2021	1.15% to 2.95%	8,123,779	18.70 to 10.19	139,271	1.82%	(2.40)% to (4.18)%
2020	1.15% to 2.95%	7,899,166	19.16 to 10.63	141,984	2.14%	7.40% to 5.44%
2019	1.15% to 2.95%	9,370,259	17.84 to 10.08	156,073	3.01%	7.11% to 1.71%
2018	1.15% to 2.55%	10,578,875	16.66 to 12.77	165,306	2.52%	(1.68)% to (3.08)%
2017	1.15% to 2.55%	13,884,221	16.94 to 13.18	219,063	2.02%	3.71% to 2.25%
Rydex Variable Trust
NASDAQ — 100® Fund
2021	1.45% to 1.85%	227,854	98.45 to 70.03	7,892	0.00%	23.72% to 23.22%
2020	1.45% to 1.85%	249,291	79.57 to 56.84	7,046	0.29%	42.86% to 42.28%
2019	1.45% to 1.85%	267,428	55.70 to 39.95	5,361	0.13%	34.88% to 34.33%
2018	1.45% to 1.85%	269,561	41.30 to 29.74	4,093	0.00%	(3.24)% to (3.64)%
2017	1.45% to 1.85%	341,457	42.68 to 30.86	5,427	0.00%	29.23% to 28.70%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2021	0.75% to 2.30%	802,680	19.63 to 11.63	12,578	2.12%	(2.55)% to (4.07)%
2020	0.75% to 2.30%	918,881	20.14 to 12.13	14,901	2.43%	6.22% to 4.57%
2019	0.75% to 2.30%	955,145	18.96 to 11.60	14,603	0.19%	7.81% to 6.12%
2018	0.75% to 2.30%	1,101,994	17.59 to 10.93	15,782	2.12%	(2.17)% to (3.70)%
2017	0.75% to 2.30%	1,252,511	17.98 to 11.35	18,445	1.97%	2.47% to 0.88%
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2021	1.15% to 2.10%	696,883	55.34 to 46.29	34,295	0.00%	23.53% to 22.35%
2020	1.15% to 2.10%	800,152	44.80 to 37.84	32,006	0.03%	32.08% to 30.81%
2019	0.75% to 2.10%	961,517	32.25 to 28.92	29,439	0.00%	36.30% to 34.45%
2018	0.75% to 2.10%	1,101,406	23.66 to 21.51	24,920	0.13%	(3.39)% to (4.72)%
2017	0.75% to 2.10%	1,281,157	24.49 to 22.58	30,374	0.31%	27.38% to 25.66%
Real Estate Securities V.I.S. Fund — Class 1 Shares
2021	0.75% to 2.70%	516,159	85.58 to 13.03	38,566	2.23%	40.74% to 37.98%
2020	0.75% to 2.95%	1,079,009	60.80 to 9.41	37,528	0.51%	(5.94)% to (8.03)%
2019	0.75% to 2.95%	1,117,908	64.65 to 10.23	44,195	1.34%	25.20% to 4.81%
2018	0.75% to 2.55%	1,283,920	51.63 to 13.38	40,405	2.42%	(6.42)% to (8.13)%
2017	0.75% to 2.55%	1,424,736	55.18 to 14.57	49,404	1.54%	5.05% to 3.15%
S&P 500® Index V.I.S. Fund — Class 1 Shares
2021	0.75% to 2.70%	3,167,505	39.67 to 15.47	163,536	1.07%	27.31% to 24.81%
2020	0.75% to 2.70%	3,543,023	31.16 to 12.39	145,954	1.74%	17.04% to 14.74%
2019	0.75% to 2.30%	4,407,259	26.62 to 24.94	151,071	1.32%	30.06% to 28.03%
2018	0.75% to 2.30%	4,870,590	20.47 to 19.48	130,223	1.64%	(5.45)% to (6.93)%
2017	0.75% to 2.30%	5,498,219	21.65 to 20.93	158,837	1.76%	20.60% to 18.72%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2021	1.15% to 2.30%	614,611	56.09 to 30.43	31,221	0.00%	19.15% to 17.76%
2020	1.15% to 2.30%	681,934	47.08 to 25.84	29,159	0.00%	13.21% to 11.90%
2019	1.15% to 2.30%	749,847	41.59 to 23.09	28,349	0.00%	24.67% to 23.22%
2018	1.15% to 2.30%	859,762	33.36 to 18.74	26,186	0.00%	(10.74)% to (11.79)%
2017	1.15% to 2.30%	1,018,621	37.37 to 21.24	34,982	0.00%	11.42% to 10.12%
Total Return V.I.S. Fund — Class 1 Shares
2021	0.75% to 2.95%	33,565,522	25.98 to 11.65	754,081	2.08%	12.60% to 10.10%
2020	0.75% to 2.95%	36,271,022	23.08 to 10.58	730,164	1.92%	5.65% to 3.30%
2019	0.75% to 2.95%	39,064,565	21.84 to 10.24	751,079	2.30%	14.94% to 5.06%
2018	0.75% to 2.30%	42,795,149	19.00 to 13.74	721,183	2.16%	(7.05)% to (8.51)%
2017	0.75% to 2.30%	45,934,260	20.45 to 15.02	841,510	2.01%	14.71% to 12.93%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Total Return V.I.S. Fund — Class 3 Shares
2021	1.45% to 2.95%	25,159,448	18.17 to 11.58	393,270	1.75%	11.56% to 9.86%
2020	1.45% to 2.95%	29,261,248	16.28 to 10.54	416,050	1.61%	4.60% to 3.01%
2019	1.45% to 2.95%	33,412,583	15.57 to 10.23	457,614	1.98%	13.89% to 4.80%
2018	1.45% to 2.55%	38,387,797	13.67 to 10.79	467,141	1.79%	(7.97)% to (9.00)%
2017	1.45% to 2.55%	46,322,370	14.85 to 11.85	615,662	1.63%	13.60% to 12.33%
U.S. Equity V.I.S. Fund — Class 1 Shares
2021	0.75% to 1.95%	632,397	42.54 to 38.06	24,875	0.33%	24.55% to 23.05%
2020	0.75% to 1.95%	712,379	34.16 to 30.93	22,655	0.52%	21.72% to 20.25%
2019	0.75% to 1.85%	811,378	28.06 to 25.86	21,421	0.64%	30.78% to 29.33%
2018	0.75% to 1.85%	961,239	21.46 to 19.99	19,507	0.80%	(4.13)% to (5.19)%
2017	0.75% to 1.85%	1,122,669	22.38 to 21.09	23,908	0.75%	19.02% to 17.70%
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2021	1.15% to 1.60%	571,353	95.22 to 39.42	36,365	0.00%	10.56% to 10.06%
2020	1.15% to 1.60%	670,853	86.13 to 35.81	37,760	0.18%	65.11% to 64.37%
2019	1.15% to 1.60%	761,308	52.17 to 21.79	25,695	0.00%	25.97% to 25.40%
2018	1.15% to 1.60%	948,595	41.41 to 17.38	24,702	0.00%	1.02% to 0.57%
2017	1.15% to 1.60%	1,088,395	40.99 to 17.28	28,030	0.00%	26.99% to 26.42%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2021	1.15% to 1.60%	434,896	53.72 to 38.70	20,053	0.00%	(7.14)% to (7.56)%
2020	1.15% to 1.60%	504,148	57.85 to 41.87	25,158	1.04%	65.23% to 64.49%
2019	1.15% to 1.60%	597,545	35.01 to 25.45	18,057	0.00%	27.85% to 27.27%
2018	1.15% to 1.60%	721,107	27.39 to 20.00	17,042	0.00%	0.26% to (0.19)%
2017	1.15% to 1.60%	846,955	27.31 to 20.04	20,024	0.00%	27.26% to 26.68%
The Prudential Series Fund
PSF Mid-Cap Growth Portfolio — Class II Shares
2021	1.55% to 1.55%	600	50.17 to 50.17	30	0.00%	8.52% to 8.52%
2020	1.55% to 1.55%	617	46.23 to 46.23	29	0.00%	44.63% to 44.63%
2019	1.55% to 1.55%	618	31.96 to 31.96	20	0.00%	35.04% to 35.04%
2018	1.55% to 1.55%	653	23.67 to 23.67	15	0.00%	(9.60)% to (9.60)%
2017	1.55% to 1.55%	671	26.18 to 26.18	18	0.00%	20.06% to 20.06%
PSF Natural Resources Portfolio — Class II Shares
2021	1.45% to 2.70%	1,114,323	17.05 to 12.86	15,426	0.00%	23.22% to 21.66%
2020	1.45% to 2.95%	2,971,820	13.83 to 10.53	20,161	0.00%	10.20% to 8.52%
2019	1.45% to 2.95%	5,525,658	12.55 to 9.71	33,708	0.00%	8.66% to (5.94)%
2018	1.45% to 2.55%	5,833,693	11.55 to 5.08	32,878	0.00%	(19.61)% to (20.51)%
2017	1.45% to 2.55%	4,833,745	14.37 to 6.39	34,397	0.00%	(1.97)% to (3.06)%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
PSF PGIM Jennison Focused Blend Portfolio — Class II Shares
2021	1.45% to 2.70%	98,713	63.29 to 15.35	5,828	0.00%	14.66% to 13.20%
2020	1.45% to 2.70%	111,746	55.20 to 13.56	5,748	0.00%	28.52% to 26.89%
2019	1.45% to 2.30%	134,065	42.95 to 24.21	5,309	0.00%	26.54% to 25.45%
2018	1.45% to 2.30%	158,163	33.94 to 19.30	4,894	0.00%	(7.10)% to (7.90)%
2017	1.45% to 2.30%	184,615	36.54 to 20.95	6,143	0.00%	27.87% to 26.77%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2021	1.45% to 2.30%	138,763	79.69 to 50.89	10,610	0.00%	13.88% to 12.90%
2020	1.45% to 2.30%	146,330	69.98 to 45.08	9,860	0.00%	53.32% to 52.00%
2019	1.45% to 2.30%	130,384	45.65 to 29.66	5,678	0.00%	30.90% to 29.77%
2018	1.45% to 2.30%	146,007	34.87 to 22.85	4,864	0.00%	(2.62)% to (3.47)%
2017	1.45% to 2.30%	163,659	35.81 to 23.67	5,576	0.00%	34.16% to 33.01%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021 to December 31, 2021.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Financial Statements

Years Ended December 31, 2021, 2020 and 2019

(With Independent Auditors’ Report Thereon)

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Independent Auditors’ Report

The Audit and Compensation Committee of the Board of Directors

Genworth Life and Annuity Insurance Company:

Report on the Audit of the Financial Statements

Opinions

We have audited the financial statements of Genworth Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2021 in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 1 to the financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

F-1

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Richmond, Virginia

April 14, 2022

F-2

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2021 and 2020

(Dollar amounts in millions, except per share amounts)

	2021	2020
Admitted Assets
Cash and invested assets:
Bonds	$10,346.8	$11,457.0
Preferred stocks — nonaffiliates	17.8	21.3
Common stocks — affiliates	121.9	218.3
Common stocks — nonaffiliates	46.0	32.1
Mortgage loans	1,753.1	1,717.3
Real estate	12.9	13.1
Contract loans	461.8	474.4
Cash, cash equivalents and short-term investments	169.3	242.9
Other invested assets	123.4	69.8
Receivable for securities	4.6	10.5
Derivative assets	44.6	63.5
Securities lending reinvested collateral	—	26.0

Total cash and invested assets	13,102.2	14,346.2

Amounts recoverable from reinsurers and funds held	457.0	458.1
Deferred tax asset	112.8	111.0
Guaranty funds receivable	6.1	7.4
Premiums and accounts receivable	362.0	399.3
Investment income due and accrued	122.3	132.3
Receivable from parent, subsidiaries and affiliates	0.3	—
Other assets	11.6	12.3
Separate account assets	5,669.3	5,669.8

Total admitted assets	$19,843.6	$21,136.4

F-3

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — Continued

December 31, 2021 and 2020

(Dollar amounts in millions, except per share amounts)

	2021	2020
Liabilities and Capital and Surplus
Liabilities
Aggregate reserves — life	$7,306.7	$7,074.6
Aggregate reserves — annuity contracts	3,226.6	4,080.8
Aggregate reserves — accident and health policies	0.6	0.8
Liability for deposit-type contracts	607.8	756.0
Liability for policy and contract claims	121.9	113.9
Policyholders dividends	0.3	0.3
Premiums and annuity considerations received in advance	6.1	5.8
Other amounts payable on reinsurance	155.2	185.9
Interest maintenance reserve	47.6	36.5
Commissions payable	0.2	0.1
General expenses due or accrued	2.3	2.0
Transfers to separate accounts due or accrued	(7.9)	(6.1)
Taxes, licenses, and fees due or accrued	7.6	7.7
Current Federal income tax payable	9.2	38.2
Unearned investment income	5.5	6.0
Amounts withheld or retained by company as agent or trustee	16.7	14.8
Remittances and items not allocated	16.9	22.4
Asset valuation reserve	114.7	109.6
Payable to parent, subsidiaries and affiliates	9.8	10.6
Funds held under coinsurance and treaties with unauthorized reinsurers	1,639.6	1,974.2
Reinsurance in unauthorized companies	—	0.5
Payable for securities lending	—	26.0
Payable for securities	—	4.9
Derivative liabilities	0.6	0.8
Payable for collateral received from derivatives counterparties	21.7	8.5
Separate account liabilities	5,669.3	5,669.8

Total liabilities	18,979.0	20,144.6

Capital and surplus:
Common stock, Class A ($1,000 par value. 50,000 shares authorized; 25,651 shares issued and outstanding)	25.6	25.6
Paid in surplus	1,456.7	1,456.7
Unassigned deficit	(617.7)	(490.5)

Total capital and surplus	864.6	991.8

Total liabilities and capital and surplus	$19,843.6	$21,136.4

See accompanying notes to statutory financial statements.

F-4

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Summary of Operations

Years ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	2021	2020	2019
Revenues:
Premiums and annuity considerations	$(1,249.1)	$175.2	$(901.0)
Considerations for supplementary contracts with life contingencies	25.0	22.2	13.9
Net investment income	630.5	668.7	670.2
Amortization of interest maintenance reserve	4.3	1.0	—
Commissions and expense allowances on reinsurance ceded	1,517.0	123.2	1,404.4
Reserve adjustments on reinsurance ceded	(92.3)	(83.9)	(488.1)
Income from fees associated with investment management, administration, and contract guarantees from separate accounts	100.2	97.3	105.2
Other income	20.1	16.9	25.7

Total revenues	955.7	1,020.6	830.3

Benefits:
Death benefits	437.9	368.4	323.1
Matured endowments	2.0	1.9	1.5
Annuity benefits	378.4	367.3	385.0
Disability benefits and benefits under accident and health policies	4.7	4.5	4.3
Surrender benefits and other fund withdrawals	939.6	826.1	612.8
Payments on supplementary contracts with life contingencies	17.1	15.2	14.1
Interest and adjustments on contracts or deposit-type contract funds	21.7	24.7	26.2
Decrease in aggregate reserves — life, annuity and accident and health	(622.3)	(344.1)	(633.3)

Total benefits	1,179.1	1,264.0	733.7

Expenses:
Commissions	102.4	107.3	115.5
General insurance expenses	146.0	131.3	133.3
Insurance taxes, licenses, and fees, excluding Federal income taxes	25.3	22.6	29.0
Net transfer from separate accounts	(460.7)	(410.9)	(470.8)
Other expenses	78.2	131.6	63.9

Total expenses	(108.8)	(18.1)	(129.1)

Total benefits and expenses	1,070.3	1,245.9	604.6

Income (loss) before Federal income taxes and realized capital gains (losses), net	(114.6)	(225.3)	225.7
Federal income taxes	(52.3)	(37.6)	38.5

Income (loss) before realized capital gains (losses)	(62.3)	(187.7)	187.2
Realized capital gains (losses), net	(117.0)	5.6	(1.4)

Net income (loss)	$(179.3)	$(182.1)	$185.8

See accompanying notes to statutory financial statements.

F-5

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	Common stock
	Amount	Shares	Paid in surplus	Unassigned deficit	Total
Balances as of December 31, 2018	$25.6	25,651	$1,456.7	$(328.4)	$1,153.9
Net income	—	—	—	185.8	185.8
Change in net unrealized capital gains and losses	—	—	—	202.4	202.4
Change in net unrealized foreign exchange capital gains and losses	—	—	—	0.8	0.8
Change in net deferred income taxes	—	—	—	14.3	14.3
Change in nonadmitted assets	—	—	—	(44.5)	(44.5)
Change in asset valuation reserve	—	—	—	(37.6)	(37.6)
Change in surplus as a result of reinsurance	—	—	—	(113.0)	(113.0)
Special tax allocation agreement with Genworth	—	—	—	(7.8)	(7.8)
Prior period correction — ceded premiums on term conversion policies (see Note 1(w))	—	—	—	14.2	14.2

Balances as of December 31, 2019	25.6	25,651	1,456.7	(113.8)	1,368.5
Net loss	—	—	—	(182.1)	(182.1)
Change in net unrealized capital gains and losses	—	—	—	(35.3)	(35.3)
Change in net unrealized foreign exchange capital gains and losses	—	—	—	0.6	0.6
Change in net deferred income taxes	—	—	—	42.7	42.7
Change in nonadmitted assets	—	—	—	(75.6)	(75.6)
Change in liability for reinsurance in unauthorized companies	—	—	—	(0.5)	(0.5)
Change in reserve on account of change in valuation basis	—	—	—	(96.0)	(96.0)
Change in asset valuation reserve	—	—	—	3.2	3.2
Change in surplus as a result of reinsurance	—	—	—	(29.4)	(29.4)
Special tax allocation agreement with Genworth	—	—	—	(4.3)	(4.3)
Prior period correction — Investment in Jamestown (see Note 1(w))	—	—	—	29.0	29.0
Prior period correction — Jamestown ceded reserves coinsurance quota share, net of deferred tax of $7.7 (see Note 1(w))	—	—	—	(29.0)	(29.0)

Balances as of December 31, 2020	25.6	25,651	1,456.7	(490.5)	991.8
Net loss	—	—	—	(179.3)	(179.3)
Change in net unrealized capital gains and losses	—	—	—	308.7	308.7
Change in net unrealized foreign exchange capital gains and losses	—	—	—	(0.2)	(0.2)
Change in net deferred income taxes	—	—	—	62.8	62.8
Change in nonadmitted assets	—	—	—	(74.6)	(74.6)
Change in liability for reinsurance in unauthorized companies	—	—	—	0.5	0.5
Change in asset valuation reserve	—	—	—	(5.1)	(5.1)
Change in surplus as a result of reinsurance	—	—	—	(15.1)	(15.1)
Special tax allocation agreement with Genworth	—	—	—	(224.9)	(224.9)

Balances as of December 31, 2021	$25.6	25,651	$1,456.7	$(617.7)	$864.6

See accompanying notes to statutory financial statements.

F-6

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	2021	2020	2019
Cash flow from operations:
Premiums collected net of reinsurance	$(1,216.6)	$209.7	$318.0
Net investment income	621.4	645.3	645.8
Miscellaneous income	1,160.7	124.0	129.4

Total cash provided from revenues	565.5	979.0	1,093.2

Benefit and loss related payments	1,763.4	1,417.0	1,248.5
Net transfers from separate, segregated accounts, and protected cell accounts	(458.9)	(418.3)	(471.4)
Commissions, expenses paid, and aggregate write-ins for deductions	267.2	258.4	272.3
Federal income taxes paid (recovered), net of capital gains (losses)	6.5	(19.0)	(29.2)

Total cash applied to benefits and general and other expenses	1,578.2	1,238.1	1,020.2

Net cash provided by (applied to) operations	(1,012.7)	(259.1)	73.0

Cash flow from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	1,737.5	1,162.6	1,068.3
Stocks	104.9	37.1	30.8
Mortgage loans	265.0	193.9	146.2
Real estate	—	—	—
Other invested assets	1.6	0.7	13.4
Miscellaneous proceeds	68.4	21.2	23.4

Total investment proceeds	2,177.4	1,415.5	1,282.1

Cost of investments acquired:
Bonds	525.1	960.1	1,085.4
Stocks	19.6	11.8	46.7
Mortgage loans	300.8	98.9	91.4
Real estate	0.5	1.2	0.9
Other invested assets	—	—	0.5
Miscellaneous applications	110.9	27.1	56.1

Total investments acquired	956.9	1,099.1	1,281.0
Net decrease in contract loans and premium notes	(11.8)	(22.3)	(13.2)

Net cash provided by investments	1,232.3	338.7	14.3

Cash flow from financing and miscellaneous sources:
Cash provided (applied):
Net deposits on deposit-type contracts and other insurance liabilities	(247.1)	(63.8)	(195.7)
Other cash provided (applied)	(46.1)	(0.8)	29.1

Net cash applied to financing and miscellaneous sources	(293.2)	(64.6)	(166.6)

Net change in cash, cash equivalents and short-term investments	(73.6)	15.0	(79.3)
Cash, cash equivalents and short-term investments:
Beginning of year	242.9	227.9	307.2

End of year	$169.3	$242.9	$227.9

F-7

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow — Continued

Years ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	2021	2020	2019
Supplemental information:
Interest capitalization — net investment income	$(8.4)	$(10.4)	$(11.3)
Interest capitalization — bond purchases	(8.4)	(10.4)	(11.3)
Securities exchanged — bond proceeds	(108.9)	(150.4)	(198.1)
Securities exchanged — bond purchases	(104.4)	(150.4)	(198.1)
Securities exchanged — surplus note acquired	(4.5)	—	—
Tax sharing agreement transfer of taxes payable — taxes paid	(9.3)	(3.7)	(0.7)
Tax sharing agreement transfer of taxes payable — stock proceeds	(230.4)	(19.8)	(73.7)
Tax sharing agreement transfer of taxes payable — stock purchases	(14.8)	(19.2)	(65.2)
Tax sharing agreement transfer of taxes payable — special tax allocation agreement	(224.9)	4.3	7.8
Transfer of securities from affiliate as return of capital — stock proceeds	(82.5)	(182.1)	—
Transfer of securities from affiliate as return of capital — bond purchases	(81.8)	(179.8)	—
Transfer of securities from affiliate as return of capital — net investment income	(0.7)	(1.7)	—
Transfer of securities from affiliate as return of capital — other invested asset purchases	—	(0.6)	—
Transfer to surplus notes — bonds proceeds	(54.2)	—	—
Transfer from bonds — other invested assets purchases	(54.2)	—	—
Reinsurance treaties — investment income	(0.2)	—	—
Reinsurance treaties — commissions ceded	(391.1)	—	(1,196.2)
Reinsurance treaties — bond purchases	(18.8)	—	(82.9)
Reinsurance treaties — funds withheld adjustment	(371.2)	—	(470.6)
Reinsurance treaties — premiums	—	—	1,192.5
Reinsurance treaties — benefits	—	—	391.4

See accompanying notes to statutory financial statements.

F-8

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

(1)	Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

(a) Corporate Structure

Genworth Life and Annuity Insurance Company (the “Company” or “GLAIC”) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company (“GLIC”), which is wholly-owned by Genworth North America Corporation (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

The following are the Company’s direct subsidiaries with percentage of ownership listed as of December 31, 2021:

2021
Jamestown Life Insurance Company (“JLIC”)	100.0%
River Lake Insurance Company VI (“RLIC VI”)	100.0
River Lake Insurance Company VII (“RLIC VII”)	100.0
River Lake Insurance Company VIII (“RLIC VIII”)	100.0
River Lake Insurance Company X (“RLIC X”)	100.0
GNWLAAC Real Estate Holding, LLC (“GNWLAAC RE”)	100.0
Newco Properties, Inc. (“Newco”)	100.0
Assigned Settlement Inc. (“ASI”)	100.0
Genworth Life Insurance Company of New York (“GLICNY”)	34.5

As of December 31, 2021, GNWLAAC RE, ASI and JLIC were unaudited and fully nonadmitted. As a result of the recapture of the reinsurance agreement discussed in Note 8, RLIC VII and RLIC VIII were also unaudited and carried at zero as of December 31, 2021.

The Company’s direct subsidiaries previously included Rivermont Life Insurance Company I (“Rivermont”) and River Lake Insurance Company IX (“RLIC IX”). Rivermont was dissolved on March 12, 2020. RLIC IX was dissolved on April 9, 2020.

(b) Nature of Business

The Company’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits (“GMDBs”). Some of the Company’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits (“GMWBs”) and certain types of guaranteed annuitization benefits.

F-9

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

(c) COVID-19

The impact of the ongoing coronavirus pandemic is very difficult to predict. Its related outcomes and impact on the Company will depend on the length and severity of the pandemic, and the shape of the economic recovery, among other factors and uncertainties.

(d) Basis of Presentation

The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the “Virginia Bureau”). These prescribed statutory accounting practices (“SAP”) include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including Statements of Statutory Accounting Principles (“SSAP”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Virginia Bureau approved a permitted practice for the 2020 statutory financial statements of the Company whereby the Company was exempt from the requirements of principle-based reserves (“PBR”) as prescribed in the NAIC Valuation Manual-20: Requirements for Principle-Based Reserves for Life Products (“VM-20”). The permitted practice was limited to ordinary life insurance business issued on or after January 1, 2020, on revised contracts where existing policyholders exercised their contract options which were purchased prior to the enactment of PBR requirements. This permitted practice did not have an impact on the Company’s net loss or surplus in 2020 nor would the Company’s risk-based capital (“RBC”) have triggered a regulatory action without this permitted practice.

In 2021, the NAIC adopted revisions to the Valuation Manual to exempt such contracts from PBR requirements; therefore, this permitted practice was not needed in 2021.

In addition, certain of the Company’s subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b).

The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

(e) Differences Between SAP and U.S. GAAP

The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles (“U.S. GAAP”), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

•

Investments in bonds are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds are carried at fair value with changes recorded in accumulated other comprehensive income (loss) and net investment gains (losses), respectively.

F-10

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

•

The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses.

•

The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

•

Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss).

•

Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge (“non-qualifying derivatives”) are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives’ impact on operations is limited to payments and receipts of periodic coupons.

•

Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

•

Interest maintenance reserve (“IMR”) represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

•

Asset valuation reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

•

Certain assets, principally furniture, equipment, prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

•

Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

•

Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period.

•

Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance (“LTC”) are based on morbidity assumptions derived from the Company’s experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the

F-11

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits.

•

Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

•

Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

•

Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits.

•

Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss.

•

Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

•

Under SAP, Federal income taxes are provided for in the Company’s estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

•

The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations.

•	SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

(f) Recognition of Revenue and Related Expenses

Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

(g) Investments

Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in

F-12

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates.

Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated (“SCA”) insurance companies are carried at the Company’s proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

Effective January 1, 2021, investments in preferred stocks are carried at fair value. See Note 1(v). Prior to January 1, 2001, investments in preferred stocks were carried at cost, except where the NAIC designation was four or below and the fair value had fallen below amortized cost, in which case it was carried at fair value.

Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents.

The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments (“OTTI”). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security’s carrying value and its fair value.

For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

Investments in real estate are stated at depreciated cost. As of December 31, 2021 and 2020, the Company’s investment in real estate consisted of properties occupied by the Company of $12.9 and $13.1, respectively.

Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates.

Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

F-13

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer. GNWLAAC RE was nonadmitted as of December 31, 2021 and 2020.

Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management’s opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks, preferred stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

The Company may from time to time participate in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in short-term investments which are carried at amortized cost.

Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

(h) Fair Value Measurements

The Company may from time to time hold certain long-term bonds, common and preferred stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

•	Level 1 — Quoted prices for identical instruments in active markets.

F-14

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Instruments whose significant value drivers are unobservable.

Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1.

The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above.

F-15

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

(i) Investment Income Due and Accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2021 and 2020, the Company’s nonadmitted investment income due and accrued was zero.

(j) Nonadmitted Assets

Certain assets, principally furniture, equipment, agents’ debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

(k) Aggregate Reserves and Liability for Deposit-Type Contracts

Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

In 2019 and prior years, policy reserves on variable annuity contracts were calculated using the Commissioner’s Annuity Reserve Valuation Method for Variable Annuities (“VACARVM”), which included valuation interest assumptions that followed the Standard Valuation Law and varied by the contracts’ characteristics and their issue year. Effective January 1, 2020, VACARVM reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”). See Note 1(v) for a discussion of the impact resulting from this change.

Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

(l) Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

F-16

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

(m) Interest Maintenance Reserve

IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

(n) Asset Valuation Reserve

AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

(o) Federal Income Taxes

The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts.

(p) Reinsurance

Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

Policy and contract liabilities ceded have been reported as reductions to the related reserves.

(q) Guaranty Association Assessments

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

(r) Electronic Data Processing (“EDP”) Equipment and Software

EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2021 and 2020, EDP equipment and operating software and non-operating software totaled $3.4 and $5.4,

F-17

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

respectively. For the years ended December 31, 2021, 2020 and 2019, total depreciation expense for EDP equipment and operating software and non-operating software was $4.1, $4.0 and $4.1, respectively. Of these amounts, $0.6, $0.6 and $0.5 were related to EDP equipment and operating software as of December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and 2020, total accumulated depreciation totaled $110.4 and $108.3, respectively, inclusive of $0.2 related to EDP equipment and operating software.

(s) Derivative Instruments

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

The Company uses cross currency swaps, equity index options, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company’s annuity liabilities.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

(t) Experience Refunds

Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

(u) Going Concern

The Company’s management does not have any doubts about the Company’s ability to continue as a going concern within one year from the date the statutory financial statements were issued.

(v) Accounting Changes

In July 2020, the NAIC adopted revisions to SSAP No. 32R, Preferred Stock, and Issue Paper No. 164, Preferred Stock, which were effective January 1, 2021 and applied on a prospective basis. These revisions updated the definitions, measurement and impairment guidance for preferred stock pursuant to the investment classification project. These revisions impacted the Company’s current unaffiliated perpetual preferred stock investments but did not have a material effect on the Company’s financial statements.

F-18

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

In July 2020, the NAIC adopted revisions to SSAP No. 26R, Bonds, which were effective January 1, 2021 and applied on a prospective basis. These revisions apply similar reporting for gains or losses due to a tender offer as previously adopted for calls. The difference between consideration and par is recognized as net investment income, while any difference between book value and par is recognized as realized gain or loss. These revisions did not have a material effect on the Company’s financial statements.

In 2019, the NAIC approved revisions to PBR and capital for variable annuity products effective January 1, 2020. The NAIC implemented the framework through revisions to VM-21, Actuarial Guideline XLIII and the Life Risk-Based Capital Instructions. As a result of these revisions, the Company recorded additional reserves above prior regulation of $96.0 for its variable annuity products as of January 1, 2020, with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis.

In November 2018, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, SSAP No. 52, Deposit-Type Contracts, and SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which were effective on December 31, 2019 and applied on a prospective basis. The revisions added product level granularity to the existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics, and added similar disclosures to life products. These revisions did not have an impact on the Company’s financial statements; however, revised or new disclosures were included in Note 3.

(w) Correction of Error

During 2020, the Company recorded a prior period correction related to the quota share percentage used to value reserves for term life conversion policies ceded to its subsidiary, JLIC. To record this correction, the Company increased life reserves and net deferred tax assets by $36.7 and $7.7, respectively, with an offsetting decrease of $29.0 to unassigned surplus. In addition, the Company recorded an increase of $29.0 in its investment in JLIC, with an offsetting increase of $29.0 to unassigned surplus. These corrections did not have a net impact on the Company’s surplus and were recorded in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors.

During 2019, the Company recorded a prior period correction related to ceded reinsurance premiums on term conversion policies. To record this correction, the Company increased amounts recoverable from reinsurers and funds held by $18.0 and decreased net deferred tax assets by $3.8 with an offsetting increase of $14.2 to unassigned surplus, in accordance with SSAP No. 3.

F-19

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

(2)	Investments

(a) Bonds and Preferred and Common Stocks

As of December 31, 2021 and 2020, the carrying value, gross unrealized gains and losses, and fair value of the Company’s bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

	2021
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
Bonds:
U.S. government and U.S. government agencies	$499.4	$181.8	$—	$—	$—	$681.2
All other governments	142.8	20.5	—	(0.7)	—	162.6
States, territories, and possessions	118.2	26.5	—	—	—	144.7
Special revenue and special assessment obligations	407.7	80.8	—	(0.1)	—	488.4
Industrial and miscellaneous	7,713.4	1,243.0	—	(17.7)	—	8,938.7
Residential mortgage-backed	447.8	38.7	—	(0.5)	—	486.0
Commercial mortgage-backed	690.8	40.6	—	(0.4)	—	731.0
Other asset-backed and structured securities	267.4	6.0	—	(0.2)	—	273.2
Hybrids	59.3	2.5	8.5	—	—	70.3

Total bonds	10,346.8	1,640.4	8.5	(19.6)	—	11,976.1
Preferred and common stocks — nonaffiliates	63.8	—	—	—	—	63.8

Total bonds and preferred and common stocks	$10,410.6	$1,640.4	$8.5	$(19.6)	$—	$12,039.9

	2020
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
Bonds:
U.S. government and U.S. government agencies	$513.0	$241.8	$—	$—	$—	$754.8
All other governments	149.2	29.3	—	(0.4)	—	178.1
States, territories, and possessions	141.4	39.0	—	—	—	180.4
Special revenue and special assessment obligations	423.5	94.0	—	—	—	517.5
Industrial and miscellaneous	8,045.7	1,582.3	—	(7.6)	—	9,620.4
Residential mortgage-backed	614.3	72.8	0.6	—	—	687.7
Commercial mortgage-backed	803.7	61.5	—	(2.0)	—	863.2
Other asset-backed and structured securities	701.8	11.1	—	(1.1)	—	711.8
Hybrids	64.4	12.5	—	—	—	76.9

Total bonds	11,457.0	2,144.3	0.6	(11.1)	—	13,590.8
Preferred and common stocks — nonaffiliates	53.4	1.4	1.0	(0.1)	—	55.7

Total bonds and preferred and common stocks	$11,510.4	$2,145.7	$1.6	$(11.2)	$—	$13,646.5

Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the

F-20

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no unrealized losses on bonds where carrying value equaled fair value as of December 31, 2021 and 2020.

As of December 31, 2021, the scheduled contractual maturity distribution of the bond portfolio was as follows:

	2021
	Carrying value	Fair value
Due in one year or less	$285.1	$289.9
Due after one year through five years	1,387.6	1,486.2
Due after five years through ten years	1,533.6	1,701.5
Due after ten years	5,734.5	7,008.3

Subtotals	8,940.8	10,485.9
Residential mortgage-backed	447.8	486.0
Commercial mortgage-backed	690.8	731.0
Other asset-backed structured securities	267.4	273.2

Totals	$10,346.8	$11,976.1

Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2021 and 2020.

As of December 31, 2021 and 2020, approximately 74.5% and 70.2%, respectively, of the Company’s long-term bond portfolio was composed of security issues in the industrial and miscellaneous category, the vast majority of which are rated investment grade and are senior secured bonds. The Company’s portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

As of December 31, 2021 and 2020, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus, except for its investment in JLIC of $99.7 as of December 31, 2020.

The credit quality mix of the bond portfolio as of December 31, 2021 and 2020 was as follows. The quality ratings represent NAIC designations.

	2021		2020
	Carrying value	Percent	Carrying value	Percent
Class 1 — highest quality	$5,120.9	49.5%	$5,883.2	51.3%
Class 2 — high quality	4,744.7	45.8	4,970.3	43.4
Class 3 — medium quality	462.6	4.5	591.3	5.2
Class 4 — low quality	18.4	0.2	12.0	0.1
Class 5 — lower quality	—	—	—	—
Class 6 — in or near default	0.2	—	0.2	—

Totals	$10,346.8	100.0%	$11,457.0	100.0%

F-21

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor’s Financial Services LLC or Moody’s Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

There were no bonds in default as of December 31, 2021 and 2020.

(b) Common Stocks of Affiliates

The Company’s investment in common stocks of affiliates as of December 31, 2021 and 2020 included its proportionate ownership percentage as disclosed in Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company’s insurance company subsidiaries as of and for the years ended December 31, 2021, 2020 and 2019:

	GLICNY	JLIC[1,2]	Rivermont	RLIC VI3	RLIC VII[3]	RLIC VIII[3]	RLIC IX	RLIC X3
2021
Total admitted assets	$7,569.5	$5.2	$—	$2,319.5	$0.3	$0.3	$—	$959.7
Total liabilities	7,345.3	2.9	—	2,253.9	—	—	—	928.4
Total capital and surplus	224.2	2.3	—	65.6	0.3	0.3	—	31.3
Net income (loss)	7.5	8.7	—	(814.1)	3.8	(13.4)	—	(527.1)

2020
Total admitted assets	$7,656.4	$135.6	$—	$1,369.2	$120.5	$341.6	$—	$302.5
Total liabilities	7,436.9	35.9	—	1,334.2	103.1	305.5	—	285.1
Total capital and surplus	219.5	99.7	—	35.0	17.4	36.1	—	17.4
Net income (loss)	(50.2)	(0.8)	—	1.6	6.6	3.2	—	(2.6)

2019
Total admitted assets	$7,604.8	$131.2	$514.6	$1,376.7	$143.4	$341.0	$0.3	$275.6
Total liabilities	7,288.1	67.4	0.7	1,313.8	129.9	306.1	—	255.2
Total capital and surplus	316.7	63.8	513.9	62.9	13.5	34.9	0.3	20.4
Net income (loss)	82.0	2.7	386.0	(347.1)	6.0	5.4	(9.3)	(5.2)

[1]	During 2020, the Company recorded a prior period correction which increased its investment in JLIC by $29.0. See Note 1(w).
[2]	As of December 31, 2021, the Company carried its investment in the subsidiary at zero.
[3]	As of December 31, 2021 and 2020, the Company carried its investment in the subsidiary at zero.

As of December 31, 2021 and 2020, the Company’s investment in GLICNY was $77.4 and $75.7, respectively.

During 2021, the Company recaptured all of the term and universal life insurance business previously ceded to JLIC and JLIC withdrew its insurance license to transact business in the Commonwealth of Virginia. See Note 8 for additional information. As of December 31, 2021, the Company fully nonadmitted its investment in JLIC. As of December 31, 2020, the Company’s investment in JLIC was $99.7.

During 2020 and 2019, RLIC VII and RLIC VIII had a permitted practice from the Vermont Department of Financial Regulation (the “Vermont Department”) to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. The difference between reserves under NAIC SAP and the permitted practice reserves held by

F-22

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

these companies flowed through special surplus funds, rather than through the unassigned deficit. During 2021, the Company recaptured all of the term life insurance business previously ceded to RL VII and RL VIII. See Note 8 for additional information.

On January 1, 2018, RLIC IX and RLIC X were granted the same permitted practice as RLIC VII and RLIC VIII. In addition, effective December 1, 2019, the Company recaptured all of the term life insurance business from RLIC IX. See Note 8. RLIC IX was dissolved effective April 9, 2020. Effective December 1, 2021, RLIC X withdrew this permitted practice and was granted a permitted practice from the Vermont Department to record an excess of loss (“XOL”) reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) as a gross admitted asset and as paid in surplus.

Effective June 1, 2018, RLIC VI had a permitted practice (the “Old RLIC VI Term Life Permitted Practice”) from the Delaware Department of Insurance (the “Delaware Department”) to carry its term life reserves on a U.S. GAAP basis. The difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI flowed through special surplus funds, rather than through the unassigned deficit. RLIC VI also requested and was subsequently granted effective December 1, 2019, an extension of the Delaware Department’s previous approval of the RLIC VI Term Life Permitted Practice to include additional term life insurance policies assumed from the Company in 2019.

Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the “RLIC VI XOL Treaty”) with Canada Life Assurance Company (“Canada Life”), operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice from the Delaware Department pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus. Effective December 1, 2021, RLIC VI withdrew the Old RLIC VI Term Life Permitted Practice and was granted a new permitted practice whereby RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the term life insurance contracts as a gross admitted asset and as paid in surplus.

The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2021 and 2020, the Company’s investment in Newco was $44.5 and $42.8, respectively, of which $0.8 and $1.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97 and will be fully amortized in 2022. The amount amortized for the years ended December 31, 2021, 2020 and 2019 was $1.0 in each year.

As of December 31, 2021 and 2020, GNWLAAC RE was unaudited and nonadmitted.

(c) Mortgage Loans

As of December 31, 2021 and 2020, the Company’s mortgage loan portfolio consisted of 390 and 393, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2021 were 4.80% and 3.30%, respectively. All of the mortgage loans were current as of December 31, 2021 and 2020.

The Company’s mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

F-23

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2021 and 2020:

	2021		2020
Property type	Carrying value	Percent of total	Carrying value	Percent of total
Retail	$671.8	38.3%	$602.6	35.1%
Office	441.1	25.2	411.0	23.9
Industrial	422.0	24.1	506.1	29.5
Mixed use	89.5	5.1	80.9	4.7
Apartments	84.0	4.8	75.6	4.4
Other	44.7	2.5	41.1	2.4

Total principal balance	$1,753.1	100.0%	$1,717.3	100.0%

	2021		2020
Geographic region	Carrying value	Percent of total	Carrying value	Percent of total
South Atlantic	$493.1	28.1%	$435.3	25.3%
Pacific	341.1	19.5	408.7	23.8
Middle Atlantic	168.6	9.6	193.6	11.3
Mountain	166.4	9.5	134.0	7.8
West North Central	163.4	9.3	169.3	9.9
East North Central	155.3	8.9	141.2	8.2
West South Central	115.6	6.6	99.9	5.8
East South Central	94.3	5.4	73.4	4.3
New England	55.3	3.1	61.9	3.6

Total principal balance	$1,753.1	100.0%	$1,717.3	100.0%

Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2021 and 2020. The Company had no impaired loans as of December 31, 2021 and 2020.

The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2021 and 2020:

	2021			2020
	Commercial			Commercial
	Insured	All Other	Total	Insured	All Other	Total
Recorded investment (All)
Current (less than 30 days past due)	$—	$1,753.1	$1,753.1	$—	$1,717.3	$1,717.3
Interest reduced
Recorded investment	$—	$1.9	$1.9	$—	$2.5	$2.5
Number of loans	—	1	1	—	1	1
Percent reduced	—%	1.5%	1.5%	—%	2.0%	2.0%
Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$—	$—	$—	$—	$—

F-24

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

As of December 31, 2021 and 2020, the Company held no farm, mezzanine or residential mortgage loans.

During the years ended December 31, 2021 and 2020, the Company did not have any modifications or extensions that were considered troubled debt restructurings.

In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in the Company’s expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2021, 2020 and 2019, the Company originated $7.4, zero and $20.4, respectively, in mortgage loans secured by real estate in California. As of December 31, 2021 and 2020, the Company held $210.5 and $264.3, respectively, of mortgages secured by real estate in California, which was 12.0% and 15.4%, respectively, of its total mortgage portfolio.

The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2021 and 2020:

	2021 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$224.3	$159.5	$288.0	$—	$—	$671.8
Office	115.0	119.7	206.4	—	—	441.1
Industrial	241.8	82.2	98.0	—	—	422.0
Mixed use	33.0	15.9	40.6	—	—	89.5
Apartments	41.1	9.0	33.9	—	—	84.0
Other	11.8	25.9	7.0	—	—	44.7

Total	$667.0	$412.2	$673.9	$—	$—	$1,753.1

Percent of total	38.1%	23.5%	38.4%	—%	—%	100.0%

Weighted-average debt service coverage ratio(2)	2.3	1.8	1.7	—	—	1.9

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

F-25

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	2020 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$242.4	$173.0	$180.6	$6.6	$—	$602.6
Industrial	278.2	142.5	85.4	—	—	506.1
Office	123.3	178.7	106.6	2.4	—	411.0
Mixed use	24.3	16.6	40.0	—	—	80.9
Apartments	42.6	14.8	18.2	—	—	75.6
Other	8.3	4.0	28.8	—	—	41.1

Total	$719.1	$529.6	$459.6	$9.0	$—	$1,717.3

Percent of total	41.9%	30.8%	26.8%	0.5%	—%	100.0%

Weighted-average debt service coverage ratio(2)	2.3	1.8	1.6	1.5	—	2.0

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2021 and 2020:

	2021 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$28.9	$27.4	$79.9	$380.6	$155.0	$671.8
Office	18.7	24.2	74.0	213.4	110.8	441.1
Industrial	0.9	4.5	26.9	180.9	208.8	422.0
Mixed use	14.4	3.1	5.3	26.2	40.5	89.5
Apartments	—	—	41.7	25.2	17.1	84.0
Other	—	25.9	—	15.1	3.7	44.7

Total	$62.9	$85.1	$227.8	$841.4	$535.9	$1,753.1

Percent of total	3.6%	4.9%	13.0%	48.0%	30.6%	100.0%

Weighted-average loan-to-value(2)	61.3%	55.8%	59.0%	60.2%	41.7%	54.2%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

F-26

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	2020 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$6.6	$34.5	$117.4	$244.2	$199.9	$602.6
Industrial	2.3	8.8	49.7	200.5	244.8	506.1
Office	8.4	17.8	17.3	242.2	125.3	411.0
Mixed use	0.9	—	9.2	35.9	34.9	80.9
Apartments	0.9	—	31.6	23.5	19.6	75.6
Other	10.9	15.6	—	10.8	3.8	41.1

Total	$30.0	$76.7	$225.2	$757.1	$628.3	$1,717.3

Percent of total	1.7%	4.5%	13.1%	44.1%	36.6%	100.0%

Weighted-average loan-to-value(2)	51.7%	58.7%	58.8%	56.8%	42.6%	51.9%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

As of December 31, 2021 and 2020, the Company did not have any floating rate mortgage loans.

Low Income Housing Tax Credit

The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2021:

Fund name	Remaining years	Required holding period
Alliant EWA Villages II Hawaii, LLC	3	15
Centerline Georgia Investor VII, LLC	1	15

The low income housing tax credit (“LIHTC”) and other tax benefits recognized during the years ending December 31, 2021, 2020 and 2019 were as follows:

Fund name	State	2021	2020	2019
Alliant EWA Villages II Hawaii, LLC	Hawaii	$0.2	$0.2	$0.2

Total		$0.2	$0.2	$0.2

The balance of the investment recognized was as follows:

Fund name	2021	2020
Alliant EWA Villages II Hawaii, LLC	$0.2	$0.3

As of December 31, 2021, there were no LIHTC properties currently subject to any regulatory reviews.

As of December 31, 2021, the Company’s investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets.

F-27

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The fair value of the below listed limited partnership funds declined during the years ended December 31, 2021, 2020 and 2019 as follows:

	Amount of impairment
Description	2021	2020	2019
Carlyle Realty Partners, Fund V	$2.0	$—	$—
Macquarie Infrastructures Partners A and B	—	—	2.0

The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses.

(d) Derivative Instruments

The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company’s annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc (“ISDA”) Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

Counterparty Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company’s maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

The current credit exposure of the Company’s derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2021, the counterparties to all of the Company’s derivatives had a minimum credit rating of A. As of December 31, 2021 and 2020, the Company held derivative counterparty collateral with fair value of $24.1 and $41.1, respectively.

F-28

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2021 and 2020:

	2021			2020
Derivative type	Carrying value	Fair value	Notional value	Carrying value	Fair value	Notional value
Financial futures	$—	$—	$818.0	$—	$—	$950.1
Cross currency swaps	(0.6)	1.0	19.7	(0.8)	0.3	19.7
Equity index options	41.9	41.9	1,445.5	62.7	62.7	2,000.8

Totals	$41.3	$42.9	$2,283.2	$61.9	$63.0	$2,970.6

The financial futures, cross currency swaps, and equity index options in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2021, 2020 and 2019.

The Company recorded no unrealized gains or losses as of December 31, 2021 and 2020 resulting from derivatives that no longer qualify for hedge accounting.

For derivatives accounted for as cash flow hedges of a forecasted transaction:

1) As of December 31, 2021, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 12 years; and

2) For the years ended December 31, 2021, 2020, and 2019, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date.

The futures margin account recorded as part of derivative assets was $2.7 and $0.8 as of December 31, 2021 and 2020, respectively.

The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

Certain of the Company’s master swap agreements contain a provision that allows the counterparty to terminate derivative transactions if the RBC ratio of the Company goes below a certain threshold. As of December 31, 2021, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements; therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions.

F-29

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

(e) Net Investment Income

For the years ended December 31, 2021, 2020 and 2019, the sources of net investment income of the Company were as follows:

	2021	2020	2019
Bonds	$506.7	$551.5	$540.5
Preferred and common stocks	2.5	3.1	4.2
Mortgage loans	101.6	85.2	88.2
Contract loans	24.0	34.4	32.7
Cash, cash equivalents and short-term investments	0.1	2.7	7.9
Real estate	3.6	3.6	3.6
Other invested assets	10.1	5.8	10.3
Derivative instruments	0.3	0.3	0.3
Other	0.1	0.1	0.4

Gross investment income	649.0	686.7	688.1
Investment and interest expenses	(18.5)	(18.0)	(17.9)

Net investment income	$630.5	$668.7	$670.2

The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2021, 2020 and 2019 were as follows:

	2021		2020		2019
	General account	Separate account	General account	Separate account	General account	Separate account
(1) Number of CUSIPS	40	—	32	—	31	—
(2) Aggregate amount of investment income	$11.0	$—	$16.2	$—	$6.2	$—

For the years ended December 31, 2021, 2020 and 2019, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

	2021	2020	2019
Proceeds from sales, maturities or other redemptions of bonds	$1,737.5	$1,162.6	$1,068.3

Gross realized capital:
Gains on sales	$118.9	$307.7	$162.0
Losses on sales	(181.5)	(291.1)	(151.7)

Net realized gains (losses) on sales	(62.6)	16.6	10.3
Impairment losses	(2.0)	(2.2)	(2.0)

Subtotal	(64.6)	14.4	8.3
Federal income tax provision	(20.5)	(5.2)	(5.7)
Transfers to IMR, net of tax	(31.9)	(3.6)	(4.0)

Realized capital gains (losses), net	$(117.0)	$5.6	$(1.4)

F-30

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

(f) Impairment of Investment Securities

The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management’s best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

•	The Company intends to sell a security; or

•	The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

As of December 31, 2021, the Company had no loan-backed securities which recognized OTTI.

As of December 31, 2021, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

F-31

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2021:

	2021
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. governments and U.S. government agencies	$5.5	$—	1	$—	$—	—
All other governments	8.2	(0.5)	2	2.8	(0.2)	1
States, territories and possessions	1.0	—	1	—	—	—
Special revenue and special assessment obligations	11.8	(0.1)	4	—	—	—
Industrial and miscellaneous	344.8	(11.7)	71	57.6	(6.0)	11
Residential mortgage-backed	26.1	(0.5)	9	0.4	—	1
Commercial mortgage-backed	35.0	(0.3)	7	4.9	(0.1)	1
Other asset-backed and structured securities	24.1	(0.2)	8	7.4	—	2

Total fixed maturity securities	456.5	(13.3)	103	73.1	(6.3)	16

Total equity securities	—	—	—	—	—	—

Total temporarily impaired securities	$456.5	$(13.3)	103	$73.1	$(6.3)	16

% below cost — fixed maturity securities:
<20% below cost	$456.5	$(13.3)	103	$69.2	$(4.2)	15
20-50% below cost	—	—	—	3.9	(2.1)	1
>50% below cost	—	—	—	—	—	—

Total fixed maturity securities	456.5	(13.3)	103	73.1	(6.3)	16

% below cost — equity securities:
<20% below cost	—	—	—	—	—	—
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	—	—	—	—	—	—
Total temporarily impaired securities	$456.5	$(13.3)	103	$73.1	$(6.3)	16

Investment grade — fixed maturity securities	$393.6	$(11.7)	91	$64.0	$(4.0)	13
Below investment grade — fixed maturity securities	62.9	(1.6)	12	9.1	(2.3)	3
Investment grade — equity securities	—	—	—	—	—	—
Below investment grade — equity securities	—	—	—	—	—	—

Total temporarily impaired securities	$456.5	$(13.3)	103	$73.1	$(6.3)	16

For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost.

F-32

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2020:

	2020
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
Fixed maturity securities:
All other governments	$17.6	$(0.4)	3	$—	$—	—
Industrial and miscellaneous	140.0	(7.3)	27	4.0	(0.3)	2
Residential mortgage-backed	0.5	—	2	—	—	—
Commercial mortgage-backed	70.7	(2.0)	12	—	—	—
Other asset-backed and structured securities	54.9	(0.8)	14	40.1	(0.3)	10

Total fixed maturity securities	283.7	(10.5)	58	44.1	(0.6)	12

Total equity securities	6.7	(0.1)	1	—	—	—

Total temporarily impaired securities	$290.4	$(10.6)	59	$44.1	$(0.6)	12

% below cost — fixed maturity securities:
<20% below cost	$277.9	$(7.4)	56	$44.1	$(0.6)	12
20-50% below cost	5.8	(3.1)	2	—	—	—
>50% below cost	—	—	—	—	—	—

Total fixed maturity securities	283.7	(10.5)	58	44.1	(0.6)	12

% below cost — equity securities:
<20% below cost	6.7	(0.1)	1	—	—	—
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	6.7	(0.1)	1	—	—	—
Total temporarily impaired securities	$290.4	$(10.6)	59	$44.1	$(0.6)	12

Investment grade — fixed maturity securities	$247.7	$(5.5)	47	$42.2	$(0.5)	11
Below investment grade — fixed maturity securities	36.0	(5.0)	11	1.9	(0.1)	1
Investment grade — equity securities	6.7	(0.1)	1	—	—	—
Below investment grade — equity securities	—	—	—	—	—	—

Total temporarily impaired securities	$290.4	$(10.6)	59	$44.1	$(0.6)	12

(g) Sub-prime Mortgage Related Risk

Fair Isaac Company (“FICO”) developed the FICO credit-scoring model to calculate a score based upon a borrower’s credit history. FICO credit scores are used as one indicator of a borrower’s credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a “prime” loan and a score below 620 generally viewed as a “sub-prime” loan. “A minus” loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

F-33

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

As of December 31, 2021, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

The Company did not have any direct exposure in other investments with underlying sub-prime or Alt-A related risk as of December 31, 2021.

The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2021.

(h) Securities Lending

Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company’s separate accounts.

As of December 31, 2021, there were no loaned securities or collateral held. As of December 31, 2020, the fair value of loaned securities was $25.4 and the fair value of the collateral held was $26.0.

(i) Assets Pledged as Collateral

As of December 31, 2021 and 2020, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements.

The Company did not have any open securities lending transactions as of December 31, 2021.

The following table provides information on collateral received under securities lending agreements as of December 31, 2020:

Amortized cost
Aggregate amount cash collateral received	2020
Open	$—
30 days or less	26.0
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—
Subtotal	26.0

Securities received	—

Total collateral received	$26.0

The aggregate fair value of all securities acquired from the sale, trade or use of the accepted collateral (reinvested collateral)	$26.0

F-34

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2020:

2020
Securities lending	Amortized cost	Fair value
Open	$—	$—
30 days or less	26.0	26.0
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
Greater than 365 days	—	—

Subtotal	26.0	26.0
Securities received	—	—

Total collateral reinvested	$26.0	$26.0

The Company’s sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions.

(j) Restricted Assets

The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2021 and 2020:

	Gross (admitted and nonadmitted) restricted						Percentage
	2021
Restricted asset category	Total general account	Total separate account restricted assets	Total	Total from 2020	Increase/ (decrease)	Total 2021 admitted restricted	Gross (admitted and nonadmitted) restricted to total assets	Admitted restricted to total admitted assets
Collateral held under securities lending agreements	$—	$—	$—	$26.0	$(26.0)	$—	—%	—%
Federal Home Loan Bank (“FHLB”) capital stock	16.2	—	16.2	26.5	(10.3)	16.2	0.1	0.1
On deposit with states	7.7	—	7.7	7.7	—	7.7	—	—
Pledged as collateral:
Derivatives	71.4	—	71.4	83.5	(12.1)	71.4	0.4	0.4
Reinsurance trust	1,176.8	—	1,176.8	1,101.7	75.1	1,176.8	5.8	5.9
FHLB agreements	410.2	—	410.2	438.8	(28.6)	410.2	2.0	2.1

Total restricted assets	$1,682.3	$—	$1,682.3	$1,684.2	$(1.9)	$1,682.3	8.3%	8.5%

There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2021 and 2020.

F-35

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

As of December 31, 2021 and 2020, the Company held no other restricted assets.

There was no collateral received and reflected as assets within the Company’s financial statements as of December 31, 2021.

Collateral received and reflected as assets within the reporting entity’s financial statements as of December 31, 2020:

2020
Description	BACV	Fair value	% of BACV to total assets (admitted and nonadmitted)*	% of BACV to total admitted assets
a. Cash, cash equivalents and short-term investments	$—	$—	—%	—%
b. Schedule D, Part 1	—	—	—	—
c. Schedule D, Part 2, Section 1	—	—	—	—
d. Schedule D, Part 2, Section 2	—	—	—	—
e. Schedule B	—	—	—	—
f. Schedule A	—	—	—	—
g. Schedule BA, Part 1	—	—	—	—
h. Schedule DL, Part 1	23.3	25.4	0.1	0.2
i. Other	—	—	—	—

j. Total collateral assets (a+b+c+d+e+f+g+h+i)	$23.3	$25.4	0.1%	0.2%

2020
Description	Amount	% of liability to total liabilities
k. Recognized obligation to return collateral asset	$26.0	0.2%

(k) Working Capital Finance Investments

As of December 31, 2021 and 2020, the Company had no working capital finance investments.

(l) Offsetting and Netting of Assets and Liabilities

The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2021 and 2020.

(m) 5GI Securities

The table below presents 5GI securities held as of December 31, 2021 and 2020:

	Number of 5GI Securities		Aggregate BACV		Aggregate fair value
Investments	2021	2020	2021	2020	2021	2020
(1) Bonds - AC	$—	—	$—	$—	$—	$—
(2) Loan-backed & Structured Securities - AC	—	—	—	—	—	—
(3) Preferred Stock - AC	—	—	—	—	—	—
(4) Preferred Stock - FV	1	1	0.5	0.5	0.5	0.5

(5) Total (1+2+3+4)	1	1	$0.5	$0.5	$0.5	$0.5

AC - Amortized cost                        FV - Fair value

F-36

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

(n) Short Sales

The Company did not have any short sale transactions during the years ended December 31, 2021, 2020 and 2019.

(3)	Aggregate Reserves

As of December 31, 2021 and 2020, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the Company:

	2021		2020
Line of business	Amount	Interest rates	Amount	Interest rates
Individual life:
Traditional	$526.0	4.2%	$560.1	4.2%
Universal	5,275.4	4.3%	5,223.0	4.4%
Supplementary contracts with life contingencies	107.2	3.5%	98.0	3.9%

Total individual life	5,908.6		5,881.1
Group life	16.1	4.5%	17.5	4.5%

Total life	5,924.7		5,898.6
Annuities:
Individual annuities:
Immediate	1,041.0	5.9%	1,125.5	5.9%
Deferred	1,592.9	4.2%	2,164.8	4.1%
Variable	60.3	3.5%	64.4	3.0%

Total individual annuities	2,694.2		3,354.7
Group annuities:
Other group annuities	31.5	6.4%	35.5	6.4%

Total annuities	2,725.7		3,390.2
Accidental death benefits	0.5	3.0%	0.6	3.0%
Disability:
Active lives	9.3	4.3%	10.2	4.3%
Disabled lives	75.3	3.5%	75.3	3.4%

Total disability	84.6		85.5

Other reserves	1,797.8	4.0%	1,780.5	4.1%
Accident and health:
Individual	0.6	3.5%	0.8	3.5%

Total accident and health	0.6		0.8

Total life, annuities, and accident and health aggregate reserves	10,533.9		11,156.2
Deposit-type funds:
Supplementary contracts without life contingencies	378.1	2.6%	390.4	2.6%
Other deposit-type funds	229.7	2.3%	365.6	2.5%

Total deposit-type funds	607.8		756.0

Total aggregate reserves and deposit-type funds	$11,141.7		$11,912.2

F-37

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic, a-2012, or a-2000 mortality tables.

As of December 31, 2021 and 2020, the Company had $1,186.9 and $957.0, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to Actuarial Guideline XXXVIII (“AG38”) section 8.D.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.7 and $0.6, respectively, in reserves for surrender values in excess of reserves otherwise required as of December 31, 2021 and 2020.

Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest–sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve.

The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

As of December 31, 2021 and 2020, the Company had $24,371.1 and $27,243.4, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $223.4 and $236.2 as of December 31, 2021 and 2020, respectively, and are reported in aggregate reserves — life and annuity contracts.

The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions.

Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract.

F-38

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

As of December 31, 2021, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

	2021
	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
A. Individual annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$1,286.6	$10.1	$—	$1,296.7	10.0%
b. At book value less current surrender charge of 5% or more	23.9	—	—	23.9	0.2
c. At fair value	—	—	5,267.4	5,267.4	40.4

d. Total with market value adjustment or at fair value (total of a-c)	1,310.5	10.1	5,267.4	6,588.0	50.6
e. At book value without adjustment (minimal or no charge or adjustment)	796.4	—	—	796.4	6.1
(2) Not subject to discretionary withdrawal	5,614.5	—	20.9	5,635.4	43.3

(3) Total (gross: direct + assumed)	7,721.4	10.1	5,288.3	13,019.8	100.0%

(4) Reinsurance ceded	4,920.0	—	—	4,920.0

(5) Total net (3) - (4)	$2,801.4	$10.1	$5,288.3	$8,099.8

(6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:	$13.0	$—	$—	$13.0

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
B. Group annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	42.5	42.5	57.5

d. Total with market value adjustment or at fair value (total of a-c)	—	—	42.5	42.5	57.5
e. At book value without adjustment (minimal or no charge or adjustment)	0.9	—	—	0.9	1.2
(2) Not subject to discretionary withdrawal	30.6	—	—	30.6	41.3

(3) Total (gross: direct + assumed)	31.5	—	42.5	74.0	100.0%

(4) Reinsurance ceded	—	—	—	—

(5) Total net (3) - (4)	$31.5	$—	$42.5	$74.0

(6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

F-39

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
C. Deposit-type contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—

d. Total with market value adjustment or at fair value (total of a-c)	—	—	—	—	—
e. At book value without adjustment (minimal or no charge or adjustment)	328.2	—	—	328.2	29.5
(2) Not subject to discretionary withdrawal	786.1	—	—	786.1	70.5

(3) Total (gross: direct + assumed)	1,114.3	—	—	1,114.3	100.0%

(4) Reinsurance ceded	506.5	—	—	506.5

(5) Total net (3) – (4)	$607.8	$—	$—	$607.8

(6) Amount included in C(1)b above that will move to C(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

As of December 31, 2021, withdrawal characteristics of life actuarial reserves were as follows:

	Account value	Cash value	Reserve
A. General account
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$149.3	$218.8
b. Universal life	1,641.1	1,622.9	1,943.0
c. Universal life with secondary guarantees	2,487.3	2,325.9	6,025.6
d. Indexed universal life	40.7	31.7	38.1
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	11.4	11.4	11.8
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	7,500.5
b. Accidental death benefits	XXX	XXX	0.5
c. Disability — active lives	XXX	XXX	11.4
d. Disability — disabled lives	XXX	XXX	78.0
e. Miscellaneous reserves	XXX	XXX	1,436.9

(3) Total (gross: direct + assumed)	4,180.5	4,141.2	17,264.6

(4) Reinsurance ceded	1,141.4	1,022.5	9,957.9

(5) Total (net) (3) – (4)	$3,039.1	$3,118.7	$7,306.7

F-40

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	Account value	Cash value	Reserve
B. Separate account with guarantees
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	312.2	312.2	313.4
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	312.2	312.2	313.4
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$312.2	$312.2	$313.4

	Account value	Cash value	Reserve
C. Separate account nonguaranteed
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	—	—	—
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$—	$—	$—

F-41

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2021 and 2020 were as follows:

	2021		2020
	Gross	Net of loading	Gross	Net of loading
Industrial	$0.2	$0.2	$0.2	$0.2
Ordinary renewal	154.6	360.6	160.0	399.5
Group life	0.4	1.4	—	—

Total	$155.2	$362.2	$160.2	$399.7

The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2021 and 2020.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

The Company’s variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant’s death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company’s separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2021 and 2020, the Company had reserves related to these guaranteed benefits of $393.7 and $592.6, respectively.

The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2021 and 2020:

	2021	2020
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value	$2,333.8	$2,386.8
Net amount at risk	$1.3	$1.7
Average attained age of contract holders	77	76
Enhanced death benefits (step-up, roll-up, payment protection) account value	$1,192.7	$1,210.9
Net amount at risk	$93.8	$104.8
Average attained age of contract holders	76	76

Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits	$1,632.8	$1,724.1
Guaranteed annuitization benefits	$976.9	$973.0

The contracts underlying the GMWB and guaranteed annuitization benefits are considered “in the money” if the contract holder’s benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2021 and 2020, the Company’s exposure related to GMWB and guaranteed annuitization benefits contracts that were considered “in the money” was $548.8 and $608.5, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

F-42

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

(4)	Liability for Policy and Contract Claims

Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.4, $0.5 and $0.6 as of December 31, 2021, 2020 and 2019, respectively, is summarized as follows:

	2021	2020	2019
Balance as of January 1	$35.2	$41.0	$42.9
Less reinsurance reserve credit and recoverable	34.7	40.4	42.3

Net balance as of January 1	0.5	0.6	0.6

Incurred related to:
Current year	—	—	0.1
Prior years	0.1	0.1	0.1

Total incurred	0.1	0.1	0.2

Paid related to:
Current year	—	—	—
Prior years	0.2	0.2	0.2

Total paid	0.2	0.2	0.2

Net balance as of December 31	0.4	0.5	0.6
Plus reinsurance reserve credit and recoverable	29.8	34.7	40.4

Balance as of December 31	$30.2	$35.2	$41.0

Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

For the years ended December 31, 2021, 2020 and 2019, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $121.9 and $113.9 of life contract claims as of December 31, 2021 and 2020, respectively.

(5)	Transactions with Affiliates

The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

GLIC

GNA

Genworth Mortgage Insurance Corporation (“GMIC”)

JLIC

RLIC VI

RLIC VII

RLIC VIII

RLIC X

F-43

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

On December 15, 2021, in connection with the recapture of the reinsurance agreement discussed in Note 8, RLIC VII and RLIC VIII returned contributed surplus to the Company in the amount of $29.3 and $37.2, respectively, in cash. Effective March 17, 2022, RLIC VII and RLIC VIII were dissolved and each returned contributed surplus to the Company in the amount of $0.3 in cash on March 28, 2022.

On September 27, 2021, in connection with the reinsurance transaction discussed in Note 8, JLIC returned contributed surplus to the Company in the amount of $101.0, which consisted of bonds of $81.8, accrued interest of $0.7 and cash of $18.5. On December 21, 2021, JLIC returned additional contributed surplus to the Company in the amount of $3.0 in cash.

On August 31, 2021, after receiving approval from the Virginia Bureau and the State of Delaware Department of Insurance, the Company and GLIC executed a Master Promissory Note. Under terms of this note the borrower may borrow up to a maximum of $300.0 from the lender for up to 90 business days. Any loan shall be repaid by the borrower to the lender immediately upon written demand. The note pays interest at the daily overnight U.S. Federal Funds Rate less 0.10%, with a floor of 0.25%. There were no borrowings during the period ended December 31, 2021.

Effective April 9, 2020, RLIC IX was dissolved and returned contributed surplus to the Company in the amount $0.3 in cash on May 20, 2020.

Effective March 12, 2020, Rivermont was dissolved and returned contributed surplus to the Company in the amounts of $1.5 and $0.1 in cash on March 30, 2020 and April 13, 2020, respectively. On February 12, 2020, Rivermont returned contributed surplus to the Company in the amount of $198.0, which consisted of $15.4 in cash, securities with a book value of $180.9 and accrued interest of $1.7.

For years ended December 31, 2021, 2020 and 2019, the Company made net payments for intercompany settlements of $71.7, $59.9 and $60.4 , respectively.

The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY’s variable annuity products.

The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company’s indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 0.25%, 1.03% and 1.50% during the years ended December 31, 2021, 2020 and 2019, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2021 or 2020.

The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements.

F-44

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

Total amounts due from or owed to affiliates as of December 31, 2021 and 2020 are included in the following balance sheet captions:

	2021	2020
Assets:
Amounts recoverable from reinsurers and funds held	$385.5	$410.4
Receivable from parent, subsidiaries and affiliates	0.3	—

Total assets	$385.8	$410.4

Liabilities:
Current Federal income tax payable	$9.2	$38.2
Payable to parent, subsidiaries and affiliates	9.8	10.6
Other amounts payable on reinsurance	18.4	20.7

Total liabilities	$37.4	$69.5

(6)	Income Taxes

(a) Components of deferred tax assets and deferred tax liabilities

1.	The components of the net DTA recognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2021 and 2020 were as follows:

	2021			2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Gross DTA	$595.8	$17.1	$612.9	$566.1	$10.7	$576.8	$29.7	$6.4	$36.1
b. Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—

c. Adjusted gross DTA (1a – 1b)	595.8	17.1	612.9	566.1	10.7	576.8	29.7	6.4	36.1
d. DTA nonadmitted	359.9	14.7	374.6	312.1	5.8	317.9	47.8	8.9	56.7

e. Subtotal: net admitted DTA (1c – 1d)	235.9	2.4	238.3	254.0	4.9	258.9	(18.1)	(2.5)	(20.6)
f. DTL	123.1	2.4	125.5	147.0	0.9	147.9	(23.9)	1.5	(22.4)

g. Net admitted DTA/ (DTL) (1e – 1f)	$112.8	$—	$112.8	$107.0	$4.0	$111.0	$5.8	$(4.0)	$1.8

F-45

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

2.	Admission calculation components for SSAP No. 101 as of December 31, 2021 and 2020:

	2021			2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$4.0	$4.0	$—	$4.0	$4.0	$—	$—	$—

b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above) after application of the threshold limitation. (The lessor of 2(b)1 and 2(b)2 below)	112.8	(4.0)	108.8	107.0	—	107.0	5.8	(4.0)	1.8

1. Adjusted gross DTA expected to be realized following the balance sheet date	112.8	(4.0)	108.8	107.0	—	107.0	5.8	(4.0)	1.8

2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	112.8	XXX	XXX	132.1	XXX	XXX	(19.3)

c. Adjusted gross DTA (excluding the amount of DTA from 2(a) and 2(b) above) offset by gross DTL	123.1	2.4	125.5	147.0	0.9	147.9	(23.9)	1.5	(22.4)

d. DTA admitted as a result of the application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))	$235.9	$2.4	$238.3	$254.0	$4.9	$258.9	$(18.1)	$(2.5)	$(20.6)

3.	Ratio used to determine applicable period used in 6(a)2:

	2021	2020
a. Ratio percentage used to determine recovery period and threshold limitation amount	657%	764%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$882.8	$1,008.1

4.	Impact of tax planning strategies:

a.	Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

	2021		2020		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
1. Adjusted Gross DTAs Amount from Note 6a1(c)	$595.8	$17.1	$566.1	$10.7	$29.7	$6.4

2. Percentage of Adjusted Gross DTAs by Tax Character Attribute to the impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

3. Net Admitted Adjusted Gross DTAs Amount from Note 6a1(e)	$235.9	$2.4	$254.0	$4.9	$(18.1)	$(2.5)

4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

F-46

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

b.	The Company did not use reinsurance tax planning strategies for the years ended December 31, 2021, 2020 and 2019.

(b) Unrecognized deferred tax liabilities

The Company did not have any unrecognized DTLs during the years ended December 31, 2021, 2020 and 2019.

(c) Current income tax and change in deferred tax

The provision for income taxes incurred on operations for the years ended December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	Change
1. Current Income Taxes
a. Federal income taxes	$(52.3)	$(37.6)	$(14.7)
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	(52.3)	(37.6)	(14.7)
d. Federal income tax on net capital gains (losses)	20.5	5.2	15.3
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income tax incurred	$(31.8)	$(32.4)	$0.6

	2020	2019	Change
1. Current Income Taxes
a. Federal income taxes	$(37.6)	$38.5	$(76.1)
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	(37.6)	38.5	(76.1)
d. Federal income tax on net capital gains (losses)	5.2	5.7	(0.5)
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income taxes incurred	$(32.4)	$44.2	$(76.6)

F-47

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2021 and 2020:

	2021	2020	Change
2. DTA
A. Ordinary
1.Discounting of unpaid losses	$—	$—	$—
2.Unearned premium reserve	—	—	—
3a. Transition reserves	6.0	7.5	(1.5)
3b. Policyholder reserves	426.8	407.2	19.6
4.Investments	27.9	14.4	13.5
5.Deferred acquisition costs	125.2	130.3	(5.1)
6.Policyholder dividends accrual	—	—	—
7.Fixed assets	0.7	0.6	0.1
8.Compensation and benefits accrual	—	—	—
9.Pension accrual	—	—	—
10. Receivable—nonadmitted	2.3	1.9	0.4
11.Net operating loss carry forward	—	—	—
12. Tax credit carry forward	1.2	1.8	(0.6)
13.Other (including items less than 5% of total ordinary tax assets)	5.7	2.4	3.3

99. Subtotal ordinary	595.8	566.1	29.7
B. Statutory valuation allowance adjustment	—	—	—
C. Nonadmitted DTA	359.9	312.1	47.8

D. Admitted ordinary DTA (2A99 – 2B – 2C)	235.9	254.0	(18.1)
E. Capital			—
1.Investments	17.1	10.7	6.4
2.Net capital loss carry forward	—	—	—
3.Real estate	—	—	—
4. Other (including items less than 5% of total
ordinary tax assets)	—	—	—

99. Subtotal capital	17.1	10.7	6.4
F. Statutory valuation allowance adjustment	—	—	—
G. Nonadmitted DTA	14.7	5.8	8.9

H. Admitted capital DTA (2E99 – 2F – 2G)	2.4	4.9	(2.5)

I. Admitted DTA (2D + 2H)	$238.3	$258.9	$(20.6)

F-48

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	2021	2020	Change
3. DTL
A. Ordinary
1. Investments	$7.7	$12.4	$(4.7)
2. Fixed assets	—	—	—
3. Deferred and uncollected premiums	76.1	84.0	(7.9)
4(a). Transition reserves	36.4	45.5	(9.1)
4(b). Policyholder reserves	2.9	5.0	(2.1)
5. Other	—	0.1	(0.1)

99. Subtotal ordinary	123.1	147.0	(23.9)

B. Capital
1. Investments	2.4	0.9	1.5
2. Real estate	—	—	—
3. Other	—	—	—

99. Subtotal capital	2.4	0.9	1.5

C. DTL (3A99 + 3B99)	125.5	147.9	(22.4)

4. Net DTA (DTL) (2I – 3C)	$112.8	$111.0	$1.8

Based on an analysis of the Company’s tax position for the year ended December 31, 2021, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

	December 31,
	2021	2020	Change
Total gross DTA	$612.9	$576.8	$36.1
Statutory valuation allowance adjustment	—	—	—

Adjusted gross DTAs	612.9	576.8	36.1
Total gross DTL	125.5	147.9	(22.4)

Net DTA (DTL)	$487.4	$428.9	58.5

Deferred tax on change in net unrealized capital gains (losses)			4.3

Change in net deferred income taxes			$62.8

F-49

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

(d) Reconciliation of Federal income tax rate to actual effective tax rate

The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Provision computed at statutory tax rate	$(37.6)	$(44.3)	$49.1
Tax exempt interest	(0.3)	(0.4)	(0.4)
Benefit of dividends	(2.0)	(2.0)	(2.5)
Change in reserve on account of change in valuation basis	—	(20.2)	—
Change in tax contingency reserve	(0.2)	—	—
Statutory amortization of IMR	(0.9)	(0.2)	—
Foreign taxes	—	(0.5)	(3.5)
Change in nonadmitted assets	(3.3)	(0.9)	(1.3)
Deferred reinsurance gains	(3.2)	(6.2)	(23.7)
Transfer of IMR	(3.5)	—	—
Intercompany bonds transfer (see Note 5)	(1.9)	—	—
Prior year provision to return true-up	(0.4)	(0.5)	(0.8)
Reinsurance transaction treated as nontaxable
reorganization (see Note 8)	(41.5)	—	12.0
Other adjustments	0.2	0.1	1.0

Total	$(94.6)	$(75.1)	$29.9

Federal income taxes incurred	$(31.8)	$(32.4)	$44.2
Change in net deferred income taxes	(62.8)	(42.7)	(14.3)

Total	$(94.6)	$(75.1)	$29.9

(e) Operating loss and tax credit carry forwards and protective tax deposits

As of December 31, 2021, the Company had no operating losses to carry forward.

As of December 31, 2021, the Company had tax credits to carry forward that will expire, if unutilized, as follows:

Origination year	Amount	Expires after
2014	0.3	2024
2015	0.2	2025
2018	0.5	2028
2019	0.2	2029

As of December 31, 2021, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:

Tax year	Capital	Ordinary
2021	$19.9	$—
2020	5.9	—
2019	6.7	—

The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

F-50

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

(f) Consolidated Federal income tax return

The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2021:

ASI

Capital Brokerage Corporation

CareScout, LLC

Enact Financial Assurance Corporation

Enact Holdings, Inc.

Enact Mortgage Holdings, LLC

Enact Mortgage Reinsurance Corporation

Enact Mortgage Services, LLC

Genworth

Genworth Annuity Service Corporation

Genworth Financial Agency, Inc. (“GFA”)

Genworth Financial International Holdings, LLC

Genworth Financial Services, Inc.

Genworth Holdings, Inc. (“Genworth Holdings”)

Genworth Insurance Company

GLIC

GLICNY

GMIC

Genworth Mortgage Insurance Corporation of North Carolina

GNA

HGI Annuity Service Corporation

JLIC

Mayflower

Monument Lane IC 1, Inc.

Monument Lane IC 2, Inc.

Monument Lane PCC, Inc.

Newco

RLIC VI

RLIC VII

RLIC VIII

RLIC X

Sponsored Captive Re, Inc.

United Pacific Structured Settlement Company

The Company is a party to the Amended and Restated Tax Allocation Agreement dated May 14, 2021, between Genworth and certain of its subsidiaries (the “New TAA”). The New TAA includes updates to the Tax Allocation Agreement dated May 24, 2004 (the “Old TAA”) for company names and other administrative matters but did not fundamentally change the methodology used to allocate taxes amongst Genworth and its subsidiaries. The New TAA was approved by state insurance regulators and the Company’s Board of Directors. The tax allocation methodology is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company’s policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth’s Federal consolidated U.S. corporation income tax return.

F-51

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The Company and its indirect parent, Genworth, have special tax agreements with the Company’s direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2021, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $2.8 for RLIC VII and a tax receivable and a decrease in investment in common stock of affiliates of $0.6 for RLIC VIII related to these agreements.

The Company and its direct parent, GLIC, were also parties to a separate special tax sharing agreement with the Company’s direct subsidiary, Rivermont. The agreement allocated the tax benefit of Rivermont’s net operating losses (“NOLs”) from tax years prior to 2009 to the Company. The Company repaid such benefits to Genworth to the extent Rivermont had taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont recorded a current tax benefit and received tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. On February 19, 2020, the special tax sharing agreement with Rivermont was terminated.

The Company also has special tax sharing agreements with RLIC VI, previously RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under these special tax sharing agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2021, the Company recorded tax receivables and a decrease in common stock of affiliates of $130.3 and $81.9 to RLIC VI and RLIC X, respectively. The Company carries RLIC VI and RLIC X at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned surplus.

The Company has a special tax allocation agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC X and previously RLIC IX continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC X and previously RLIC IX. The purpose of this special tax allocation agreement between the Company and Genworth is to defer the recognition of tax expense and related intercompany tax settlements by the Company until the time at which the Company would have recognized the expense absent the change in the Permitted Practices in 2018 for RLIC VI, RLIC X and previously RLIC IX. In 2021, RLIC VI and RLIC X reverted back to its pre-2018 reserve methodology; however, given the nature and purpose of the special tax allocation agreement, this change does not impact the Company’s tax allocation methodology with Genworth. As of December 31, 2021, the Company recorded a decrease to current tax receivable and a decrease to unassigned surplus of $224.9 related to this agreement.

The cumulative benefit recognized by the Company relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC X, and previously RLIC IX and the Special Tax Allocation Agreement with Genworth was $394.4 and $410.0 as of December 31, 2021 and 2020, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service (“IRS”) may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the

F-52

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

Company is no longer subject to U.S. Federal tax examinations for years through 2017. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations.

(g) Federal or foreign income tax loss contingencies

As of December 31, 2021, 2020 and 2019, the total amount of unrecognized tax benefits was $7.0, $7.2, and $7.2, respectively, which, if recognized, would affect the effective tax rate on operations.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2021, 2020 and 2019, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2021, 2020 and 2019.

As a result of Genworth’s open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2022.

(h) State transferable and non-transferable tax credits

The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:

	2021
Description of state transferable and non-transferable tax credits	State	Carrying value	Unused amount
New Market	MS	$0.2	$0.2
Urban Development	CT	0.1	0.1

Total		$0.3	$0.3

	2020
Description of state transferable and non-transferable tax credits	State	Carrying value	Unused amount
New Market	MS	$0.4	$0.4
New Market	NE	0.1	0.1
Urban Development	CT	0.5	0.5

Total		$1.0	$1.0

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2021 and 2020.

F-53

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The state tax credits admitted and nonadmitted were as follows:

	2021		2020
	Total admitted	Total nonadmitted	Total admitted	Total nonadmitted
Transferable	$—	$—	$—	$—
Non-transferable	0.3	—	1.0	—

Total	$0.3	$—	$1.0	$—

(7)	Commitments and Contingencies

(a) Litigation

The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company.

On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. Plaintiff’s class certification brief is due on June 27, 2022, the Company’s opposition is due on August 29, 2022, and plaintiff’s reply brief is due on October 28, 2022. The Company intends to vigorously defend this action.

On April 6, 2020, the Company was named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Brighton Trustees, LLC, on behalf of and as trustee for Diamond LS Trust; and Bank of Utah, solely as securities intermediary for Diamond LS Trust; on behalf of themselves and all others similarly situated v. Genworth Life and Annuity Insurance Company. On May 13, 2020, the Company was also named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Ronald L. Daubenmier, individually and on behalf of himself and all others similarly situated v. Genworth Life and Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District Court for the Eastern District of Virginia issued an order consolidating the Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that the Company subjected policyholders to unlawful and excessive increase to cost of insurance charges. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5.0. The parties participated in a mediation on November 18, 2021. The trial is scheduled to commence on July 8, 2022. On Friday, March 25, 2022, the parties reached an agreement in principle to settle the action for $25.0, subject to Court approval. If the settlement is not approved, the Company intends to continue to vigorously defend this action.

In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. Plaintiff alleges unlawful and excessive cost of insurance charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating cost of insurance rates and failed to decrease cost of insurance charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed

F-54

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the “McBride settlement”) that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company’s motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company’s motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company’s counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate Court decision vacates the injunction and reverses the Middle District of Georgia’s opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff’s appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff’s appeal and the Company’s cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia’s order enjoining Plaintiff’s class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company’s counterclaim. On June 30, 2021, the Company filed in the Middle District of Georgia its renewed motion to enforce the class action settlement and release, and renewed its motion for leave to file a counterclaim. The briefing on both motions concluded in October 2021. On March 24, 2022, the Court denied the Company’s motions. The Company intends to continue to vigorously defend the action.

As of December 31, 2021, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

(b) Guaranty Association Assessments

The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

As of December 31, 2021 and 2020, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $6.9 and $6.8, respectively, and a related premium tax benefit asset of $6.1 and $7.4, respectively. These amounts represent management’s best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

F-55

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The following table provides information about the Company’s guaranty funds receivable as of December 31, 2021 and 2020:

	2021	2020
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end	$7.4	$7.6
Decreases current year:
Premium tax offset applied	0.4	0.5
True up adjustment	0.9	—
Increases current year:
True up adjustment	—	0.3

Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end	$6.1	$7.4

The Company’s guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis as of December 31, 2021 and 2020.

(c) Related Party Guarantees

The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company’s annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company’s structured settlement business.

There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $262.6 as of December 31, 2021. The guarantee will remain intact until modified or rescinded by the Company’s board of directors.

(d) Commitments

As of December 31, 2021, the Company had future commitments of $37.4 on its investments in limited partnerships and $13.9 in commercial mortgage loans. These limited partnerships are part of the Company’s private equity and real estate programs. The funding commitments relate to commercial mortgage loans.

(8)	Reinsurance

The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers.

The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

F-56

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2021, 2020 and 2019 were as follows:

	Premiums earned			Benefits incurred
	2021	2020	2019	2021	2020	2019
Direct	$1,069.1	$1,107.7	$1,179.3	$2,417.5	$2,261.6	$2,201.8
Assumed	266.1	275.7	287.2	339.7	305.1	248.4
Ceded	(2,584.3)	(1,208.2)	(2,367.5)	(1,917.1)	(1,809.4)	(1,722.2)

Net	$(1,249.1)	$175.2	$(901.0)	$840.1	$757.3	$728.0

The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

Affiliated Special Purpose Captives Reinsurance Transactions

The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2021 and 2020 related to these treaties were as follows:

	2021	2020
Universal Life Insurance Business
JLIC	$—	$24.2
RLIC VI	855.8	858.6

Term Life Insurance Business
RLIC VI	$1,352.2	$1,460.7
RLIC VII	—	405.7
RLIC VIII	—	1,041.6
RLIC X	894.9	861.3

JLIC

Effective July 1, 2021, the Company recaptured all of the term and universal life insurance business previously ceded to JLIC, with reserves of $24.3 as of June 30, 2021. Additionally, JLIC transferred its remaining interest maintenance reserve liability of $4.7 as of June 30, 2021 to the Company. As consideration for the recapture, the Company received a recapture fee from JLIC of $28.0. For the settlement of the recapture fee, JLIC transferred bonds of $19.7, accrued interest of $0.2 and cash of $3.8 to the Company resulting in a loss of $4.3. Additionally, JLIC novated all of its remaining ceded reinsurance agreements to the Company. Effective July 1, 2021, there is no remaining reinsurance in JLIC.

RLIC VI

The Company is a party to a coinsurance reinsurance agreement with RLIC VI whereby it previously only ceded certain term life insurance business to RLIC VI. Effective December 1, 2019, the Company amended and restated the coinsurance treaty with RLIC VI to include additional term life and universal life insurance business which was recaptured by the Company from RLIC IX and Rivermont in December 2019 and then ceded to RLIC VI. As a result of this amendment, the Company ceded $1,583.9 of initial premium, with an initial allowance of $888.0 to RLIC VI in 2019. The net consideration of $695.8 was withheld by the Company and recorded as funds withheld.

F-57

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

For U.S. federal income tax purposes, the reinsurance transactions discussed above between the Company and RLIC VI effective December 1, 2019 were treated as tax-free reinsurance transactions. Therefore, the assets and liabilities of RLIC IX and Rivermont that were recaptured by the Company and subsequently ceded to RLIC VI were transferred without the recognition of a tax gain or loss.

Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC VI, the Company was responsible for the U.S. federal income tax liabilities of RLIC VI (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company’s tax obligations with respect to federal income taxes of RLIC VI due to the reinsurance transactions discussed above.

Effective December 1, 2017, RLIC VI entered into a monthly renewable term (“MRT”) reinsurance agreement with New Reinsurance Company Ltd (“NewRe”) whereby it retrocedes the mortality risk on the original term life insurance business assumed from the Company.

Effective December 1, 2019, RLIC VI entered into a MRT reinsurance agreement with Hannover Re (Ireland) DAC (“Hannover Re Ireland”) whereby it retrocedes the mortality risk on the additional term life insurance business assumed from the Company.

RLIC VI is also a party to an XOL reinsurance agreement with Canada Life and the Company. Under this XOL reinsurance agreement Canada Life will pay claims up to the difference between (i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the NewRe MRT Treaty and the Hannover Re Ireland MRT Treaty, if the term life and universal life funds withheld accounts and the Company’s capital and surplus are exhausted to zero.

During 2021, 2020 and 2019, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $4.6, $2.1 and $1.5 at the beginning of the period of recapture for the years ended December 31, 2021, 2020 and 2019, respectively.

RLIC VII

The Company was a party to a coinsurance with funds withheld agreement with RLIC VII whereby it ceded certain term life insurance business to RLIC VII. Effective December 1, 2021, the Company recaptured all of the term life insurance business previously ceded to RLIC VII with reserves as of November 30, 2021, of $300.9. As consideration for the recaptures, RLIC VII paid the Company a net terminal payment of $4.4 in cash on December 13, 2021. The difference between the reserves recaptured from RLIC VII of $300.9 and the terminal reserve adjustment of $70.5 was recorded as a statutory net loss of $230.4 for the Company in 2021. The term life insurance business recaptured from RLIC VII was subsequently ceded to SCOR Global Life USA Reinsurance Company (“SCOR”) in December 2021 as discussed below. Additionally, the MRT reinsurance agreement between RLIC VII and SCOR was recaptured and terminated effective December 1, 2021.

The Company also had a XOL reinsurance agreement with RLIC VII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. This agreement was terminated effective December 1, 2021.

As of December 31, 2021, there was no remaining reinsurance in RLIC VII.

F-58

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

RLIC VIII

The Company was a party to a coinsurance with funds withheld agreement with RLIC VIII whereby it ceded term life insurance business to RLIC VIII. Effective December 1, 2021, the Company recaptured all of the term life insurance business previously ceded to RLIC VIII with reserves as of November 30, 2021, of $1,026.1. As consideration for the recapture, the Company paid RLIC VIII a net terminal payment of $0.6 in cash on December 13, 2021. The difference between the reserves recaptured from RLIC VIII of $1,026.1 and the terminal reserve adjustment of $300.7 was recorded as a statutory net loss of $725.4 for the Company in 2021. The term life insurance business recaptured from RLIC VIII was subsequently ceded to SCOR in December 2021 as discussed below. Additionally, the MRT reinsurance agreement between RLIC VIII and SCOR was recaptured and terminated effective December 1, 2021.

The Company also had a XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. This agreement was terminated effective December 1, 2021.

As of December 31, 2021, there was no remaining reinsurance in RLIC VIII.

RLIC X

The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X. The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

Effective December 1, 2017, RLIC X entered into a MRT reinsurance agreement with NewRe whereby it retrocedes the mortality risk on the term life insurance business assumed from the Company.

During 2020 and 2019 under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.2 and $0.6 at the beginning of the period of recapture for the years ended December 31, 2020 and 2019, respectively.

Rivermont

The Company previously was a party to an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance (“Modco”) basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and January 1, 2001 through June 30, 2006. Effective December 1, 2019, the Company recaptured all of the universal life insurance business previously ceded to Rivermont with such business having $455.2 and $391.4 in coinsurance and modified coinsurance reserves, respectively, as of November 30, 2019 and terminated this reinsurance agreement. As consideration for the recapture, Rivermont paid the Company a recapture fee of $101.7 which represented approximately 80% of the excess economic reserves of the recaptured business. For the recapture fee, Rivermont transferred bonds with market value of $97.1 and a book value of $82.0, accrued interest of $0.9 and cash of $3.7 to the Company. The difference between the recaptured coinsurance reserves of $455.2 and the book value of the assets transferred for the recapture fee recorded through commissions and expense allowances on reinsurance ceded of $86.6 was recorded as a statutory net loss of $368.6 for the Company in 2019. The universal life insurance business recaptured from Rivermont was subsequently ceded to RLIC VI in December 2019 as discussed below. As of December 31, 2019, there was no remaining reinsurance in Rivermont.

F-59

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

Pursuant to the special tax sharing agreements discussed in Note 6 between the Company and Rivermont, the Company was responsible for the U.S. federal income tax liabilities of Rivermont (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company’s tax obligations with respect to federal income taxes of Rivermont due to the reinsurance transaction discussed above. The special tax sharing agreement with Rivermont discussed above was terminated on February 19, 2020.

Genworth Holdings entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings guaranteed that Rivermont would receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty was to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provided Rivermont with the required liability payments in the event that there was a shortfall in Rivermont’s ability to fund its interest obligations. The probability of a Genworth Holdings payment was remote and would only occur if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco reinsurance assets, and (c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The limited guaranty was terminated effective December 31, 2019.

In 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company. Assets were held in a trust to the benefit of the Company as collateral. In January 2020, Rivermont redeemed all of its $315.0 of outstanding surplus notes.

Genworth entered into a liquidity commitment agreement with Rivermont and the capital market trusts that held the surplus notes issued by Rivermont. The liquidity commitment agreement maintained that Genworth would, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust. The liquidity commitment agreement was terminated effective January 27, 2020.

On October 24, 2006, the Company also entered into an agreement with MBIA Insurance Corporation (“MBIA”), the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligated the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman USA (“Milliman”) from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont’s failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont. This agreement was also terminated effective January 27, 2020.

RLIC IX

The Company was a party to a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. RLIC IX also entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc (“Hannover Ireland”) to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective December 1, 2019, the Company recaptured all of the term life insurance business previously ceded to RLIC IX with such business having $737.3 in reserves as of November 30, 2019 and terminated the RLIC IX Coinsurance Treaty. As consideration for the recapture, RLIC IX paid the Company a net terminal payment of $0.9 in cash on December 12, 2019. The difference between the recaptured reserves of $737.3 and the terminal reserve adjustment recorded through commissions and expense allowances on reinsurance ceded of $225.3 was recorded as a statutory net loss of $512.0 for the Company in 2019. The term life insurance business recaptured from RLIC IX was subsequently ceded to RLIC VI in December 2019 as discussed above. Additionally, the MRT reinsurance agreement between RLIC IX and Hannover Ireland was recaptured and terminated effective December 1, 2019.

F-60

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

Effective July 1, 2016, the Company entered into an XOL reinsurance agreement with Canada Life and RLIC IX. As per this XOL reinsurance agreement, Canada Life would pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, were exhausted. This agreement was terminated effective December 1, 2019.

As of December 31, 2019, there was no remaining reinsurance in RLIC IX.

Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC IX, the Company was responsible for the U.S. federal income tax liabilities of RLIC IX (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company’s tax obligations with respect to federal income taxes of RLIC IX due to the reinsurance transactions discussed above. The special tax sharing agreement with RLIC IX discussed above was terminated effective May 1, 2020.

Other Affiliate Reinsurance Transactions

Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2021 and 2020 were $726.9 and $793.5, respectively.

Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies, including total living coverage (“TLC”) insurance policies, from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2021 and 2020 were $1,663.1 and $1,540.3, respectively.

Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. Reserves ceded as of December 31, 2021 and 2020 were $67.7 and $75.1, respectively.

Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC. Reserves assumed as of December 31, 2021 and 2020 were $44.8 and $48.6, respectively.

Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC. Reserves assumed as of December 31, 2021 and 2020 were $117.0 and $122.4, respectively.

Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC. Reserves assumed as of December 31, 2021 and 2020 were $93.0 and $102.2, respectively.

Significant External Reinsurers

Effective December 1, 2021, the Company entered into a coinsurance agreement with SCOR (the “2021 SCOR Coinsurance Treaty”) to reinsure the term life insurance business recaptured from RLIC VII and RLIC VIII and an additional block of term life insurance business that was previously retained by the Company. The Company ceded $1,378.9 of initial premium, with an initial allowance of $1,019.1. For the net settlement, the Company paid SCOR $359.7 in cash on December 13, 2021. Additionally, the Company ceded $25.4 of interest maintenance reserves. As of December 31, 2021, the ceded reserves under the 2021 SCOR Coinsurance Treaty were $1,322.8.

On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company (“UFLIC”) pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business

F-61

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2021 and 2020 were $528.9 and $569.7, respectively, and Modco reserves established by the Company as of December 31, 2021 and 2020 for the separate accounts were $1,674.4 and $1,629.6, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2021 and 2020 were $4,948.9 and $5,067.4, respectively.

Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2021 and 2020 were $0.2 and $0.3, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2021, the amount of assets in the trust was $6,174.2.

Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term (“YRT”) basis. As of December 31, 2021 and 2020, ceded Modco reserves were $739.1 and $750.2, respectively. Ceded yearly renewable term reserves were $143.7 and $149.1, respectively, and ceded coinsurance reserves were $1,485.5 and $1,490.7, respectively.

Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company to cede certain term life insurance business. As of December 31, 2021 and 2020, ceded reserves were $1,333.2 and $1,541.1, respectively.

On March 6, 2019, Scottish Re US Inc. (“Scottish Re”), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware (the “Court”). The proposed Plan of Rehabilitation of Scottish Re was filed in the Court on June 30, 2020. On March 16, 2021, the Receiver filed a Draft Amended Plan of Rehabilitation (the “Amended Plan”) and filed an outline of changes to the Amended Plan on July 27, 2021. However, at this time, the Amended Plan has not been approved by the Court nor does the Company know what deadlines the Court will impose, what standard it will use or whether the Receiver will ultimately submit a rehabilitation plan that the Court will approve. Total ceded reserves to Scottish Re were $14.8 as of December 31, 2021. As of December 31, 2021, reinsurance recoverable included $24.0 related to Scottish Re, but the Company nonadmitted $23.0 for amounts over 90 days past due. The Company will continue to monitor the plan of rehabilitation and expected recovery of the claims balance.

As of December 31, 2021 no reinsurance contracts had been identified which would require the Company to include the supplemental reinsurance risk interrogatories.

Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

As of December 31, 2021, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC X. There were no RBC implications as there was no shortfall as of December 31, 2021.

(9)	Statutory Capital and Surplus and Dividend Restriction

The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed

F-62

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2021, 2020 and 2019. The RBC ratio of the Company was 741% and 848% as of December 31, 2021 and 2020, respectively.

State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2022 is the greater of 10% of the Company’s statutory capital and surplus as of December 31, 2021 or its net gain from operations for 2021, with such dividend payout not to exceed the Company’s earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2022.

(10)	Separate Accounts

The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders’ equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2021, 2020, 2019, 2018 and 2017 were $23.0, $35.6, $30.9, $23.3 and $25.3, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $27.9, $28.8, $31.1, $34.3 and $41.2, for the past five years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

Assets supporting the Company’s separate account product contracts of $5,669.3 and $5,669.8 as of December 31, 2021 and 2020, respectively, were considered legally insulated and not subject to claims of the general account.

F-63

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2021 was as follows:

	Non-indexed guarantee less than or equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed separate accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2021	$—	$—	$25.5	$25.5

Reserves as of December 31, 2021:
For accounts with assets at:
Fair value	$6.2	$3.9	$5,644.2	$5,654.3

Total reserves	$6.2	$3.9	$5,644.2	$5,654.3

By withdrawal characteristics:
With fair value adjustment	$6.2	$3.9	$—	$10.1
At fair value	—	—	5,644.2	5,644.2

Subtotal	6.2	3.9	5,644.2	5,654.3
Not subject to discretionary withdrawal	—	—	—	—

Total	$6.2	$3.9	$5,644.2	$5,654.3

Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2021 was as follows:

2021
Transfers as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$25.5
Transfers from separate accounts	698.8

Net transfers to separate accounts, per the separate accounts annual statement	(673.3)
Reconciling adjustments:
Transfer to separate accounts – reinsured	212.6

Net transfers from separate accounts, per the Statutory Statement of Summary of Operations	$(460.7)

All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)	FHLB Funding Agreement

(1)

The Company is a member of the Federal Home Loan Bank of Atlanta (“FHLB Atlanta”). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2021, in the amount of $150.0, which related to total liabilities of $150.3, of which $0.3 was accrued interest. As of December 31, 2020, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $270.0, which related to total liabilities of $270.7, of which $0.7 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, consistent with its accounting for other deposit type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased,

F-64

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2021 and 2020. The Company has determined the actual or estimated maximum borrowing capacity in accordance with FHLB Atlanta regulatory and or specific borrowing limits.

(2)	The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2021 and 2020:

FHLB Capital Stock

a.	Aggregate Totals as of December 31, 2021 and 2020:

	2021
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	10.6	10.6	—
Activity stock	5.6	5.6	—
Excess stock	—	—	—

Aggregate total	$16.2	$16.2	$—

Actual or estimated borrowing capacity as determined by the insurer	$750.0	XXX	XXX

	2020
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	15.0	15.0	—
Activity stock	11.5	11.5	—
Excess stock	—	—	—

Aggregate total	$26.5	$26.5	$—

Actual or estimated borrowing capacity as determined by the insurer	$1,000.0	XXX	XXX

b.	Membership stock (Class A and B) eligible for redemption

Membership stock	2021 total	Not eligible for redemption	Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class A	$—	$—	$—	$—	$—	$—
Class B	10.6	10.6	—	—	—	—

F-65

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

(3)	Collateral Pledged to FHLB

a.	Amount pledged as of December 31, 2021 and 2020:

	Fair value	Carrying value	Aggregate total borrowing
1. Current year total general and separate accounts total collateral pledged (Lines 2+3)	$519.9	$410.2	$150.0
2. Current year general account total collateral pledged	519.9	410.2	150.0
3. Current year separate accounts total collateral pledged	—	—	—

4. Prior year-end total general and separate accounts total collateral pledged	$586.6	$438.8	$270.0

b.	Maximum amount pledged during reporting period ending December 31, 2021 and 2020:

	Fair value	Carrying value	Amount borrowed at time of maximum collateral
1. Current year total general and separate accounts maximum collateral pledged (Lines 2+3)	$586.3	$438.8	$270.0
2. Current year general account maximum collateral pledged	586.3	438.8	270.0
3. Current year separate accounts maximum collateral pledged	—	—	—

4. Prior year-end total general and separate accounts maximum collateral pledged	$620.2	$459.5	$162.5

(4)	Borrowing from FHLB

a.	Amount as of December 31, 2021 and 2020:

	2021
Description	Total	General account	Separate accounts	Funding agreements reserves established
1. Debt	$—	$—	$—	XXX
2. Funding agreements	150.0	150.0	—	$150.3
3. Other	—	—	—	XXX

4. Aggregate total (1+2+3)	$150.0	$150.0	$—	$150.3

	2020
Description	Total	General account	Separate accounts	Funding agreements reserves established
1. Debt	$—	$—	$—	XXX
2. Funding agreements	270.0	270.0	—	$270.7
3. Other	—	—	—	XXX

4. Aggregate total (1+2+3)	$270.0	$270.0	$—	$270.7

F-66

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

b.	Maximum amount during reporting period ending December 31, 2021:

Description	Total	General account	Separate accounts
1. Debt	$—	$—	$—
2. Funding agreements	270.0	270.0	—
3. Other	—	—	—

4. Aggregate total (Lines 1+2+3)	$270.0	$270.0	$—

c.	FHLB — prepayment obligations

Description	Does the company have prepayment obligations under the following arrangements (Yes/No)?
Debt	No
Funding agreements	No
Other	No

(12)	Fair Value of Financial Instruments

The following tables set forth the Company’s assets and liabilities that were reported at fair value as of December 31, 2021 and 2020:

	2021
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Perpetual Preferred Stock:
Industrial and miscellaneous	$—	$16.1	$1.7	$—	$17.8

Total preferred stock	—	16.1	1.7	—	17.8

Common stock:
Industrial and miscellaneous	29.8	—	16.2	—	46.0

Total common stock	29.8	—	16.2	—	46.0

Cash equivalents:
Money market mutual funds	255.3	—	—	—	255.3

Total cash equivalents	255.3	—	—	—	255.3

Derivative assets:
Equity index options	—	—	41.9	—	41.9

Total derivative assets	—	—	41.9	—	41.9

Separate account assets	5,597.1	16.1	1.0	—	5,614.2

Total assets	$5,882.2	$32.2	$60.8	$—	$5,975.2

F-67

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	2020
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Bonds:
Commercial mortgage-backed	$—	$0.2	$—	$—	$0.2

Total bonds	—	0.2	—	—	0.2

Common stock:
Industrial and miscellaneous	5.6	—	26.5	—	32.1

Total common stock	5.6	—	26.5	—	32.1

Cash equivalents:
Money market mutual funds	290.6	—	—	—	290.6

Total cash equivalents	290.6	—	—	—	290.6

Derivative assets:
Equity index options	—	—	62.7	—	62.7

Total derivative assets	—	—	62.7	—	62.7

Separate account assets	5,644.6	16.9	1.1	—	5,662.6

Total assets	$5,940.8	$17.1	$90.3	$—	$6,048.2

The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2021, 2020 and 2019:

	2021
Investments	Beginning balance as of January 1, 2021	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net loss	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2021
Preferred and Common stock	$26.5	$1.6	$—	$—	$—	$—	$—	$(10.2)	$—	$17.9
Separate account assets	1.1	—	—	—	(0.1)	—	—	—	—	1.0
Derivative assets	62.7	—	—	13.0	4.7	31.9	—	(70.4)	—	41.9

Total assets	$90.3	$1.6	$—	$13.0	$4.6	$31.9	$—	$(80.6)	$—	$60.8

	2020
Investments	Beginning balance as of January 1, 2020	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net loss	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2020
Common stock	$23.0	$—	$—	$—	$—	$6.4	$—	$(2.9)	$—	$26.5
Separate account assets	1.1	—	—	—	—	—	—	—	—	1.1
Derivative assets	80.7	—	—	16.9	(13.1)	58.8	—	(80.6)	—	62.7

Total assets	$104.8	$—	$—	$16.9	$(13.1)	$65.2	$—	$(83.5)	$—	$90.3

F-68

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	2019
Investments	Beginning balance as of January 1, 2019	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2019
Common stock	$24.0	$—	$—	$—	$—	$2.1	$—	$(3.1)	$—	$23.0
Separate account assets	1.9	—	—	—	(0.5)	—	—	—	(0.3)	1.1
Derivative assets	39.0	—	—	(5.3)	48.3	62.6	—	(63.9)	—	80.7

Total assets	$64.9	$—	$—	$(5.3)	$47.8	$64.7	$—	$(67.0)	$(0.3)	$104.8

Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

The following tables set forth the Company’s financial instruments’ fair value, admitted amounts and level of fair value amounts as of December 31, 2021 and 2020:

	2021
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds	$11,976.1	$10,346.8	$—	$11,017.9	$958.2	$—	$—
Preferred and common stocks-nonaffiliates	63.8	63.8	29.8	16.1	17.9	—	—
Separate account assets	5,614.2	5,614.2	5,597.1	16.1	1.0	—	—
Mortgage loans	1,840.0	1,753.1	—	—	1,840.0	—	—
Cash equivalents	255.3	255.3	255.3	—	—	—	—
Other invested assets	143.0	115.9	—	143.0	—	—	—
Derivative assets	42.9	41.9	—	1.0	41.9	—	—
Derivative liabilities	—		—	—	—	—	—

F-69

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

	2020
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds	$13,590.8	$11,457.0	$—	$12,515.9	$1,074.9	$—	$—
Preferred and common stocks-nonaffiliates	55.7	53.4	12.3	15.3	28.1	—	—
Separate account assets	5,662.6	5,662.6	5,644.6	16.9	1.1	—	—
Mortgage loans	1,807.3	1,717.3	—	—	1,807.3	—	—
Short-term investments	4.3	4.3	—	4.3	—	—	—
Cash equivalents	303.6	303.6	303.6	—	—	—	—
Other invested assets	74.9	57.2	—	74.9	—	—	—
Securities lending reinvested collateral	26.0	26.0	—	26.0	—	—	—
Derivative assets	63.0	62.7	—	0.3	62.7	—	—
Derivative liabilities	—		—	—	—	—	—

The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2021 and 2020, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(13)	Retained Assets

The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

Credited interest rates ranged from 0.1% to 6.0% and the weighted average crediting rate was 2.6% for the years ended December 31, 2021, 2020 and 2019. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company’s Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC’s sample bulletin on retained asset accounts issued in December 2010.

F-70

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2021 and 2020:

	In force
	2021		2020
	Number of policies	Amount	Number of policies	Amount
Up to and including 12 months	63	$9.0	120	$20.4
13 to 24 months	100	14.6	100	15.2
25 to 36 months	87	13.7	131	17.6
37 to 48 months	123	16.4	121	17.8
49 to 60 months	106	16.3	117	15.5
Over 60 months	3,481	252.3	3,630	251.7

Total	3,960	$322.3	4,219	$338.2

The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2021, 2020 and 2019. There were no group contracts in 2021, 2020 and 2019.

	2021		2020		2019
	Number of policies	Amount	Number of policies	Amount	Number of policies	Amount
Retained assets accounts as of the beginning of the year	4,219	$338.2	4,975	$352.0	5,312	$370.8
Retained asset accounts issued/ added during the year	75	11.8	133	28.2	158	43.6
Investment earnings credited to retained asset accounts during the year	—	8.5	—	8.8	—	9.2
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—	—	—
Retained asset accounts transferred to state unclaimed property funds during the year	(16)	(0.5)	(17)	—	(26)	(0.2)
Retained asset accounts closed/ withdrawn during the year	(318)	(35.7)	(872)	(50.8)	(469)	(71.4)

Retained asset accounts at the end of the year	3,960	$322.3	4,219	$338.2	4,975	$352.0

(14)	Risk Sharing Provisions of the Affordable Care Act

The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

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GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2021, 2020 and 2019

(Dollar amounts in millions)

(15)	Investments in SCA Entities

The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2021 and 2020:

Description of SCA investment (excluding 8.b.i entities)	Gross amount	Nonadmitted amount	Admitted amount	Date of filing to NAIC	Type of NAIC filing	NAIC response received (yes/no)	2021 NAIC valuation amount	2020 NAIC valuation amount	NAIC reject entity’s valuation method, resubmission (yes/no)
JLIC (VA)*	$2.3	$2.3	$—	XXX	XXX	XXX	$—	$—	XXX
ASI (VA)**	—	—	—	9/6/2017	Sub-1	yes	—	—	no
Newco (VA)	44.5	—	44.5	7/6/2021	Sub-2	yes	41.1	41.0	no
GFA	0.5	0.5	—	12/5/2017	Sub-1	yes	—	—	no

Aggregate Total	$47.3	$2.8	$44.5				$41.1	$41.0

*	JLIC surrendered its insurance license on October 14, 2021 and will be filing with the NAIC in 2022. See Note 5 and 8 for additional information on JLIC.

**	ASI (VA) rounds to zero.

(16)	Subsequent Events

There were no material events that occurred subsequent to December 31, 2021. Subsequent events have been considered through April 14, 2022, the date the statutory financial statements were available to be issued.

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